UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.  1                                |X|
Post-Effective Amendment No. ___                              |_|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|



                              Unified Series Trust
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Timothy L. Ashburn
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                            St. Louis, MO 63101 (314)
                                    552-6295
                  Approximate Date of Proposed Public Offering:

Registrant hereby undertakes to amend this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended (the "Act") or until the registration statement shall become effective on such date as the Securities and Exchange Commission acting pursuant to Section 8(a) of the Act may determine.

It is proposed that this filing will become effective:
|_| immediately upon filing pursuant to paragraph (b)
|_| on (date) pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                       Ariston Convertible Securities Fund

                                   PROSPECTUS


                                 December, 2002



                              INVESTMENT OBJECTIVE:
                                  Total Return



                        40 Lake Bellevue Drive, Suite 220
                           Bellevue, Washington 98005

               For Information, Shareholder Services and Requests:
                            Toll Free (888) 387-2273




























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                          PAGE
RISK/RETURN SUMMARY................................................

FEES AND EXPENSES OF INVESTING IN THE FUND.........................

HOW TO BUY SHARES..................................................

HOW TO REDEEM SHARES...............................................

DETERMINATION OF NET ASSET VALUE...................................

DIVIDENDS, DISTRIBUTIONS AND TAXES.................................

MANAGEMENT OF THE FUND.............................................

OTHER INVESTMENT INFORMATION......................................

FINANCIAL HIGHLIGHTS..............................................

PRIVACY POLICY....................................................

FOR MORE INFORMATION......................................BACK COVER

                               RISK/RETURN SUMMARY

Ariston Convertible Securities Fund
Investment Objective

      The investment objective of the Ariston Convertible Securities Fund is total return.

Principal Strategies

      The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of convertible securities (i.e., convertible into shares of common stock). Types of convertible securities include convertible bonds, convertible preferred stocks, exchangeable bonds, zero coupon bonds and warrants. The convertible securities acquired by the Fund may include a significant amount of high yield securities (commonly known as "junk bonds") rated as low as B by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Service ("S&P") or, if unrated, of comparable quality in the opinion of the advisor.

      Convertible securities are considered by the advisor to be an attractive investment vehicle for the Fund because they combine the benefits of higher and more stable income than the underlying common stock generally provides, with the potential of profiting from an appreciation in the value of the underlying security. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, the investor may benefit from the increase in the market price of the underlying common stock. The Fund's advisor selects convertible securities based on the business fundamentals (such as earnings growth and revenue growth) of the underlying company and its industry, overall portfolio diversification goals and creditworthiness of the underlying company. Common stock received upon conversion or exchange of such securities will either be sold in an orderly manner or held by the Fund. The Fund will generally hold the common stock when the favorable business fundamentals used in selecting the convertible security are still intact and overall portfolio diversification is enhanced by keeping the common stock in the portfolio. Under normal circumstances, at least 80% of the Fund's assets will be invested in convertible securities, and common stocks that were convertible securities at the time of purchase.

      While it is anticipated that the Fund will diversify its investments across a range of industry sectors, certain sectors are likely to be overweighted compared to others because the Fund's advisor seeks the best investment opportunities regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

      The Fund may sell a security if the Fund's advisor believes that the business fundamentals of the underlying common stock and its convertible security are deteriorating, the convertible security is called, there are more attractive alternative issues, general market conditions are adverse, or to maintain portfolio diversification.

Principal Risks of Investing in the Fund

o    Management Risk.   The advisor's strategy may fail to produce the intended
     results.
o Company Risk. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than the Fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.
o Interest Rate Risk. The value of your investment may decrease when interest rates rise. Convertible securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o High Yield Risk. The Fund may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in junk bonds. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund's ability to sell its junk bonds (liquidity risk). See "High Yield Debt Securities" for a more detailed discussion of these lower rated securities.
o Credit Risk. The issuer of the convertible security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If the issuer defaults and the value of the security declines, the Fund's share price may decline.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

The Fund may be suitable for:

o Long-term investors seeking a fund with a total return strategy
o Investors who can tolerate the greater risks associated with junk bonds

How the Fund has Performed


      The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On January 3, 2003, the Fund acquired the assets and liabilities of the Ariston Convertible Securities Fund, a series of Ameriprime Funds, in a tax free reorganization. On April 30, 1999, the predecessor fund acquired the assets and liabilities of the Lexington Convertible Securities Fund (the "Lexington Fund") in a tax-free reorganization. The Fund is a continuation of both the predecessor fund and the Lexington Fund and, therefore, the bar chart shows changes in the predecessor fund's returns since the inception of the Lexington Fund. The table shows how the predecessor fund's average annual total returns (which include the Lexington Fund) compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                                [CHART OMITTED]

1992 - 12.82%, 1993 - 6.53%, 1994 - 1.30%, 1995 - 18.63%, 1996 - 4.89%,
1997 - 13.16%, 1998 - 2.09%, 1999 - 94.61%, 2000 - (14.76%), 2001 - (26.23%)


* The Fund's total return for the period December 31, 2001 (end of fiscal year) to September 30, 2002 was -37.47%.



       During the period shown, the highest return for a quarter was 67.46% (Q4, 1999); and the lowest return was -28.02% (Q1, 2001).

Average Annual Total Return (for the periods ended 12/31/2001):


                                                                          1 Year             5 Years             10 Years
                                                                          ------             -------             --------
The Fund
    Return Before Taxes                                                   -26.23%             7.59%               8.93%
    Return After Taxes on Distributions1                                  -26.23%             6.64%               7.50%
    Return After Taxes on Distributions                                   -15.98%             6.41%               7.16%
      and Sale of Fund Shares1
Indexes (reflects no deductions for fees, expenses or taxes)2
    S&P 500 Index                                                         -11.88%            10.70%              12.94%
    NASDAQ Composite Index                                                -21.05%             8.86%              13.46%
    Russell 2000 Index                                                      2.49%             7.52%              11.52%
    Lehman Brothers Government/Credit Bond Index                            8.51%             7.37%               7.27%


1After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2 The S&P 500 Index and the NASDAQ Composite Index will replace the Russell 2000 Index and the Lehman Brothers Government/Credit Bond Index because the Fund's advisor believes that these Indexes are more appropriate comparisons.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..........................NONE
Maximum Deferred Sales Charge (Load).......................................NONE
Redemption Fee1............................................................NONE
Exchange Fee...............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees............................................................2.22%
Distribution (12b-1) Fees..................................................0.00%
Other Expenses ............................................................0.15%
Total Annual Fund Operating Expenses.......................................2.37%

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.



Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

          1 year           3 years           5 years           10 years
         ---------         --------         ---------          --------

          $249             $765              $1,308            $2,789


                                HOW TO BUY SHARES

      The minimum initial investment in the Fund is $1,000 and the minimum subsequent investments are $50. The Fund may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this prospectus); and
o a check (subject to the minimum amounts) made payable to the appropriate Fund.

      Mail the application and check to:

U.S. Mail: Ariston Convertible Securities Fund          Overnight: Ariston
           Convertible Securities Fund                  c/o Unified Fund Services, Inc. c/o
           Unified Fund Services, Inc.                  P.O. Box 6110 431 North Pennsylvania
           Street Indianapolis, Indiana 46206-6110      Indianapolis, Indiana 46204

      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (888) 387-2273 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


      Huntington National Bank
      ABA #0440-0002-4
      Attn: Ariston Convertible Securities Fund
      Fund Name _______________________________
      Account Name ____________________________(write in shareholder name) For the Account # _______________________(write in account number) D.D.A. # 01892204576


      You must provide a signed application to Unified Fund Services at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the applicable Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of any Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name                    -the name of your account(s)
      -your account number(s)       -a check made payable to the
                                     Ariston Convertible Securities Fund


     Checks should be sent to the Ariston Convertible Securities Fund at the address listed under the heading "How to Buy Shares- Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.


Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Distribution Plan


      The Convertible Securities Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. Shareholders of the Convertible Securities Fund may pay annual 12b-1 expenses of up to 0.25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund's advisor does not intend to activate the Plan through December 31, 2002.


Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

      The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.

                              HOW TO REDEEM SHARES


      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the applicable Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Wire transfer fees will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 of 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

      By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Ariston Convertible Securities Fund      Overnight: Ariston
           Convertible Securities Fund                        c/o Unified Fund Services, Inc. c/o
           Unified Fund Services, Inc.                        P.O. Box 6110 431 North Pennsylvania
           Street Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204

       Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem.Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(888) 387-2273 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


      By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (888) 387-2273. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


      Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (888) 387-2273. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.


      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult a tax adviser.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

         Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                                          Tax Status

Income dividends                                             Ordinary income rate

Short-term capital gain distributions                        Ordinary income rate

Long-term capital gain distributions                         Capital gains rate
                                                             - maximum 20% on
                                                             Non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             capital gain
                                                             distributions
                                                             relating to assets
                                                             held more than five
                                                             years are taxable
                                                             at even lower
                                                             capital gains rates

Sales of shares
(including redemptions) owned                                Long-term capital gains or losses
more than one year                                           (capital gains rate - maximum 20% on
                                                             non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             shares owned more
                                                             than five years are
                                                             subject to even
                                                             lower capital gains
                                                             rates)

Sales of shares
(including redemptions) owned                                Gains are taxed at the same rate
for one year or less                                         as ordinary income; losses are subject
                                                             to special rules

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND


      Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005 serves as investment advisor to the Fund. The advisor was founded in 1977 and provides investment management to client portfolios that include individuals, corporations, pension and profit sharing plans and other qualified retirement plan accounts, and as of September 30, 2002, managed approximately $137million in assets.


      Richard B. Russell, President and controlling shareholder of the advisor, has been primarily responsible for the day-to-day management of the predecessor fund's portfolio since its inception. He will continue these responsibilities for the Fund. Mr. Russell is a graduate of the School of Business at the University of Washington and has completed additional training at the New York Institute of Finance. He has spent his entire professional career as an independent money manager, dating from 1972. Before founding Ariston in 1977, he was a full-time manager of private family assets. Since 1977, Mr. Russell's primary responsibilities have been portfolio management and investment research.

      Under the terms of the Fund's management agreement, the advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of the non-interested person trustees, extraordinary expenses and 12b-1 fees. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund, less 12b-1 expenses and fees and expenses of the non-interested person trustees. During the fiscal year ended December 31, 2001, the predecessor fund paid the advisor a fee equal to 2.22% of its average daily net assets.

      The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


                          OTHER INVESTMENT INFORMATION

General

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, U.S. government securities, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Convertible Securities

      Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares, the common shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer's capital structure and they are usually of higher quality and normally entail less risk than the issuer's common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.

High Yield Debt Securities

      High yield debt securities in which the Fund may invest are commonly referred to as "junk bonds." The economy and interest rates affect junk bonds differently from other securities. The prices of junk bonds have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations to meet projected business goals, and to obtain additional financing. If the issuer of a security defaulted, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of junk bonds and the Fund's net asset value. To the extent that there is no established retail secondary market, there may be thin trading of junk bonds, and this may have an impact on the advisor's ability to accurately value junk bonds and on the Fund's ability to dispose of the securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

      There are risks involved in applying credit ratings as a method for evaluating junk bonds. For example, credit ratings evaluate the safety of principal and interest payments, not market value of junk bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the advisor will continuously monitor the issuers of junk bonds in the Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities' liquidity.

                              FINANCIAL HIGHLIGHTS


      The following table is intended to help you better understand the financial performance of the predecessor fund (which includes the Lexington Convertible Securities Fund). Certain information reflects financial results for a single share of the predecessor fund. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The table includes audited information of the Lexington Convertible Securities Fund for the fiscal years ended December 31, 1997 and 1998, which were audited by the Lexington Fund's independent auditors. Information for the six months ended June 30, 2002 is unaudited. All other information in the tables have been audited by McCurdy & Associates CPA's, Inc., whose report, along with the predecessor fund's financial statements, are included in the annual report, which is available from the Fund upon request.



                                            Period ended
                                              June 30,
                                                2002
                                           (Unaudited)(c)                           Years Ended December 31
                                                              --------------------------------------------------------------------
                                                                  2001         2000        1999 (d)       1998          1997
                                          ------------------  --------------------------------------------------------------------
Selected Per Share Data

Net asset value, beginning of period         $  15.72          $    21.31      $25.00       $ 15.36       $ 15.08       $ 13.66
                                          ------------------  --------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                   (0.14)         (0.52)        (0.58)        (0.11)          0.00          0.11
   Net realized and unrealized gain
     (loss) on investments                        (4.70)         (5.07)        (3.11)         14.49          0.31          1.68

                                          ------------------  --------------------------------------------------------------------
Total from investment operations                  (4.84)         (5.59)        (3.69)         14.38          0.31          1.79
                                          ------------------  --------------------------------------------------------------------

Less distributions:
   Distributions from net investment
     income                                         0.00           0.00          0.00          0.00          0.00        (0.11)

   Distributions from net realized gains            0.00           0.00          0.00        (4.74)        (0.03)        (0.26)
                                          ------------------  --------------------------------------------------------------------
Total distributions                                 0.00           0.00          0.00        (4.74)        (0.03)        (0.37)
                                          ------------------  --------------------------------------------------------------------
Net asset value, end of period               $     10.88         $15.72      $  21.31       $ 25.00      $  15.36       $ 15.08
                                          ==================  ====================================================================

Total Return                                       (30.79)%(b)    (26.23)%      (14.76)%       94.61%         2.09%        13.16%

Ratios and Supplemental Data

Net assets, end of period (000)                $  7,412            $10,293       $18,966       $15,960       $10,385       $10,345

Ratio of expenses to average net assets               2.28%(a)       2.37%         2.25%        2.10%         2.32%         2.38%
Ratio of expenses to average net assets
     before reimbursement                             2.27%(a)       2.37%         2.28%        2.10%         2.32%         2.38%
Ratio of net investment income to average
     net assets                                     (2.07)%(a)     (3.07)%       (2.30)%      (0.59)%       (0.13)%         0.79%
Ratio of net investment income to average
     net assets before reimbursement                (2.07)%(a)     (3.07)%       (2.33)%      (5.90)%       (1.30)%         0.79%
Portfolio turnover rate                              10.57%         26.17%        47.83%       32.89%        27.79%        30.47%

(a) Annualized
(b) For periods of less than a full year, total return is not annualized.
(c) For the period January 1, 2002 to June 30, 2002.
(d) On April 30, 1999, the Fund acquired the assets and assumed the liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization.

                                 PRIVACY POLICY

      The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies that significantly affect the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at (888) 387-2273 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.












Investment Company Act #811-21237

                       ARISTON CONVERTIBLE SECURITIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                             December_________, 2002

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Ariston Fund dated December__________, 2002. This SAI incorporates by reference the Ariston Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2001. A free copy of the Prospectus and Semi-Annual or Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (888) 387-2273.


                                TABLE OF CONTENTS
                                                                        PAGE


DESCRIPTION OF THE TRUST AND FUND.............................................
---------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........
---------------------------------------------------------------------

INVESTMENT LIMITATIONS........................................................
----------------------

THE INVESTMENT ADVISOR........................................................
----------------------

DISTRIBUTION PLAN.............................................................
-----------------

TRUSTEES AND OFFICERS.........................................................
---------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................
------------------------------------


ADDITIONAL TAX INFORMATION....................................................
--------------------------


INVESTMENT PERFORMANCE........................................................
----------------------

STATUS AND TAXATION OF THE FUND...............................................
-------------------------------

CUSTODIAN.....................................................................
---------

FUND SERVICES.................................................................
-------------

ACCOUNTANTS...................................................................
-----------

DISTRIBUTOR...................................................................
-----------

FINANCIAL STATEMENTS..........................................................
--------------------

DESCRIPTION OF THE TRUST AND FUND


     The Ariston Convertible Securities Fund was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. On January 3, 2002, the Fund will acquire all of the assets and liabilities of the Ariston Convertible Securities Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. On April 30, 1999, the Predecessor Fund acquired the assets and assumed the liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment advisor is Ariston Capital Management Corporation (the "Advisor").


     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected.


     As of December 10, 2002, the following persons may be deemed to beneficially own or hold or record five percent (5%) or more of the Predecessor
Fund: Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, California 94104, 20.93%; Joseph B. Mohr, 2157 LA Paz Way, Palm Springs, CA 92264 - 14.82%; Ariston Capital Mgmt Corp, 40 Lake Bellevue Drive, Bellevue, WA 98005 - 6.30%

     As of December 10, 2002, the officers and Trustees as a group owned less than one percent of the Predecessor Fund.


     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectuses. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectuses and this Statement of Additional Information.


     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

     A.High Yield Debt Securities ("Junk Bonds"). The widespread expansion of government, consumer and corporate debt within our economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

     The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund's net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption of call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield securities value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset based upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

     In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund's ability to accurately value high yield securities and the Fund's assets and on the Fund's ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

     New laws and proposed new laws may have an impact on the market for high yield securities. For example, new legislation requiring federally-insured savings and loan associations to divest their investments in high yield securities and pending proposals designed to limit the use, or tax and other advantages of high yield securities which, if enacted, could have a material effect on the Fund's net asset value and investment practices.

     There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, the Fund reports the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. Also, the shareholders are taxed on this interest event if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

     Finally, there are risks involved in applying credit ratings as method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund (in conjunction with its investment advisor) will continuously monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities liquidity so the Fund can meet redemption requests.

     A description of the rating categories is contained in the Appendix.

     B.Warrants. The Fund may invest up to 5% of its total assets at the time of purchase in warrants (not including those acquired in units or attached to other securities). A warrant is a right to purchase common stock at a specific price during a specified period of time. The value of a warrant does not necessarily change with the value of the underlying security. Warrants do not represent any rights to the assets of the issuing company. A warrant becomes worthless unless it is exercised or sold before expiration. Warrants have no voting rights and pay no dividends.

     C.Options Transactions. The Fund may write (sell) covered call options and may purchase put and call options on individual securities and securities indices. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to the expiration of the option by making an offsetting purchase of an identical option. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option) or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying security or to deposit liquid high quality debt obligations in a separate account with the custodian. When the Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When the Fund writes a covered call option, it will receive a premium, but will assume the risk of loss should the price of the underlying security fall below the exercise price.

     D.Collateralized Short Sales. The Fund may make short sales of common stocks, provided they are "against the box," i.e., the Fund owns an equal amount of such securities or owns securities that are convertible or exchangeable without payment of further consideration into an equal or greater amount of such common stock. The Fund may make a short sale when the Fund manager believes the price of the stock may decline and for tax or other reasons, the Fund manager does not want to sell currently the stock or convertible security it owns. In such case, any decline in the value of the portfolio would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of the portfolio would be reduced by a loss in the short sale transaction. The Fund may not make short sales or maintain a short position unless at all times when a short position is open, not more than 10% of its total assets (taken at current value) is held as collateral for such sales at any one time. Short sales against the box are used to defer recognition of capital gains and losses, although the short-term or long-term nature of such gains or losses could be altered by certain provisions of the Internal Revenue Code.

     E.U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities ("U.S. Government Securities"). U.S. Government Securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     F.Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Huntington National Bank (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     G.Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and certain restricted securities. The Fund will not invest more than 10% of its net assets in illiquid securities.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of Fund securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission the (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Fund's illiquid securities policy, which limits the Fund's investment in illiquid securities to 10% of its net assets, if such securities are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     The Advisor will monitor the liquidity of Rule 144A securities in the Fund's holdings under the supervision of the Fund's Board of Trustees. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectuses and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1.Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3.Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4.Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7.Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8.Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Limitations--Fundamental" above).

     1.Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.Borrowing. The Fund will not engage in borrowing.

     3.Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4.Short Sales. The Fund will not effect short sales of securities except as described in the Prospectuses or Statement of Additional Information.

     5.Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectuses or Statement of Additional Information.

     6.Illiquid Investments. The Fund will not invest more than 10% of its total assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     7.Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

     8. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in convertible securities (i.e., convertible into shares of common stock), and common stocks that were convertible securities at the time of purchase The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.

THE INVESTMENT ADVISOR

         The Advisor is Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005. As sole shareholder of the Advisor, Richard B. Russell, may be deemed to be a controlling person of the Advisor.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of the non-interested person trustees, extraordinary expenses and 12b-1 fees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of (a) 2.25% of the average value of its daily net assets minus (b) the 12b-1 expenses and fees and expenses of the non-interested person trustees incurred by the Fund. For the period May 1, 1999 (commencement of operations of the Predecessor Fund as an AmeriPrime Fund) through December 31, 1999, and for the fiscal years ended December 31, 2000 and December 31, 2001, the Predecessor Fund paid advisory fees of $182,533, $523,322 and $291,220, respectively.


         The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

         The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Adviser provide the Board with copies of the Adviser's most recent financial statements, a description of the Adviser's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

         At the meeting, counsel to the Trust reviewed the Advisor's proposed universal fee of 2.25% minus the amount of 12b-1 expenses and the expenses and fees of non-interested Trustees incurred by the Fund. Counsel to the Independent Trustees clarified that the fee paid by the Predecessor Fund to the Advisor for the prior fiscal year was 2.22%, due to the reduction by the amount of the fees and expenses of the non-interested Trustees incurred by the Fund (there were no 12b-1 expenses). Mr. Hippenstiel, an Independent Trustee, noted that the Advisor has a unique management style that is reasonably conservative, and the Advisor is an established investment adviser with 25 years' experience in convertible securities. The Trustees reviewed the Predecessor Fund's performance for the one month ended November 30, 2002 (7.42%), and its performance for the one year ended on that date (21.64%). Mr. Hippenstiel stated that the Fund's one-year performance return primarily was due to the Advisor's focus on technology stocks, which was a function of the marketplace given that primarily technology companies have issued convertible securities in the past year.




         As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

         The Advisor retains the right to use the name "Ariston" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Ariston" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

DISTRIBUTION PLAN

         The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits the Fund to pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. The Trustees expect that the Plan will significantly enhance the Fund's ability to distribute its shares.

         Under the Plan, the Trust may engage in any activities related to the distribution of the Fund's shares, including without limitation the following:
(a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (b) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services, including, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Fund, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plan.

         The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of a Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


--------------------------------------- --------------------------------- ------------------ ------------------------
                                                                           Term of Office     Number of Portfolios
        Name, Age and Address                   Position(s) Held            and Length of       in Fund Complex(1)
                                               with Fund Complex(1)          Time Served       Overseen by Trustee
--------------------------------------- --------------------------------- ------------------ ------------------------
--------------------------------------- --------------------------------- ------------------ ------------------------
Gary E. Hippenstiel                                 Trustee                Since Inception             30
600 Jefferson Street                                                        of the Trust
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------- --------------------------------- ------------------ ------------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Trustee, AmeriPrime Advisors Trust, July 2002 to present; Trustee, None
AmeriPrime Funds since 1995; Director, Vice President and Chief Investment
Officer of Legacy Trust Company since 1992; President and Director of Heritage
Trust Company from 1994-1996; Vice President and Manager of Investments of
Kanaly Trust Company from 1988 to 1992.
------------------------------------------------------------------------- -------------------------------------------
--------------------------------------- --------------------------------- ------------------ ------------------------
                                                                              Length of       Number of Portfolios
        Name, Age and Address                   Position(s) Held             Time Served        in Fund Complex(1)
                                               with Fund Complex(1)                            Overseen by Trustee
--------------------------------------- --------------------------------- ------------------ ------------------------
--------------------------------------- --------------------------------- ------------------ ------------------------
Stephen A. Little                                   Trustee                Since Inception             30
3647 Totem Lane                                                             of the Trust
Indianapolis, IN 46208
Year of Birth: 1946
--------------------------------------- --------------------------------- ------------------ ------------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
President and founder, The Rose, Inc., a registered  investment advisor,                     None
since 1992.
------------------------------------------------------------------------- -------------------------------------------
--------------------------------------- --------------------------------- ------------------ ------------------------
                                                                              Length of       Number of Portfolios
                                                Position(s) Held             Time Served        in Fund Complex(1)
        Name, Age and Address                  with Fund Complex(1)                              Overseen by Trustee
--------------------------------------- --------------------------------- ------------------ ------------------------
--------------------------------------- --------------------------------- ------------------ ------------------------
Daniel Condon                                       Trustee                Since Inception             30
2385 The Woods Lane                                                         of the Trust
Lexington, KY 40502
Year of Birth: 1950
--------------------------------------- --------------------------------- ------------------ ------------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Vice President and General Manager, International Crankshaft Inc., an None
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 - 2000.

------------------------------------------------------------------------- -------------------------------------------
(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

         The Trust's Valuation Committee consists of Messrs. Ashburn,
Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee was recently established and held no meetings during the year ended
December 31, 2002.

         The Trust's audit committee consists of Mr. Little, Mr. Condon, and Mr.
Hippenstiel. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers;
overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended December 31, 2002

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

-------------------------------------- ----------------------------------- ------------------ -----------------------
                                                                            Term of Office     Number of Portfolios
        Name, Age and Address                   Position(s) Held             and Length of       in Fund Complex(1)
                                               with Fund Complex(1)           Time Served      Overseen by Trustee
-------------------------------------- ----------------------------------- ------------------ -----------------------
-------------------------------------- ----------------------------------- ------------------ -----------------------
Timothy L.  Ashburn(2)                 Chairman, President and Secretary    Since Inception             30
1104 Buttonwood Court                                                        of the Trust
Lexington, KY  40515

Year of Birth: 1950
-------------------------------------- ----------------------------------- ------------------ -----------------------
-------------------------------------------------------------------------- ------------------------------------------
                Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------------------------------------------- ------------------------------------------
Chairman of Unified Financial Services, Inc. since 1989 and Chief           Director of Unified Financial Services,
Executive Officer from 1989 to 1992 and 1994 to present; President of                   Inc. since 1989
Unified Financial Services from November 1997 to April 2000.

-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------- ----------------------------------- ------------------ -----------------------
                                                                            Term of Office     Number of Portfolios
                                                Position(s) Held             and Length of       in Fund Complex(1)
        Name, Age and Address                  with Fund Complex(1)           Time Served      Overseen by Trustee
-------------------------------------- ----------------------------------- ------------------ -----------------------
-------------------------------------- ----------------------------------- ------------------ -----------------------
Ronald C. Tritschler(3)                             Trustee                 Since Inception             30
2361 Old Hickory Lane                                                        of the Trust
Lexington, KY 40515
Year of Birth: 1952
-------------------------------------- ----------------------------------- ------------------ -----------------------
-------------------------------------------------------------------------- ------------------------------------------
                Principal Occupations During Past 5 Years                   Other Directorships Held by Trustee or
                                                                                            Nominee
-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------------------------------------------- ------------------------------------------
Chief Executive Officer and legal counsel for The Webb Companies, a None national real estate company, from 2001 to present; Executive Vice President and
Director from 1990 to 2000; Director, The Lexington Bank, from 1998 to present.
-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------- ----------------------------------- ------------------ -----------------------
                                                                            Term of Office     Number of Portfolios
        Name, Age and Address                   Position(s) Held             and Length of       in Fund Complex(1)
                                               with Fund Complex(1)           Time Served      Overseen by Trustee
-------------------------------------- ----------------------------------- ------------------ -----------------------
-------------------------------------- ----------------------------------- ------------------ -----------------------
Thomas G. Napurano                        Chief Financial Officer and       Since Inception            N/A
2424 Harrodsburg Road                              Treasurer                 of the Trust
Lexington, KY  40503
Year of Birth: 1941
-------------------------------------- ----------------------------------- ------------------ -----------------------
-------------------------------------------------------------------------- ------------------------------------------
                Principal Occupations During Past 5 Years                          Other Directorships Held
-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------------------------------------------- ------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                              None
Financial Services, the Trust's administrator; member the board of directors of Unified Financial Services from 1989 to March 2002

-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------- ----------------------------------- ------------------ -----------------------
                                                                            Term of Office     Number of Portfolios
        Name, Age and Address                   Position(s) Held             and Length of       in Fund Complex(1)
                                               with Fund Complex(1)           Time Served      Overseen by Trustee
-------------------------------------- ----------------------------------- ------------------ -----------------------
-------------------------------------- ----------------------------------- ------------------ -----------------------
Carol Highsmith                                 Asst. Secretary             Since Inception            N/A
431 N. Pennsylvania St.                                                      of the Trust
Indianapolis, IN 46204
Year of Birth:  1964
-------------------------------------- ----------------------------------- ------------------ -----------------------
-------------------------------------------------------------------------- ------------------------------------------
                Principal Occupations During Past 5 Years                          Other Directorships Held
-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------------------------------------------- ------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present); Vice                     None
President and Asst. Secretary of Lindbergh Funds; Asst. Secretary of
AmeriPrime Funds and AmeriPrime Advisors Trust (October 2002 to present).

-------------------------------------------------------------------------- ------------------------------------------

(1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.

(2)Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.

(3)Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

         The following table provides information regarding shares of the Predecessor Fund and other portfolios of the Fund Complex owned by each Trustee as of October 31, 2002.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                 All Funds Within the Fund Complex(1)
                Trustee                    Dollar Range of Predecessor Fund
                                                      Shares
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Gary E. Hippenstiel                                      None                                $1-$10,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Timothy L. Ashburn                                       None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Tritschler                                        None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Stephen Little                                           None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Daniel Condon                                            None                                   None
---------------------------------------- -------------------------------------- --------------------------------------

(1) As of October 21, 2002, the terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.


         The Trust has not yet completed its first full fiscal year. An estimate of the compensation to be paid to the Trustees of the Trust for the fiscal year ended December 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays its pro rata share of expenses based on the number of series in the Trust.


================================= ==================== ===================== =================== ======================
                                                            Pension or
                                                       Retirement Benefits    Estimated Annual    Total Compensation
                                       Aggregate        Accrued As Part of     Benefits Upon      from Trust and Fund
                                     Compensation         Fund Expenses          Retirement             Complex
                                      from Trust*
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Gary E. Hippenstiel, Trustee            $6,667                  $0                   $0                 $20,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Timothy  L.  Ashburn,  Chairman,        $3,667                  $0                   $0                 $11,000
President and Secretary
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Ronald C. Tritschler, Trustee           $3,667                  $0                   $0                 $11,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Stephen A. Little, Trustee              $4,333                  $0                   $0                 $13,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Daniel Condon, Trustee                  $4,333                  $0                   $0                 $13,000

--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Thomas  G.  Napurano,   CFO  and        $3,333                  $0                   $0                 $10,000
Treasurer
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Carol  J.  Highsmith,  Assistant         $667                   $0                   $0                 $2,000
Secretary
================================= ==================== ===================== =================== ======================





PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes adjustment is reasonable.

         For the period May 1, 1999 (commencement of operations of the Predecessor Fund as an AmeriPrime Fund) through December 31, 1999, and for the fiscal years ended December 31, 2000 and December 31, 2001, the Predecessor Fund paid brokerage fees of $1,163, $4,122 and $1,864, respectively.

         The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectuses.

         Common stocks which are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at the mean between the last bid and ask price except when, in the Advisor's opinion, the mean price does not accurately reflect the current value of the security. When market quotations are not readily available, when the Advisor determines the mean price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

         All other securities generally are valued at the mean between the last bid and ask price, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Convertible securities are valued at the greater of the value determined as described in the preceding sentence and the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph). If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


ADDITIONAL TAX INFORMATION

         The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of December 31, 2001, the Fund had capital loss carryforwards of $2,785,035 of which $354,274 will expire on December 31, 2008 and $2,430,761, which will expire December 31, 2009.


INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV    =          ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

         "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and
                                    redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         The following table provides information regarding the Ariston Convertible Securities Fund's performance (for the periods ended December 31,
2001)*:


---------------------------------------------------------------------------------------------------------------------
                                PREDECESSOR FUND
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------- -------------------- ------------------- --------------------
                                                              1 Year              5 Years             10 Years
                                                              ------              -------             --------
------------------------------------------------------- -------------------- ------------------- --------------------
------------------------------------------------------- -------------------- ------------------- --------------------
Average Annual Total Return                                   -26.23%              7.59%                8.93%
------------------------------------------------------- -------------------- ------------------- --------------------
------------------------------------------------------- -------------------- ------------------- --------------------
Average   Annual   Total   Return   After   Taxes   on        -26.23%              6.64%                7.50%
Distributions
------------------------------------------------------- -------------------- ------------------- --------------------
------------------------------------------------------- -------------------- ------------------- --------------------
Average   Annual   Total   Return   After   Taxes   on        -15.98%              6.41%                7.16%
Distributions and Redemption
------------------------------------------------------- -------------------- ------------------- --------------------

* Includes performance of the Lexington Convertible Securities Fund.

         The Fund may also advertise performance information (a "non-standardized quotation"), which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).


         The Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use indices such as the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

Status and Taxation of the Fund

         The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
o Diversify its investments in securities within certain statutory limits; and
o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Timothy L. Ashburn, a Trustee and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250 per Fund) for these transfer agency services.


         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period May 1, 1999 (commencement of operations of the Predecessor Fund as an AmeriPrime Fund) through December 31, 1999 and for the fiscal years ended December 31, 2000 and December 31, 2001, Unified received $9,700, $2,290 and $19,596, respectively, from the Advisor on behalf of the Predecessor Fund for these accounting services.

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period May 1, 1999 (commencement of operations of the Predecessor Fund as an AmeriPrime
Fund) through December 31, 1999 and for the fiscal year ended December 31, 2000 and December 31, 2001, Unified received $3,471, $4,993 and $34,176, respectively, from the Advisor on behalf of the Predecessor Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. ("AFS") which merged with Unified on that date).

ACCOUNTANTS


         The firm of Crowe Chizek & Co., LLP, 3815 River Crossing Parkway, Indianapolis, IN, 46240-0977, has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2003. Crowe Chizek performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy Ashburn, (a Trustee of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. Timothy Ashburn and Thomas Napurano, officers of the Trust are officers of Unified Financial Services, Inc. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.


FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Predecessor Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2001 and its Semi-Annual Report to Shareholders for the six months ended June 30, 2002. You can obtain the Annual Report or the Semi-Annual Report without charge by calling the Fund at (888) 387-2273. The Trust's seed capital financial statements and independent auditor's report are included in this statement of additional information.


-------------------------------------------------------------------------------------------------------------------

                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                           Ariston Convertible       Auxier          Corbin Small-Cap            GJMB           GLOBALT
                             Securities Fund       Focus Fund          Value Fund            Growth Fund      Growth Fund

ASSETS

  Cash in bank              $           0         $       50,000     $           0           $         0        $        0
                            --------------        --------------     -------------          -------------      ------------

  Total assets              $           0         $       50,000     $           0           $         0        $        0
                            =============         ==============     =============          =============      ============


LIABILITIES

  Liabilities               $           0         $           0      $           0           $         0       $         0
                            -------------         --------------     -------------          -------------      ------------

 Total liabilities$         $           0         $           0      $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


COMPONENTS OF NET ASSETS
 Capital Paid In            $           0         $       50,000     $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value     n/a                 4,672.90             n/a                    n/a                 n/a


Net Asset Value Per Share        n/a              $     10.70             n/a                    n/a                 n/a




-------------------------------------------------------------------------------------------------------------------
                                  (Continued)
                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                            Marathon Value        RiverGuide             StoneRidge             StoneRidge      StoneRidge Small Cap
                               Portfolio             Fund                Equity Fund             Bond Fund           Growth Fund
ASSETS

     Cash in bank             $         0          $       0          $           0           $     50,000          $          0
                              ------------       ------------          -------------          ------------          ------------

     Total assets             $         0         $        0           $           0          $     50,000          $          0
                              ============       ============          =============          ============          ============


LIABILITIES

     Liabilities              $         0        $          0          $           0          $          0          $          0
                              ------------       ------------          -------------          ------------          ------------

    Total liabilities         $         0        $          0          $           0          $          0          $          0
                              ============       ============          =============          ============          ============


COMPONENTS OF NET ASSETS
     Capital Paid In          $         0        $          0          $           0          $     50,000          $          0
                             =============       ============          =============          ============          ============

OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value      n/a                n/a                   n/a                  4,849.66                n/a


Net Asset Value Per Share         n/a                n/a                   n/a                 $   10.31                n/a







See accompanying notes to financial statement.
-------------------------------------------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Unified Series Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio on October 17, 2002. The Declaration of Trust dated October 14, 2002 provides for an unlimited number of authorized shares of beneficial interest without par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of ten series of shares for the Ariston Convertible Securities Fund, the Auxier Focus Fund, the Corbin Small-Cap Value Fund, the GJMB Growth Fund, the GLOBALT Growth Fund, the Marathon Value Portfolio, the RiverGuide Fund, the StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund (together referred to as the "Funds").

The investment objective of the Ariston Convertible Securities Fund is total return. The investment objective of the Auxier Focus Fund is long-term capital appreciation. The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation through common stocks of small capitalization companies. The investment objective of the non-diversified GJMB Growth Fund is long-term capital appreciation. The investment objective of the GLOBALT Growth Fund is long-term growth of capital. The investment objective of the Marathon Value Portfolio is long-term capital appreciation. The investment objective of the non-diversified RiverGuide Fund is capital appreciation. The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term. The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital. The investment objective of the StoneRidge Small Cap Growth Fund is capital growth over the long term.

The Funds use an independent custodian. No transactions other than those relating to organizational matters and the sale to Unified Fund Services, Inc. of 4,672.90 shares of the Auxier Focus Fund and 4,849.66 shares of the StoneRidge Bond Fund have taken place to date.


NOTE 2 - MANAGEMENT AGREEMENT

The Funds' advisors are as follows:

Fund                                    Advisor

Ariston Convertible Securities Fund     Ariston Capital Management Corporation
Auxier Focus Fund                       Auxier Asset Management, LLC
Corbin Small Cap Value Fund             Corbin & Company
GJMB Growth Fund                        Gamble, Jones, Morphy & Bent
GLOBALT Growth Fund                     GLOBALT, Inc.
Marathon Value Portfolio                Spectrum Advisory Services, Inc.
RiverGuide Fund                         Bates Total Asset Management
StoneRidge Equity Fund                  StoneRidge Investment Partners, LLC
StoneRidge Bond Fund                    StoneRidge Investment Partners, LLC
StoneRidge Small Cap Growth Fund        StoneRidge Investment Partners, LLC

All of the investment advisors are registered as investment advisers under the Investment Advisers Act of 1940, as amended. Fees are paid monthly, and percentages are calculated on the basis of that month's average value of daily net assets. The fee paid to each Fund's advisor is as follows:

Ariston Convertible Securities Fund    2.25% minus the 12b-1 expenses and fees
                                       and expenses of the non-interested
                                       person trustees incurred by the Fund
Auxier Focus Fund                      1.35%
Corbin Small Cap Value Fund            1.25%
GJMB Growth Fund                       1.20%
GLOBALT Growth Fund                    1.17%
Marathon Value Portfolio               1.25%
RiverGuide Fund                        2.25%
StoneRidge Equity Fund                 0.60%
StoneRidge Small Cap Growth Fund       1.00%
StoneRidge Bond Fund                   0.40%



NOTE 3 - AGREEMENTS AND RELATED PARTY TRANSACTIONS

Unified Fund Services, Inc. ("Unified") acts as the fund administrator for all of the Funds. Unified also acts as the transfer agent and fund accountant for all of the Funds. Unified Financial Securities, Inc. (the "Distributor") is the exclusive agent for distribution of shares of each Fund. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor) and may be deemed to be affiliates of the Distributor.

For its administrative services, Unified receives a fee of 0.10% of a Fund's average daily net assets under $50 million; 0.07% from $50 to $100 million; 0.05% from $100 to $150 million; and 0.03% above $150 million. There is a minimum monthly administrative fee of $2,500 per Fund.

As transfer agent, Unified receives a monthly fee of $1.25 per shareholder, subject to a minimum monthly fee of $1,250 per Fund.

As fund accountant, Unified receives a fee of 0.05% of each Fund's average daily net assets under $50 million; 0.04% from $50 to $100 million; 0.03% from $100 to $150 million; and 0.02% above $150 million. There is a minimum monthly accounting fee of $1,667 per Fund.

As of December 23, 2002, all of the outstanding shares of the Auxier Focus Fund and the StoneRidge Bond Fund were owned by Unified. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the Investment Company Act of 1940, as amended) of that Fund.

NOTE 4 - CAPITAL SHARES AND DISTRIBUTION

At December 23, 2002, an unlimited number of shares were authorized and paid in capital amounted to $50,000 for the Auxier Focus Fund and $50,000 for the StoneRidge Bond Fund.

Transactions in capital shares were as follows:

Shares Sold:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Redeemed:
           Auxier Focus Fund                                           -
           StoneRidge Bond Fund                                        -

Net Increase:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Outstanding:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

There was no activity in any other funds for the periods indicated.


NOTE 5 - ORGANIZATION COSTS

Unified Fund Services, Inc. will pay all organization costs incurred in establishing the Trust. The Funds are under no obligation to reimburse these organization costs.

NOTE 6 - FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, no provision for income tax is required.

Shareholders and Board of Trustees
Unified Series Trust


We have audited the accompanying statement of assets and liabilities of the Unified Series Trust (the "Trust") (comprised of the Ariston Convertible Securities Fund, Auxier Focus Fund, Corbin Small-Cap Value Fund, GJMB Growth Fund, GLOBALT Growth Fund, Marathon Value Portfolio, RiverGuide Fund, StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund, together referred to as the "Funds") as of December 23, 2002. This financial statement is the responsibility of management of the Trust. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of December 23, 2002, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Funds, constituting the Trust, as of December 23, 2002, in conformity with accounting principles generally accepted in the United States of America.



                                                        /s/
                                           Crowe, Chizek and Company LLP


Indianapolis, Indiana
December 30, 2002

                                   APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS
                       STANDARD & POOR'S RATINGS SERVICES

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obliger as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II. Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rate "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

         B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

         C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

         D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS SERVICE, INC.

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                AUXIER FOCUS FUND



                                   PROSPECTUS
                                    _______ , 2002



INVESTMENT OBJECTIVE:
Long-term capital appreciation




8050 S.W. Warm Springs Street
Suite 130
Tualatin, OR 97062
877-3-AUXIER (877-328-9437)
























         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                        PAGE

RISK/RETURN SUMMARY.............................................................

FEES AND EXPENSES OF INVESTING IN THE FUND......................................

ADDITIONAL INFORMATION ABOUT THE FUND...........................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUND..........................................................

FINANCIAL HIGHLIGHTS............................................................

PRIVACY POLICY..................................................................

FOR MORE INFORMATION.................................................BACK COVER

                               RISK/RETURN SUMMARY

Investment Objective

         The investment objective of the Auxier Focus Fund is to provide long-term capital appreciation.

Principal Strategies

         The Fund invests primarily in a portfolio of common stocks that the Fund's advisor believes offer growth opportunities at a reasonable price. The advisor's assessment of a stock's growth prospects and price is based on several criteria, including:

o        price to earnings
o        price to cash flow
o        rate of earnings growth
o        consistency in past operating results
o quality of management and present and projected industry position, based on the advisor's research.

The advisor's research includes review of public information (such as annual reports), discussions with management, suppliers and competitors, and attending industry conferences.

         The Fund may invest in foreign equity securities by purchasing American Depositary Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. The Fund will not invest more than 20% of its net assets in ADRs.

     Under normal circumstances, the Fund will invest primarily in the common stock of medium to large U.S. companies (those with market capitalizations above $1 billion). As the Fund is non-diversified, its portfolio may at times focus on a limited number of companies that the advisor believes offer superior prospects for growth. Certain sectors are likely to be overweighted compared to others because the advisor focuses on sectors that it believes demonstrate the best fundamentals for growth and will, in the advisor's opinion, be leaders in the U.S. economy. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

         The Fund may sell a security when the advisor's research indicates that there has been a deterioration in the company's fundamentals, such as changes in the company's competitive position or a lack of management focus.

         The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objective of the Fund would be better served, the Fund may engage in active trading of the Fund's portfolio securities.

Principal Risks of Investing in the Fund

o Management Risk. The advisor's growth-oriented approach may fail to produce the intended results.
o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o Volatility risk. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o Foreign Risk. To the extent the Fund invests in ADRs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.


o Sector Risk. If the Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example:
o The health care sector is subject to government regulation and government approval of products and services, which could have a significant effect on price and availability.
o Financial services companies are subject to extensive government regulation. Changes or proposed changes in these regulations may adversely impact the industry. For example, regulatory changes may make the industry more competitive and some companies may be negatively affected. The profitability of companies in the financial services industries can be significantly affected by the cost of capital, changes in interest rates and price competition.


o Non-Diversification Risk. As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may at times focus on a limited number of companies. These factors can have a negative affect on the value of the Fund's shares.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.


Is the Fund right for you?


         The Fund may be suitable for:

o Long-term investors seeking a fund with a growth investment strategy
o Investors who can tolerate the greater risks associated with common stock investments
o Investors who can tolerate the increased risks and price fluctuations associated with a non-diversified fund

How the Fund has Performed


         The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On January 3, 2003, the Fund acquired the assets and liabilities of the Auxier Focus Fund, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. The table shows how the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after) is not necessarily an indication of its future performance.



                                 [CHART OMITTED]

                          2000 - 4.05%, 2001 - 12.67%

         *The Fund's year-to-date return as of September 30, 2002 was -11.50%.

         During the period shown, the highest return for a quarter was 8.34% (4th quarter, 2001); and the lowest return was -5.22% (2nd quarter, 2000).






                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2001)

                                                                                                   Since Inception
The Fund                                                                           1 Year           (July 9, 1999)
                                                                                   ------           --------------
     Return Before Taxes . . . . . . . . . . . . . . . . . . . . . . . .           12.67%               20.67%
     . .
     Return After Taxes on Distributions1 . . . . . . . . . . . . . .              12.24%               19.65%
     Return After Taxes on Distributions and
     Sale of Fund Shares . . . . . . . . . . . . . . . . . . . . . . . .           7.64%                16.13%
     . .
Indexes (reflects no deductions for fees, expenses and taxes)
      S&P 500 Index . . . . . . . . . . . . . . . . . . . . .                     -11.88%               -6.62%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF INVESTING IN THE FUND

         The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee1............................................................1.00%
Exchange Fee................................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees............................................................1.35%
Distribution (12b-1) Fees...................................................NONE
Other Expenses ............................................................0.02%
Total Annual Fund Operating Expenses.......................................1.37%
Expense Reimbursement2.....................................................0.02%
Net Fund Operating Expenses ...............................................1.35%


1 If you redeem your shares within one year of purchase you will be charged a 1.00% redemption fee. However, if you redeem your shares after the one-year period there is no redemption fee. Exceptions may be granted to shareholders at the discretion of the investment advisor. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
2The advisor has contractually agreed to reimburse the Fund for the fees and expenses of the disinterested Trustees through October 31, 2003, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.35% of its average daily net assets.


Example:

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 year            3 years           5 years          10 years
                                    ------            -------           -------          --------


        If you sold your shares
         at the end of the  period  $242              $445               $770             $1691
      If you remain in the fund     $142              $445               $770             $1691





                      ADDITIONAL INFORMATION ABOUT THE FUND

Non-principal Strategies


         The advisor may sell short equity securities of companies that the advisor believes are overvalued. Under normal circumstances, the percentage of the portfolio in short positions will not exceed 20% of total assets. When the Fund engages in a short sale, it sells a security, which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size. Positions in shorted securities are speculative and more risky than "long" positions (purchases). You should be aware that any strategy that includes selling securities short could suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return.


General

         The investment objective of the Fund may be changed without shareholder approval.


         From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.


                                HOW TO BUY SHARES

         The minimum initial investment in the Fund is $2,000. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

         By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and
o a check (subject to the minimum amounts) made payable to the Fund.

         Mail the application and check to:

         U.S. Mail:                              Overnight:
         Auxier Focus Fund.                      Auxier Focus Fund
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110                           431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at 877-3-AUXIER to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         Huntington Bank, N.A.
         ABA #044000024
         Attn: Auxier Focus Fund
         Account Name _________________(write in shareholder name) For the Account # ______________(write in account number)
         D.D.A.#01892204709

         You must provide a signed application to Unified Fund Services at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays, which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.


Additional Investments

         Minimum subsequent investments are $100. You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name                         -the name of your account(s)
         -your account number(s)            -a check made payable to the Auxier
                                             Focus Fund


Checks should be sent to the Auxier Focus Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing an application and an Automatic Purchase/Withdrawal Request Form and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information


         The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.



                              HOW TO REDEEM SHARES


         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.


         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         U.S. Mail:                              Overnight:
         Auxier Focus Fund.                      Auxier Focus Fund
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110                           431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204


         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names(s), the address, and the dollare amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 877-3-AUXIER if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.


         By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at 877-3-AUXIER. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


      Early Redemption Fee - The Fund charges a redemption fee of 1.00% of the current net asset value of shares redeemed if the shares are owned one year or less. The fee is charged for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee applies to shares being redeemed in the order in which they were purchased. The Fund reserves the right to modify the terms of or terminate the fee at any time. The fee is waived for:


o [an account registered as either an Individual Retirement Account or a tax-qualified retirement plan on the books of the Fund's transfer agent or on the books of certain other third parties that are authorized agents of the Fund;
o    and  shares   purchased   with   reinvested   capital   gain  or   dividend
     distributions.]

[If you purchase shares through a broker-dealer or other financial intermediary who maintains your individual account on its books and an omnibus account with the Fund's transfer agent, your recordkeeper may not be able to apply the fee waiver in all of the circumstances discussed above. Before purchasing shares, please check with the Fund to determine if the fee waiver is available. Exceptions may be granted to shareholders at the discretion of the investment advisor.]


         Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at 877-3-AUXIER. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share ("NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the advisor at their fair value, according to procedures approved by the Board of Trustees. The Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the Fund.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

         Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                                          Tax Status

Income dividends                                             Ordinary income rate

Short-term capital gain distributions                        Ordinary income rate

Long-term capital gain distributions                         Capital gains rate
                                                             - maximum 20% on
                                                             Non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             capital gain
                                                             distributions
                                                             relating to assets
                                                             held more than five
                                                             years are taxable
                                                             at even lower
                                                             capital gains rates

Sales of shares
(including redemptions) owned                                Long-term capital gains or losses
more than one year                                           (capital gains rate - maximum 20% on
                                                             non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             shares owned more
                                                             than five years are
                                                             subject to even
                                                             lower capital gains
                                                             rates)

Sales of shares
(including redemptions) owned                                Gains are taxed at the same rate
for one year or less                                         as ordinary income; losses are subject
                                                             to special rules

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND


         Auxier Asset Management, LLC, 8050 S.W. Warm Springs Street, Suite 130, Tualatin, OR 97062, serves as investment advisor to the Fund. As of September 30, 2002, the advisor managed approximately $154 million in assets. For the fiscal year ended June 30, 2002, the fees paid to the advisor by the predecessor fund were 1.35% of its average daily net assets.


         J. Jeffrey Auxier is President and Chief Investment Officer of the advisor and has been responsible for the day-to-day management of the Fund's predecessor. He will continue these responsibilities for the Fund. He is a graduate of the University of Oregon, and began his investment career in 1982. Mr. Auxier has extensive money management experience. As a portfolio manager with Smith Barney, Mr. Auxier managed money for high net worth clients on a discretionary basis from 1988 until he founded the advisor in July 1998. In 1993, Mr. Auxier was designated a Smith Barney Senior Portfolio Management Director, the highest rank in the company's Portfolio Management Program, and was chosen as the top Portfolio Manager from among 50 Portfolio Managers in the Smith Barney Consulting Group. In 1997 and 1998, Money magazine named him as one of their top ten brokers in the country. Mr. Auxier was a Senior Vice President with Smith Barney when he left to found the advisor.

         The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

         The following table is intended to help you better understand the financial performance the Fund's predecessor since its inception. Certain information reflects financial results for a single share of the predecessor fund. Total return represents the rate you would have earned (or lost) on an investment in the predecessor fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the predecessor fund's financial statements, are included in the predecessor fund's annual report, which is available from the Fund upon request.

                                              For the Year            For the Year            Period ended
                                             ended June 30,          ended June 30,             June 30,
                                                  2002                    2001                  2000 (c)
                                            -------------------     ---------------------    ---------------------
Selected Per Share Data
Net asset value, beginning of period        $          11.43        $            9.99        $        10.00
                                            -------------------     ---------------------    ---------------------

Income from investment operations
   Net investment income (loss)                         0.08                     0.17                  0.18
   Net realized and unrealized gain (loss)             (0.07)                    1.43                 (0.16)
                                            -------------------     ---------------------    ---------------------
                                            -------------------     ---------------------    ---------------------
Total from investment operations                        0.01                     1.60                  0.02
                                            -------------------     ---------------------    ---------------------


Less distributions:
   Distributions from net investment income            (0.09)                   (0.13)                (0.03)
   Distributions from net realized gains               (0.02)                   (0.03)                 0.00
                                            -------------------     ---------------------    ---------------------
                                            -------------------     ---------------------    ---------------------
Total distributions                                    (0.11)                   (0.16)                (0.03)
                                            -------------------     ---------------------    ---------------------

Net asset value, end of period              $          11.33        $           11.43        $         9.99
                                            ===================     =====================    =====================
                                            ===================

Total Return                                             0.07%                   16.11%                 0.23% (a)

Ratios and Supplemental Data
Net assets, end of period (000)             $           16,638         $          7,084        $        1,336
Ratio of expenses to average net assets                  1.35%                    1.35%                 1.35% (b)
Ratio of expenses to average net assets
   before reimbursement                                  1.37%                    1.41%                 1.62% (b)
Ratio of net investment income (loss)
   to average net assets                                 0.73%                    1.56%                 1.84% (b)
Ratio of net investment income (loss)
 to average net assets before reimbursement              0.71%                    1.50%                 1.57% (b)
Portfolio turnover rate                                 55.72%                   41.46%               187.85%



(a) For periods of less than a full year, total return is not annualized.
(b) Annualized.
(c) For the period July 9, 1999 (commencement of operations of the predecessor fund) through June 30, 2000.

                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

1982835
                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Funds at 877-3-AUXIER to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






Investment Company Act #811-21237

                                AUXIER FOCUS FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                 December , 2002

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Auxier Focus Fund dated December , 2002. This SAI incorporates by reference the Auxier Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2002. A free copy of the Prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling toll free 1-877-3-AUXIER (877-328-9437).



                                TABLE OF CONTENTS
                                                                         PAGE

DESCRIPTION OF THE TRUST AND THE FUND...........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS...............................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT ADVISOR..........................................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DETERMINATION OF SHARE PRICE....................................................

ADDITIONAL TAX INFORMATION......................................................

INVESTMENT PERFORMANCE..........................................................

STATUS AND TAXATION OF THE FUND.................................................

CUSTODIAN.......................................................................

FUND SERVICES...................................................................

ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................

FINANCIAL STATEMENTS............................................................

DESCRIPTION OF THE TRUST AND THE FUND


         The Auxier Focus Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Auxier Asset Management, LLC (the "Advisor").

     On January 3, 2003 the Fund will acquire all of the assets and liabilities of the Auxier Focus Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization.


         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

         As of December 10, 2002, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Predecessor
Fund: Charles Schwab & Co., 9602 E. Panarama Cir., Englewood, CO 80112 - 57.07%.

         As of December 10, 2002, Charles Schwab & Co. may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Predecessor Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

         As of December 10, 2002, the Trustees and officers as a group owned less than one percent of the Fund.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

         The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.



ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

         A. Equity Securities. Equity securities consist of common stock, preferred stock, convertible preferred stock, convertible bonds, American Depositary Receipts ("ADRs"), rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Fund will not invest more than 5% of its net assets in each of the following: preferred stock, convertible preferred stock and convertible bonds.

         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

         ADRs are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.


         Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. Exchange traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.


         B. Debt Securities. The Fund may buy debt securities of all types and qualities. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities are generally interest rate sensitive, which means that their volume will generally decrease when interest rates rise and increase when interest rates fall. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer term bonds are generally more sensitive to interest rate changes than short-term bonds.


         Corporate debt securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Fixed rate corporate debt securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.


         Many corporate debt obligations permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond, which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

         Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance.

         Variable rate securities. Variable rate demand notes are long term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest index or a stated percentage of a prime rate or another published rate. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than 7 days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

         Floating rate securities. Floating rate securities are debt securities with interest payments or maturity values that are not fixed, but float inversely to an underlying index or price. These securities may be backed by the U.S. government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices.

         Floating rate securities pay interest according to a coupon, which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         Inverse floating rate securities. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

         Lower quality debt securities. Lower quality debt securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

         Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

         Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the advisor's research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

         Municipal Securities. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

         The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.

         Municipal securities may carry fixed or floating rates of interest. Most municipal securities pay interest in arrears on a semi-annual or more frequent basis. However, certain securities, typically known as capital appreciation bonds or zero coupon bonds, do not provide for any interest payments prior to maturity. Such securities are normally sold at a discount from their stated value, or provide for periodic increases in their stated value to reflect a compounded interest rate. The market value of these securities is also more sensitive to changes in market interest rates than securities that provide for current interest payments.

         Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

         C. Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities generally include securities, which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price, and "restricted securities." Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities.

         D. Restricted Securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell.

         With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or an institutional trading market in such securities exists. The Fund will not, however invest more than 5% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor; the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

         E. Borrowing. The Fund may borrow amounts up to 5% of its net assets to meet redemption requests. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more then its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

         F. Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         G. Convertible Securities. A convertible security is a bond or preferred stock, which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

         In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

         H. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or by agencies of the U.S. government (U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Huntington National Bank (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

         I. Short Sales. The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than long positions in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Investors should be aware of the intrinsic risk involved in the Fund and be cognizant that any strategy that includes selling securities short can suffer significant losses.

         In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

INVESTMENT LIMITATIONS


         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policies are considered non-fundamental ("Non-Fundamental").


         1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities, which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options; futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities except as described in the Prospectus or the Statement of Additional Information.

         5. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or the Statement of Additional Information.

         6. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

THE INVESTMENT ADVISOR

     The Fund's investment advisor is Auxier Asset Management, LLC, 8050 S.W. Warm Springs Street, Suite 130, Tualatin, OR 97062. J. Jeffrey Auxier may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividends on securities sold short), fees and expenses of the non-interested person Trustees, extraordinary expenses (including organizational expenses) and Rule 12b-1 expenses, if any. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily net assets of the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees through October 31, 2003, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.35% of its average daily net assets. For the fiscal years ended June 30, 2002 and 2001 and for the period from July 9, 1999 (commencement of operations) through June 30, 2000, the Predecessor Fund paid advisory fees of $147,525, $44,484, $10,346, respectively.

         The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

         The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Adviser provide the Board with copies of the Adviser's most recent financial statements, a description of the Adviser's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

         At the meeting, counsel to the Trust reviewed the proposed Advisor's fee and the Advisor's agreement to reimburse the expenses and fees of the Independent Trustees incurred by the Fund, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.35% of its average daily net assets. Mr. Hippenstiel noted that the Advisor is new to the business but that the Advisor had a consistent, solid approach to managing the investment portfolio of the Predecessor Fund. The Trustees reviewed the Predecessor Fund's performance for the one month and one year ended November 30, 2002. Mr. Hippenstiel stated that the Predecessor Fund's performance was consistent with the performance of the Standard and Poor's 500 Composite Stock Price Index ("S&P 500").


         As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

         The Advisor retains the right to use the name "Auxier" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Auxier" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions, which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


--------------------------------------- ----------------------------------- -------------------- --------------------
                                                                            Term of Office and        Number of
        Name, Age and Address                    Position(s) Held                Length of        Portfoliosin Fund
                                                with Fund Complex(1)              Time Served           Complex(1)
                                                                                                     Overseen by
                                                                                                       Trustee
--------------------------------------- ----------------------------------- -------------------- --------------------
--------------------------------------- ----------------------------------- -------------------- --------------------
Gary E. Hippenstiel                                  Trustee                Since Inception of           30
600 Jefferson Street                                                             the Trust
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------- ----------------------------------- -------------------- --------------------
--------------------------------------------------------------------------- -----------------------------------------
                Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
--------------------------------------------------------------------------- -----------------------------------------
--------------------------------------------------------------------------- -----------------------------------------
Trustee, AmeriPrime Advisors Trust, July 2002 to present; Trustee,                              None
AmeriPrime Funds since 1995; Director, Vice President and Chief Investment
Officer of Legacy Trust Company since 1992; President and Director of Heritage
Trust Company from 1994-1996; Vice President and Manager of Investments of
Kanaly Trust Company from 1988 to 1992.
--------------------------------------------------------------------------- -----------------------------------------
--------------------------------------- ----------------------------------- -------------------- --------------------
                                                                                 Length of            Number of
        Name, Age and Address                    Position(s) Held               Time Served          Portfolios
                                                with Fund Complex(1)                                in Fund Complex(1)
                                                                                                     Overseen by
                                                                                                       Trustee
--------------------------------------- ----------------------------------- -------------------- --------------------
--------------------------------------- ----------------------------------- -------------------- --------------------
Stephen A. Little                                    Trustee                Since Inception of           30
3647 Totem Lane                                                                  the Trust
Indianapolis, IN 46208
Year of Birth: 1946
--------------------------------------- ----------------------------------- -------------------- --------------------
--------------------------------------------------------------------------- -----------------------------------------
                Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
--------------------------------------------------------------------------- -----------------------------------------
--------------------------------------------------------------------------- -----------------------------------------
President and founder,  The Rose, Inc., a registered  investment  advisor,                    None
since 1992.
--------------------------------------------------------------------------- -----------------------------------------
--------------------------------------- ----------------------------------- -------------------- --------------------
                                                                                 Length of            Number of
                                                 Position(s) Held               Time Served          Portfolios
        Name, Age and Address                   with Fund Complex(1)                              in Fund Complex(1)
                                                                                                     Overseen by
                                                                                                       Trustee
--------------------------------------- ----------------------------------- -------------------- --------------------
--------------------------------------- ----------------------------------- -------------------- --------------------
Daniel Condon                                        Trustee                Since Inception of           30
2385 The Woods Lane                                                              the Trust
Lexington, KY 40502
Year of Birth: 1950
--------------------------------------- ----------------------------------- -------------------- --------------------
--------------------------------------------------------------------------- -----------------------------------------
                Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
--------------------------------------------------------------------------- -----------------------------------------
--------------------------------------------------------------------------- -----------------------------------------
Vice President and General Manager, International Crankshaft Inc., an                           None
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 - 2000.


------------------------------------------------------------------------------------------ -----------------------------------
        (1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime
Advisors Trust and the Trust.

         The Trust's Valuation Committee consists of Messrs. Ashburn,
Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee was recently established and held no meetings during the year ended
December 31, 2002.

         The Trust's audit committee consists of Mr. Little, Mr. Condon, and Mr.
Hippenstiel. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers;
overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended December 31, 2002


         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------------------- --------------------------------- -------------------- --------------------
                                                                            Term of Office and        Number of
         Name, Age and Address                    Position(s) Held               Length of          Portfolios in
                                                 with Fund Complex(1)             Time Served         Fund Complex(1)
                                                                                                 Overseen by Trustee
----------------------------------------- --------------------------------- -------------------- --------------------
----------------------------------------- --------------------------------- -------------------- --------------------
Timothy L.  Ashburn(2)                        Chairman, President and       Since Inception of           30
1104 Buttonwood Court                                Secretary                   the Trust
Lexington, KY  40515

Year of Birth: 1950
----------------------------------------- --------------------------------- -------------------- --------------------
--------------------------------------------------------------------------- -----------------------------------------
                Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
--------------------------------------------------------------------------- -----------------------------------------
--------------------------------------------------------------------------- -----------------------------------------
Chairman of Unified Financial Services, Inc. since 1989 and Chief           Director of Unified Financial Services,
Executive Officer from 1989 to 1992 and 1994 to present; President of                   Inc. since 1989
Unified Financial Services from November 1997 to April 2000.

--------------------------------------------------------------------------- -----------------------------------------
----------------------------------------- --------------------------------- -------------------- --------------------
                                                                            Term of Office and        Number of
                                                  Position(s) Held               Length of           Portfolios
         Name, Age and Address                   with Fund Complex(1)           Time Served       in Fund Complex(1)
                                                                                                     Overseen by
                                                                                                       Trustee
----------------------------------------- --------------------------------- -------------------- --------------------
----------------------------------------- --------------------------------- -------------------- --------------------
Ronald C. Tritschler(3)                               Trustee               Since Inception of           30
2361 Old Hickory Lane                                                            the Trust
Lexington, KY 40515
Year of Birth: 1952
----------------------------------------- --------------------------------- -------------------- --------------------
--------------------------------------------------------------------------- -----------------------------------------
                Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee or
                                                                                            Nominee
--------------------------------------------------------------------------- -----------------------------------------
--------------------------------------------------------------------------- -----------------------------------------
Chief Executive Officer and legal counsel for The Webb Companies, a                             None
national real estate company, from 2001 to present; Executive Vice President and
Director from 1990 to 2000; Director, The Lexington Bank, from 1998 to present.
--------------------------------------------------------------------------- -----------------------------------------
----------------------------------------- --------------------------------- -------------------- --------------------
                                                                            Term of Office and        Number of
         Name, Age and Address                    Position(s) Held               Length of           Portfolios
                                                 with Fund Complex(1)             Time Served       in Fund Complex(1)
                                                                                                     Overseen by
                                                                                                       Trustee
----------------------------------------- --------------------------------- -------------------- --------------------
----------------------------------------- --------------------------------- -------------------- --------------------
Thomas G. Napurano                          Chief Financial Officer and     Since Inception of           N/A
2424 Harrodsburg Road                                Treasurer                   the Trust
Lexington, KY  40503
Year of Birth: 1941
----------------------------------------- --------------------------------- -------------------- --------------------
--------------------------------------------------------------------------- -----------------------------------------
                Principal Occupations During Past 5 Years                           Other Directorships Held
--------------------------------------------------------------------------- -----------------------------------------
--------------------------------------------------------------------------- -----------------------------------------
Chief Financial Officer and Executive Vice President of Unified Financial                     None
Services, the Trust's administrator; member the board of directors of
Unified Financial Services from 1989 to March 2002

--------------------------------------------------------------------------- -----------------------------------------
----------------------------------------- --------------------------------- -------------------- --------------------
                                                                            Term of Office and        Number of
         Name, Age and Address                    Position(s) Held               Length of           Portfolios
                                                 with Fund Complex(1)             Time Served       in Fund Complex(1)
                                                                                                     Overseen by
                                                                                                       Trustee
----------------------------------------- --------------------------------- -------------------- --------------------
----------------------------------------- --------------------------------- -------------------- --------------------
Carol Highsmith                                   Asst. Secretary           Since Inception of           N/A
431 N. Pennsylvania St.                                                          the Trust
Indianapolis, IN 46204
Year of Birth:  1964
----------------------------------------- --------------------------------- -------------------- --------------------
--------------------------------------------------------------------------- -----------------------------------------
                Principal Occupations During Past 5 Years                           Other Directorships Held
--------------------------------------------------------------------------- -----------------------------------------
--------------------------------------------------------------------------- -----------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present); Vice                      None
President and Asst. Secretary of Lindbergh Funds; Asst. Secretary of
AmeriPrime Funds and AmeriPrime Advisors Trust (October 2002 to present).

--------------------------------------------------------------------------- -----------------------------------------



(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.
(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.
(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

         The following table provides information regarding shares of the Predecessor Fund and other portfolios of the Fund Complex owned by each Trustee as of October 31, 2002.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                 All Funds Within the Fund Complex(1)
                Trustee                    Dollar Range of Predecessor Fund
                                                        Shares
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Gary E. Hippenstiel                                      None                                $1-$10,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Timothy L. Ashburn                                       None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Tritschler                                        None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Stephen Little                                           None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Daniel Condon                                            None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
(1) As of October 21, 2002, the terms "Fund Complex" refers to AmeriPrime Funds,
AmeriPrime Advisors Trust and the Trust.



         The Trust has not yet completed its first full fiscal year. An estimate of the compensation to be paid to the Trustees of the Trust for the fiscal year ended December 31, 2003 is set forth in the following table. Trustee fees are
Trust expenses and each series of the Trust pays its pro rata share of expenses based on the number of series in the Trust.
================================= ==================== ===================== =================== ======================
                                                            Pension or
                                                       Retirement Benefits    Estimated Annual    Total Compensation
                                       Aggregate        Accrued As Part of     Benefits Upon      from Trust and Fund
                                     Compensation         Fund Expenses          Retirement             Complex
Name, Position                        from Trust*
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Gary E. Hippenstiel, Trustee            $6,667                  $0                   $0                 $20,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Timothy  L.  Ashburn,   Trustee,        $3,667                  $0                   $0                 $11,000
President and Secretary
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Ronald C. Tritschler, Trustee           $3,667                  $0                   $0                 $11,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Stephen A. Little, Trustee              $4,333                  $0                   $0                 $13,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Daniel Condon, Trustee                  $4,333                  $0                   $0                 $13,000

--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Thomas  G.  Napurano,   CFO  and        $3,333                  $0                   $0                 10,000_
Treasurer
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Carol  J.  Highsmith,  Assistant         $667                   $0                   $0                 $2,000
Secretary
================================= ==================== ===================== =================== ======================



PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Predecessor Fund directed to brokers $3,034,087.36 and $11,249,965, respectively of brokerage transactions (on which commissions were $4,895.19 and $30,407, respectively) during the fiscal years ended June 30, 2001 and June 30, 2002.


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the fiscal years ended June 30, 2002 and 2001, and for the period from July 9, 1999 (commencement of operations) through June 30, 2000, the Fund paid brokerage commissions of $38,273, $8227.05 and $2833.42, respectively.


         The Trust, Advisor and Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE


         The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


         Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.


Redemption In-Kind

         The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

ADDITIONAL TAX INFORMATION

         The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2002, the Fund had no capital loss carryforwards.



INVESTMENT PERFORMANCE


         The Fund may periodically advertise "average annual total return,""average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                           P(1+T)n=ERV

         Where:            P        =   a hypothetical $1,000 initial investment
                           T        =   average annual total return
                           n        =   number of years
                           ERV      =   ending redeemable value at the end
                                        of the applicable period
                                        of the hypothetical $1,000 investment
                                        made at the beginning of the applicable
                                        period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. In addition to providing average annual total return, the Fund may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.


The following table provides information regarding the Auxier Focus Fund's performance (for the periods ended June 30, 2002).

----------------------------------------------------------------------------------------------------------------------
                                AUXIER FOCUS FUND
----------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ----------------------- ------------------------
                                                                              1 Year          Since Inception1
--------------------------------------------------------------------- ----------------------- ------------------------
--------------------------------------------------------------------- ----------------------- ------------------------
Average Annual Total Return                                                    .07%                    5.24%
--------------------------------------------------------------------- ----------------------- ------------------------
--------------------------------------------------------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on Distributions                      -0.22%                   4.92%

--------------------------------------------------------------------- ----------------------- ------------------------
--------------------------------------------------------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on Distributions and                  0.05%                    3.77%
Redemptions
--------------------------------------------------------------------- ----------------------- ------------------------
1 July 19, 1999



         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the S&P 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

         The Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulas:

1. Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes
                                    on redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.


              The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2. Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions,
                                    at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period and that. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

Status and Taxation of the Fund

         The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
o    Diversify its investments in securities  within certain  statutory  limits;
     and
o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.



CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Timothy L. Ashburn, a Trustee and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250) for these transfer agency services.


         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million). For the fiscal years ended June 30, 2002 and 2001, and for the period from July 9, 1999 (commencement of operations) through June 30, 2000, Unified received $25,408, $15,382 and $8,300, respectively, from the Advisor (not the Predecessor Fund) for these fund accounting services.

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended June 30, 2002 and 2001, and for the period from July 9, 1999 (commencement of operations) through June 30, 2000, Unified received $30,000, $20,943 and $20,625, respectively, from the Advisor on behalf of the Predecessor Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).

ACCOUNTANTS

         The firm of Crowe Chizek & Co., LLP, 3815 River Crossing Parkway, Indianapolis, IN, 46240-0977, has been selected as independent public accountants for the Fund for the fiscal year ending June 30, 2003. Crowe Chizek performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy L. Ashburn, (a Trustee of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer respectively, of the distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. Timothy Ashburn and Thomas Napurano, officers of the Trust are officers of Unified Financial Services, Inc. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.



FINANCIAL STATEMENTS


         The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Predecessor Fund's annual report to shareholders for the fiscal year ended June 30, 2002. The Trust will provide the annual report without charge by calling the Fund toll free 1-877-3-AUXIER (877-328-9437). The Trust's seed capital financial statements and independent auditor's report are included in this statement of additional information.


-------------------------------------------------------------------------------------------------------------------

                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                           Ariston Convertible       Auxier          Corbin Small-Cap            GJMB           GLOBALT
                             Securities Fund       Focus Fund          Value Fund            Growth Fund      Growth Fund

ASSETS

  Cash in bank              $           0         $       50,000     $           0           $         0        $        0
                            --------------        --------------     -------------          -------------      ------------

  Total assets              $           0         $       50,000     $           0           $         0        $        0
                            =============         ==============     =============          =============      ============


LIABILITIES

  Liabilities               $           0         $           0      $           0           $         0       $         0
                            -------------         --------------     -------------          -------------      ------------

 Total liabilities$         $           0         $           0      $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


COMPONENTS OF NET ASSETS
 Capital Paid In            $           0         $       50,000     $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value     n/a                 4,672.90             n/a                    n/a                 n/a


Net Asset Value Per Share        n/a              $     10.70             n/a                    n/a                 n/a




-------------------------------------------------------------------------------------------------------------------
                                  (Continued)
                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                            Marathon Value        RiverGuide             StoneRidge             StoneRidge      StoneRidge Small Cap
                               Portfolio             Fund                Equity Fund             Bond Fund           Growth Fund
ASSETS

     Cash in bank             $         0          $       0          $           0           $     50,000          $          0
                              ------------       ------------          -------------          ------------          ------------

     Total assets             $         0         $        0           $           0          $     50,000          $          0
                              ============       ============          =============          ============          ============


LIABILITIES

     Liabilities              $         0        $          0          $           0          $          0          $          0
                              ------------       ------------          -------------          ------------          ------------

    Total liabilities         $         0        $          0          $           0          $          0          $          0
                              ============       ============          =============          ============          ============


COMPONENTS OF NET ASSETS
     Capital Paid In          $         0        $          0          $           0          $     50,000          $          0
                             =============       ============          =============          ============          ============

OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value      n/a                n/a                   n/a                  4,849.66                n/a


Net Asset Value Per Share         n/a                n/a                   n/a                 $   10.31                n/a







See accompanying notes to financial statement.
-------------------------------------------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Unified Series Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio on October 17, 2002. The Declaration of Trust dated October 14, 2002 provides for an unlimited number of authorized shares of beneficial interest without par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of ten series of shares for the Ariston Convertible Securities Fund, the Auxier Focus Fund, the Corbin Small-Cap Value Fund, the GJMB Growth Fund, the GLOBALT Growth Fund, the Marathon Value Portfolio, the RiverGuide Fund, the StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund (together referred to as the "Funds").

The investment objective of the Ariston Convertible Securities Fund is total return. The investment objective of the Auxier Focus Fund is long-term capital appreciation. The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation through common stocks of small capitalization companies. The investment objective of the non-diversified GJMB Growth Fund is long-term capital appreciation. The investment objective of the GLOBALT Growth Fund is long-term growth of capital. The investment objective of the Marathon Value Portfolio is long-term capital appreciation. The investment objective of the non-diversified RiverGuide Fund is capital appreciation. The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term. The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital. The investment objective of the StoneRidge Small Cap Growth Fund is capital growth over the long term.

The Funds use an independent custodian. No transactions other than those relating to organizational matters and the sale to Unified Fund Services, Inc. of 4,672.90 shares of the Auxier Focus Fund and 4,849.66 shares of the StoneRidge Bond Fund have taken place to date.


NOTE 2 - MANAGEMENT AGREEMENT

The Funds' advisors are as follows:

Fund                                    Advisor

Ariston Convertible Securities Fund     Ariston Capital Management Corporation
Auxier Focus Fund                       Auxier Asset Management, LLC
Corbin Small Cap Value Fund             Corbin & Company
GJMB Growth Fund                        Gamble, Jones, Morphy & Bent
GLOBALT Growth Fund                     GLOBALT, Inc.
Marathon Value Portfolio                Spectrum Advisory Services, Inc.
RiverGuide Fund                         Bates Total Asset Management
StoneRidge Equity Fund                  StoneRidge Investment Partners, LLC
StoneRidge Bond Fund                    StoneRidge Investment Partners, LLC
StoneRidge Small Cap Growth Fund        StoneRidge Investment Partners, LLC

All of the investment advisors are registered as investment advisers under the Investment Advisers Act of 1940, as amended. Fees are paid monthly, and percentages are calculated on the basis of that month's average value of daily net assets. The fee paid to each Fund's advisor is as follows:

Ariston Convertible Securities Fund    2.25% minus the 12b-1 expenses and fees
                                       and expenses of the non-interested
                                       person trustees incurred by the Fund
Auxier Focus Fund                      1.35%
Corbin Small Cap Value Fund            1.25%
GJMB Growth Fund                       1.20%
GLOBALT Growth Fund                    1.17%
Marathon Value Portfolio               1.25%
RiverGuide Fund                        2.25%
StoneRidge Equity Fund                 0.60%
StoneRidge Small Cap Growth Fund       1.00%
StoneRidge Bond Fund                   0.40%



NOTE 3 - AGREEMENTS AND RELATED PARTY TRANSACTIONS

Unified Fund Services, Inc. ("Unified") acts as the fund administrator for all of the Funds. Unified also acts as the transfer agent and fund accountant for all of the Funds. Unified Financial Securities, Inc. (the "Distributor") is the exclusive agent for distribution of shares of each Fund. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor) and may be deemed to be affiliates of the Distributor.

For its administrative services, Unified receives a fee of 0.10% of a Fund's average daily net assets under $50 million; 0.07% from $50 to $100 million; 0.05% from $100 to $150 million; and 0.03% above $150 million. There is a minimum monthly administrative fee of $2,500 per Fund.

As transfer agent, Unified receives a monthly fee of $1.25 per shareholder, subject to a minimum monthly fee of $1,250 per Fund.

As fund accountant, Unified receives a fee of 0.05% of each Fund's average daily net assets under $50 million; 0.04% from $50 to $100 million; 0.03% from $100 to $150 million; and 0.02% above $150 million. There is a minimum monthly accounting fee of $1,667 per Fund.

As of December 23, 2002, all of the outstanding shares of the Auxier Focus Fund and the StoneRidge Bond Fund were owned by Unified. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the Investment Company Act of 1940, as amended) of that Fund.

NOTE 4 - CAPITAL SHARES AND DISTRIBUTION

At December 23, 2002, an unlimited number of shares were authorized and paid in capital amounted to $50,000 for the Auxier Focus Fund and $50,000 for the StoneRidge Bond Fund.

Transactions in capital shares were as follows:

Shares Sold:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Redeemed:
           Auxier Focus Fund                                           -
           StoneRidge Bond Fund                                        -

Net Increase:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Outstanding:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

There was no activity in any other funds for the periods indicated.


NOTE 5 - ORGANIZATION COSTS

Unified Fund Services, Inc. will pay all organization costs incurred in establishing the Trust. The Funds are under no obligation to reimburse these organization costs.

NOTE 6 - FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, no provision for income tax is required.

Shareholders and Board of Trustees
Unified Series Trust


We have audited the accompanying statement of assets and liabilities of the Unified Series Trust (the "Trust") (comprised of the Ariston Convertible Securities Fund, Auxier Focus Fund, Corbin Small-Cap Value Fund, GJMB Growth Fund, GLOBALT Growth Fund, Marathon Value Portfolio, RiverGuide Fund, StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund, together referred to as the "Funds") as of December 23, 2002. This financial statement is the responsibility of management of the Trust. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of December 23, 2002, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Funds, constituting the Trust, as of December 23, 2002, in conformity with accounting principles generally accepted in the United States of America.



                                                        /s/
                                           Crowe, Chizek and Company LLP


Indianapolis, Indiana
December 30, 2002

                                   APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS
                       STANDARD & POOR'S RATINGS SERVICES

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obliger as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II. Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rate "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

         B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

         C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

         D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS  SERVICE,  INC.

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long term risk appear somewhat greater than the Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                           CORBIN SMALL-CAP VALUE FUND

                                   PROSPECTUS


                                 December, 2002



INVESTMENT OBJECTIVE:
Long-term capital appreciation



3113 South University Drive
Suite 500
Fort Worth, Texas 76109
(800) 924-6848




























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                           PAGE

RISK/RETURN SUMMARY.............................................................

FEES AND EXPENSES OF INVESTING IN THE FUND......................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUND..........................................................

FINANCIAL HIGHLIGHTS............................................................

PRIVACY POLICY..................................................................

FOR MORE INFORMATION.................................................BACK COVER

                               RISK/RETURN SUMMARY

Investment Objective

      The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation.

Principal Strategies

      The Fund invests primarily in common stocks of small capitalization companies (those with a market capitalization of $2 billion or less). The Fund's investment advisor, Corbin & Company, will consider adding a stock to the Fund's portfolio if the current price is, in the advisor's opinion, less than the stock's true value. The advisor's assessment of a stock's true value is based on a proprietary model known as the "value score." A security's "value score" is determined by a formula that consists of three variables:

o        the security's five-year estimated earnings growth rate
o        its dividend yield
o        its price/earnings ratio based on the current year's estimated earnings

      Securities that meet the advisor's minimum value score are then analyzed based on five additional factors:

o shareholder-oriented management, based on a history of actions that benefit shareholders, such as stock repurchase programs or performance-based compensation plans
o    overlooked or under-followed by Wall Street
o    financial position, based on debt, cash flow and liquidity
o    the nature of the business is easy to understand and analyze
o long-term industry fundamentals such as competition, growth prospects and pricing power

      Under normal circumstances, the Fund will invest at least 80% of its total assets in small capitalization stocks. While it is anticipated that the Fund will diversify its investments across a range of industry sectors, certain sectors are likely to be overweighted compared to others because the Fund's advisor seeks the best investment values regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle. The Fund's advisor selects securities with the intention of holding them for 3 to 5 years, during which time the advisor believes they will reach their full value. The Fund may sell a security when the advisor believes the stock is no longer undervalued, as determined pursuant to the advisor's model.

      The Fund's portfolio will often consist of larger positions in a fewer number of companies than some more broadly diversified mutual funds. This will increase the Fund's exposure to the risks described in the Prospectus as "Company Risks." Because there are fewer companies in the Fund's portfolio, the Fund's share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual company in the Fund's portfolio may have a significant negative impact on the Fund's performance.

Principal Risks of Investing in the Fund

o Management Risk. The advisor's value-oriented approach may fail to produce the intended results.
o Small Company Risk. The risks associated with investing in smaller companies include:
o The earnings and prospects of smaller companies are more volatile than larger companies.
o Smaller companies may experience higher failure rates than do larger companies.
o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o Sector Risk. If the Fund's portfolio is overweighted in certain industry sectors, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the technology sector, it will be affected by developments affecting that sector. Technology companies may be significantly affected by falling prices and profits, and by intense competition, and their products may be subject to rapid obsolescence.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary, and you could lose money.

Is the Fund right for You?

The Fund may be suitable for:

o Long-term investors seeking a fund with a value investment strategy
o Investors who can tolerate the risks associated with common stock investments
o Investors willing to accept the greater market price fluctuations of smaller companies

General

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed

         The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On January 3, 2003, the Fund acquired the assets and liabilities of the Corbin Small-Cap Value Fund, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. The table shows how the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                                [CHART OMITTED]

1998 - (38.19%), 1999 - 26.50%, 2000 - (23.01%), 2001 - 53.66%


         * The Fund's total return for the period October 31, 2001 (end of fiscal year) to September 30, 2002 was -29.31%.



         During the period shown, the highest return for a quarter was 38.97% (4th quarter, 2001); and the lowest return was -31.61% (3rd quarter, 1998).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2001)




                                                                                                 Since Inception
                                                                                1 Year           (June 30, 1997)

The Fund
     Return Before Taxes . . . . . . . . . . . . . . . . . . . . . . . . . .    53.66%                0.23%
     Return After Taxes on Distributions(1). . . . . . . . . . . . . .          53.66%               -0.33%
     Return After Taxes on Distributions and                                    30.02%               -0.07%
     Sale of Fund Shares(1). . . . . . . . . . . . . . . . . . . . . . . . . .
     .
Indexes (reflects no deductions for fees, expenses and taxes)
      S&P 600 Small-Cap Index . . . . . . . . . . . . . . . . . . . . . .       6.52%                9.20%
      Russell 2000 Index . . . . . . . . . . . . . . . . . . . . . . . . . .    2.49%                6.06%




(1) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After -tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..........................NONE
Maximum Deferred Sales Charge (Load).......................................NONE
Redemption Fee1...........................................................2.00%
Exchange Fee...............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...........................................................1.25%
Distribution (12b-1) Fees..................................................NONE
Other Expenses............................................................0.09%
Total Annual Fund Operating Expenses......................................1.34%

1If you redeem your shares within 90 days of purchase you will be charged a 2.00% redemption fee. However, if you redeem your shares after the 90-day period there is no redemption fee. Exceptions may be granted to shareholders at the discretion of the investment advisor. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.


Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


                  1 year           3 years     5 years           10 years
                 ---------        --------     -------           --------
                  $131             $437          $756              $1,658
after redemption  $131             $437          $756              $1,658



                                HOW TO BUY SHARES

      The minimum initial investment in the Fund is $2,000, and minimum subsequent investments are $50. These minimums may be waived by the Fund's advisor for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and
o a check (subject to the minimum amounts) made payable to the Fund.

Mail application and check to:

U.S. Mail:                           Overnight:
Corbin Small-Cap Value Fund          Corbin Small-Cap Value Fund
c/o Unified Fund Services, Inc.      c/o Unified Fund Services, Inc.
P.O. Box 6110                        431 North  Pennsylvania Street
Indianapolis, Indiana 46206-6110     Indianapolis, Indiana 46204

      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the, Fund's transfer agent, at (800) 924-6848 to obtain instruction on how to set up your account and to obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:


      Huntington National Bank.
      ABA #0440-0002-4
      Attn: Corbin Small-Cap Value Fund
      Account Name _________________(write in shareholder name)
      For the Account # ______________(write in account number)
      D.D.A.# 01892204592


      You must provide a signed application to Unified Fund Services, Inc., at the above address, in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name                    -the name of your account(s)
      -your account number(s)       -a check made payable to Corbin Small-Cap
                                     Value Fund


Checks should be sent to the Corbin Small-Cap Value Fund at the address listed under the heading "How to Buy Shares- Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase- By Wire" in this prospectus.


Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information


      The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.


                              HOW TO REDEEM SHARES


You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption and any applicable redemption fee. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Wire transfer fees will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250, 000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.


     By Mail - You may redeem any part of your account in the Fund by mail. Your request should be addressed to:

U.S. Mail:                              Overnight:
Corbin  Small-Cap Value Fund            Corbin Small-Cap Value Fund
c/o Unified Fund Services,  Inc.        c/o Unified Fund  Services,  Inc.
P.O. Box 6110                           431 North Pennsylvania  Street
Indianapolis,  Indiana 46206-6110       Indianapolis, Indiana 46204


      Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing addresss has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-924-6848 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption may be required to furnish additional legal documents to insure proper authorization.


      By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 924-6848. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      Early Redemption Fee - The Fund charges a redemption fee of 2.00% of the current net asset value of shares redeemed if the shares are owned 90 days or less. The fee is charged for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee applies to shares being redeemed in the order in which they were purchased. The Fund reserves the right to modify the terms of or terminate the fee at any time. The fee is waived for:

o an account registered as either an Individual Retirement Account or a tax-qualified retirement plan on the books of the Fund's transfer agent or on the books of certain other third parties that are authorized agents of the Fund;

o    and  shares   purchased   with   reinvested   capital   gain  or   dividend
     distributions.

      If you purchase shares through a broker-dealer or other financial intermediary who maintains your individual account on its books and an omnibus account with the Fund's transfer agent, your recordkeeper may not be able to apply the fee waiver in all of the circumstances discussed above. Before purchasing shares, please check with the Fund to determine if the fee waiver is available. Exceptions may be granted to shareholders at the discretion of the investment advisor.


      Additional Information - If you are not certain of the requirements for a redemption, please call the Fund's transfer agent at (800) 924-6848. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Fund may suspend redemptions or postpone payment dates.


      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to redemption at any time if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

         Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                                          Tax Status

Income dividends                                             Ordinary income rate

Short-term capital gain distributions                        Ordinary income rate

Long-term capital gain distributions                         Capital gains rate
                                                             - maximum 20% on
                                                             Non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             capital gain
                                                             distributions
                                                             relating to assets
                                                             held more than five
                                                             years are taxable
                                                             at even lower
                                                             capital gains rates

Sales of shares
(including redemptions) owned                                Long-term capital gains or losses
more than one year                                           (capital gains rate - maximum 20% on
                                                             non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             shares owned more
                                                             than five years are
                                                             subject to even
                                                             lower capital gains
                                                             rates)

Sales of shares
(including redemptions) owned                                Gains are taxed at the same rate
for one year or less                                         as ordinary income; losses are subject
                                                             to special rules

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND


      Corbin & Company, 3113 South University Drive, Suite 500, Fort Worth, Texas 76109, serves as investment advisor to the Fund. The advisor specializes in the management of assets for clients seeking a value-oriented, contrarian investment style, including individual investors, personal trusts, and all types of tax-exempt organizations and ERISA plans, such as foundations, endowments, defined benefit plans, defined contribution plans and union plans. During the fiscal year ended October 31, 2002, the fees paid to the advisor by the predecessor fund were 1.25% of its average daily net assets.


      David A. Corbin, CFA, has been President and Chief Investment Officer of the advisor since 1992, and has been primarily responsible for the day-to-day management of the Fund since inception of its predecessor in 1997. Prior to founding Corbin & Company, Mr. Corbin was a trust investment portfolio manager with Ameritrust/MTrust, where his responsibilities included investment analysis and investment oversight for personal trust accounts, employee benefit plans and endowments. He was also the Portfolio Manager of the William C. Conner Foundation at Texas Christian University, where he received his Bachelor of Science degree in Economics. Mr. Corbin is a Chartered Financial Analyst (CFA).

      The Fund's advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the financial performance of the Fund's predecessor since its inception. Certain information reflects financial results for a single share of the predecessor fund. Total return represents the rate you would have earned (or lost) on an investment in the predecessor fund, assuming reinvestment of all dividends and distributions. The information for the six months ended April 30, 2002 is unaudited. The information for the fiscal years ended October 31, 1998 through 2001 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the predecessor fund's financial statements, are included in the predecessor fund's annual report. The Trust will provide the Annual Report without charge upon written request or request by telephone.

                                      Period ended          Year            Year           Year           Year
                                       April 30,           ended           ended           ended          ended
                                        2002 (c)        October 31,     October 31,     October 31,    October 31,
                                      (Unaudited)           2001            2000           1999           1998
-----------------------------------------------------  --------------- --------------- ------------------------------
-----------------------------------------------------  --------------- --------------- ------------------------------
Selected Per Share Data
Net asset value, beginning of period$           8.12        $    7.11       $    6.75       $   6.62       $   11.03
                                    -----------------  --------------- --------------- ------------------------------
   Income from investment operations
   Net investment income (loss)                (0.03)           (0.02)           0.02          (0.01)         (0.01)
   Net realized and unrealized gain
    (loss)                                      1.61             1.05            0.34           0.14          (3.76)
                                    -----------------  --------------  --------------  --------------- ---------------
Total from investment operations                1.58             1.03            0.36           0.13          (3.77)
                                    -----------------  --------------- --------------- ------------------------------
Less distributions
  From net investment income                    0.00            (0.02)           0.00           0.00          (0.01)
  From net realized gain                        0.00             0.00            0.00           0.00          (0.63)
                                    -----------------  --------------- --------------- ------------------------------
Total distributions                             0.00            (0.02)           0.00           0.00          (0.64)
                                    -----------------  --------------- --------------- ------------------------------
Net asset value, end of period      $           9.70         $   8.12        $   7.11       $   6.75      $     6.62
                                    =================  =============== =============== ==============================

Total Return                                  19.46%(a)        14.67%           5.33%          1.96%        (36.07)%

Ratios and Supplemental Data
Net assets, end of period (000)     $         23,355        $   4,697        $  2,888       $  2,294      $    2,289
Ratio of expenses to average net                     b)
    assets                                     1.25%(           1.25%           1.25%          1.25%           1.25%
Ratio of expenses to average net                     b)
    assets before reimbursement                1.26%(           1.34%           1.36%          1.31%           1.30%
Ratio of net investment (loss)                       b)
    income to average net asses              (0.72)%(         (0.32)%           0.24%        (0.20)%         (0.15)%
Ratio of net investment (loss)                       b)
    income to average net assets
    before reimbursement                     (0.73)%(         (0.41)%           0.12%        (0.26)%         (0.20)%
Portfolio turnover rate                       70.76%           70.56%          94.69%         65.66%          86.42%


                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at 800-924-6848 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.








Investment Company Act #811-21237

                           CORBIN SMALL-CAP VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                          December__________, 2002

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Corbin Small-Cap Value Fund dated __December_______, 2002. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2002 ("Annual Report"). A free copy of the Prospectus and Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, IN 46204 or by calling 1-800-924-6848.


TABLE OF CONTENTS                                                         PAGE


DESCRIPTION OF THE TRUST AND FUND.............................................
---------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........
---------------------------------------------------------------------

INVESTMENT LIMITATIONS........................................................
----------------------

THE INVESTMENT ADVISOR........................................................
----------------------

TRUSTEES AND OFFICERS.........................................................
---------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................
------------------------------------

DETERMINATION OF SHARE PRICE.................................................
----------------------------

ADDITIONAL TAX INFORMATION...................................................
--------------------------

INVESTMENT PERFORMANCE.......................................................
----------------------

Status and Taxation of the Fund..............................................
-------------------------------

CUSTODIAN....................................................................
---------

FUND SERVICES................................................................
-------------

ACCOUNTANTS..................................................................
-----------

DISTRIBUTOR..................................................................
-----------

FINANCIAL STATEMENTS.........................................................
--------------------

DESCRIPTION OF THE TRUST AND FUND


      Corbin Small-Cap Value Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The predecessor Fund commenced operations on June 30, 1997.

      On January 3, 2003 the Fund will acquire all of the assets and liabilities of the Corbin Small-Cap Value Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization.


      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


      As of December 10, 2002, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Predecessor
Fund: National Financial Services CO, Attention Mutual Funds, P.O. Box 3908,Church Street Sta New York, NY 10008 - 28.38%; Charles Schwab & Co.Inc., 101 Montgomery Street, San Francisco, CA 94104 - 22.81%; National Investor, 55 Water Street, 32nd Floor, New York, NY 10041 - 33.72%.

      As of December 10, 2002, National Financial Services and Charles Schwab & Co. may be deemed to control the Fund as a result of their beneficial ownership of the shares of the Predecessor Fund. As a controlling shareholder, they would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

      As of December 10th, 2002, the officers and trustees as a group owned less than one percent of the Predecessor Fund.


      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this Statement of Additional Information and "Determination of Share Price" in this Statement of Additional Information.


      The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.



ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

      This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

      A. Equity Securities. Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies that operate as real estate corporations or that have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

      The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts ("ADRs"). ADRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities.

      B. Convertible Securities. A convertible security is a bond or preferred stock that may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock, but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible. The advisor expects that generally the convertible securities in which the Fund will invest will be rated at least B by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the advisor.

      In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

      C. Preferred Stock. Preferred stock has a preference in liquidation (and, generally, dividends) over common stock but is subordinated in liquidation to debt. As a general rule, the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, for example common stock, at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's, although there is no minimum rating that a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

      D. Foreign Securities. The Fund may invest up to 5% of its net assets in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

      E. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

         (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

         (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      F. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government ("U.S. Government Obligations"). A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with US Bank, N.A. or Huntington National Bank (the Fund's custodian), or other banks with assets of $1 billion or more and registered securities dealers determined by the advisor to be creditworthy. The advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

      G. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities.

     H. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

         In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff, and (b) as described in the Prospectus and the Statement of Additional Information.

      3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or repurchase agreements with respect thereto.


       8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.


      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired, or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

      1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund, except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

      3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this Statement of Additional Information.

      5. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

      6. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in small capitalization stocks. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.

THE INVESTMENT ADVISOR

      The Fund's investment advisor is Corbin & Company, 3113 South University Drive, Suite 500, Fort Worth, Texas 76109 (the "Advisor"). David A. Corbin may be deemed to be a controlling person of the Advisor due to his ownership of shares of the corporation, and his position as Chairman and President of the Advisor.


      Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. For the fiscal years ended October 31, 2000, 2001 and 2002 the Predecessor Fund paid advisory fees of, $33,423, $30,552 and $245,955 respectively. The Advisor has contractually agreed through February 28, 2003 to reimburse the Fund for fees and expenses of the non-interested person trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.25% of the average daily net assets.

     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

         The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Adviser provide the Board with copies of the Adviser's most recent financial statements, a description of the Adviser's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

         At the meeting, counsel to the Trust reviewed the fee proposed to be paid to the Advisor and noted that the Advisor's agreement to reimburse the expenses and fees of the Independent Trustees incurred by the Fund would end on February 28, 2003. The Trustees reviewed the Predecessor Fund's performance for the one year and three years ended November 30, 2002. Mr. Hippenstiel stated that the Predecessor Fund's performance was good compared to the performance of the S&P 500. He also stated that the Advisor had survived the "value trap" in 1998 and 1999 and had received favorable press reviews recently. Finally, Mr. Hippenstiel noted that the Predecessor Fund had increased its assets under the Advisor's management.



      As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

      The Advisor retains the right to use the name "Corbin" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Corbin" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

      The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

      The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


--------------------------------------- --------------------------------- -------------------- ----------------------
                                                                          Term of Office and   Number of Portfolios
        Name, Age and Address                   Position(s) Held               Length of         in Fund Complex(1)
                                               with Fund Complex(1)             Time Served       Overseen by Trustee
--------------------------------------- --------------------------------- -------------------- ----------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
Gary E. Hippenstiel                                 Trustee               Since Inception of            30
600 Jefferson Street                                                           the Trust
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------- --------------------------------- -------------------- ----------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Trustee, AmeriPrime Advisors Trust, July 2002 to present; Trustee,                      None
AmeriPrime Funds since 1995; Director, Vice President and Chief Investment
Officer of Legacy Trust Company since 1992; President and Director of Heritage
Trust Company from 1994-1996; Vice President and Manager of Investments of
Kanaly Trust Company from 1988 to 1992.
------------------------------------------------------------------------- -------------------------------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
                                                                               Length of       Number of Portfolios
        Name, Age and Address                   Position(s) Held              Time Served        in Fund Complex(1)
                                               with Fund Complex(1)                             Overseen by Trustee
--------------------------------------- --------------------------------- -------------------- ----------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
Stephen A. Little                                   Trustee               Since Inception of            30
3647 Totem Lane                                                                the Trust
Indianapolis, IN 46208
Year of Birth: 1946
--------------------------------------- --------------------------------- -------------------- ----------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
President and founder, The Rose, Inc., a registered  investment advisor,                     None
since 1992.
------------------------------------------------------------------------- -------------------------------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
                                                                               Length of       Number of Portfolios
                                                Position(s) Held              Time Served        in Fund Complex(1)
        Name, Age and Address                  with Fund Complex(1)                               Overseen by Trustee
--------------------------------------- --------------------------------- -------------------- ----------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
Daniel Condon                                       Trustee               Since Inception of            30
2385 The Woods Lane                                                            the Trust
Lexington, KY 40502
Year of Birth: 1950
--------------------------------------- --------------------------------- -------------------- ----------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Vice President and General Manager, International Crankshaft Inc., an                           None
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 - 2000.

---------------------------------------------------------------------------------------------------------------------




  (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

         The Trust's Valuation Committee consists of Messrs. Ashburn,
Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee was recently established and held no meetings during the year ended
December 31, 2002.

         The Trust's audit committee consists of Mr. Little, Mr. Condon, and Mr.
Hippenstiel. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers;
overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended December 31, 2002


         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.



---------------------------------------- -------------------------------- ------------------- -----------------------
                                                                            Term of Office     Number of Portfolios
         Name, Age and Address                  Position(s) Held            and Length of        in Fund Complex(1)
                                               with Fund Complex(1)          Time Served       Overseen by Trustee
---------------------------------------- -------------------------------- ------------------- -----------------------
---------------------------------------- -------------------------------- ------------------- -----------------------
Timothy L.  Ashburn(2)                       Chairman, President and       Since Inception              30
1104 Buttonwood Court                               Secretary                of the Trust
Lexington, KY  40515

Year of Birth: 1950
---------------------------------------- -------------------------------- ------------------- -----------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Chairman  of  Unified  Financial  Services,  Inc.  since  1989 and Chief   Director of Unified Financial Services,
Executive  Officer  from 1989 to 1992 and 1994 to present;  President of               Inc. since 1989
Unified Financial Services from November 1997 to April 2000.

------------------------------------------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------- ------------------- -----------------------
                                                                            Term of Office     Number of Portfolios
                                                Position(s) Held            and Length of        in Fund Complex(1)
         Name, Age and Address                 with Fund Complex(1)          Time Served       Overseen by Trustee
---------------------------------------- -------------------------------- ------------------- -----------------------
---------------------------------------- -------------------------------- ------------------- -----------------------
Ronald C. Tritschler(3)                              Trustee               Since Inception              30
2361 Old Hickory Lane                                                        of the Trust
Lexington, KY 40515
Year of Birth: 1952
---------------------------------------- -------------------------------- ------------------- -----------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee or
                                                                                           Nominee
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Chief Executive Officer and legal counsel for The Webb Companies, a                             None
national real estate company, from 2001 to present; Executive Vice President and
Director from 1990 to 2000; Director, The Lexington Bank, from 1998 to present.
------------------------------------------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------- ------------------- -----------------------
                                                                            Term of Office     Number of Portfolios
         Name, Age and Address                  Position(s) Held            and Length of        in Fund Complex(1)
                                               with Fund Complex(1)          Time Served       Overseen by Trustee
---------------------------------------- -------------------------------- ------------------- -----------------------
---------------------------------------- -------------------------------- ------------------- -----------------------
Thomas G. Napurano                         Chief Financial Officer and     Since Inception             N/A
2424 Harrodsburg Road                               Treasurer                of the Trust
Lexington, KY  40503
Year of Birth: 1941
---------------------------------------- -------------------------------- ------------------- -----------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                           Other Directorships Held
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Chief  Financial   Officer  and  Executive  Vice  President  of  Unified                     None
Financial  Services,  the  Trust's  administrator;  member  the board of directors of Unified Financial Services from 1989 to March 2002

------------------------------------------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------- ------------------- -----------------------
                                                                            Term of Office     Number of Portfolios
         Name, Age and Address                  Position(s) Held            and Length of        in Fund Complex(1)
                                               with Fund Complex(1)          Time Served       Overseen by Trustee
---------------------------------------- -------------------------------- ------------------- -----------------------
---------------------------------------- -------------------------------- ------------------- -----------------------
Carol Highsmith                                  Asst. Secretary           Since Inception             N/A
431 N. Pennsylvania St.                                                      of the Trust
Indianapolis, IN 46204
Year of Birth:  1964
---------------------------------------- -------------------------------- ------------------- -----------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                           Other Directorships Held
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Employed by Unified  Fund  Services,  Inc.  (November  1994 to present);                     None
Vice President and Asst.  Secretary of Lindbergh Funds; Asst.  Secretary
of  AmeriPrime  Funds and  AmeriPrime  Advisors  Trust  (October 2002 to
present).

------------------------------------------------------------------------- -------------------------------------------

(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.
(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.
(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

         The following table provides information regarding shares of the Predecessor Fund and other portfolios of the Fund Complex owned by each Trustee as of October 31, 2002.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                 All Funds Within the Fund Complex(1)
                Trustee                    Dollar Range of Predecessor Fund
                                     Shares
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Gary E. Hippenstiel                                      None                                $1-$10,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Timothy L. Ashburn                                       None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Tritschler                                        None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Stephen Little                                           None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Daniel Condon                                            None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
(1) As of October 21, 2002, the terms "Fund Complex" refers to AmeriPrime Funds,
AmeriPrime Advisors Trust and the Trust.

         The Trust has not yet completed its first full fiscal year. An estimate of the compensation to be paid to the Trustees of the Trust for the fiscal year ended December 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays its pro rata share of expenses based on the number of series in the Trust.


================================= ==================== ===================== =================== ======================
                                                            Pension or
                                                       Retirement Benefits    Estimated Annual    Total Compensation
                                       Aggregate        Accrued As Part of     Benefits Upon      from Trust and Fund
                                     Compensation         Fund Expenses          Retirement             Complex
                                      from Trust*
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Gary E. Hippenstiel, Trustee            $6,667                  $0                   $0                 $20,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Timothy L. Ashburn, Trustee,            $3,667                  $0                   $0                 $11,000
President and Secretary
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Ronald C. Tritschler, Trustee           $3,667                  $0                   $0                 $11,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Stephen A. Little, Trustee              $4,333                  $0                   $0                 $13,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Daniel Condon, Trustee                  $4,333                  $0                   $0                 $13,000

--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Thomas G. Napurano, CFO and             $3,333                  $0                   $0                 $10,000
Treasurer
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Carol J. Highsmith, Assistant            $667                   $0                   $0                 $2,000
Secretary
================================= ==================== ===================== =================== ======================




PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer, and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Predecessor Fund directed to brokers $27,156,978 (on which commissions were $91,490) during the fiscal year ended October 31, 2002.


      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter, and the purchase price paid to a market maker may include the spread between the bid and asked prices.


      When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated by random client selection, grouping discretionary and non-discretionary accounts, and in a manner to reduce custodian transaction costs. For the fiscal years ended October 31, 2000, 2001 and 2002 the Predecessor Fund paid brokerage commissions of $25,738,$21,356 and $ 230,172 respectively.


      The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE


      The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price) see "Determination of Net Asset Value" in the Prospectus.


      Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price, except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      For additional information about the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.





Redemption In-Kind

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


Additional Tax Information

      The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

      The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of October 31, 2002, the Fund had capital loss carryforwards of $226,494, which will expire on October 31, 2007.



INVESTMENT PERFORMANCE



      The Fund may periodically advertise "average annual total return." "Average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

      The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

      "Average annual total return after taxes on distributins," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

1. Average Annual Total Return (After Taxes on Distributions):

                  P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or stated.ten years, the time period since the date of the initial public offering of shares will be substituted for the periods.

2. Average Annual Total Return (After Taxes on Distributions and Redemption as defined by the SEC is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value according to the following formula:

                  P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical
                                    $1,000 investment made at the beginning of the applicable period.

                  The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period and that. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.



   -------------------------------------------------------------------------------------------------------------
                           Corbin Small-Cap Value Fund
   -------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------ ------------------------- ----------------------
                                                                        One Year            Since Inception(1)
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return                                          -13.92%                  -5.30%
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------

   Average Annual Total Return After Taxes on Distributions             -13.92%                  -5.75%
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return After Taxes on Distributions                                      -4.28%

   and Redemptions                                                      -10.31%
   ------------------------------------------------------------ ------------------------- ----------------------
       (1)June 30, 1997


      The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell 2000 Index or the S&P 600 Small-Cap Index.

      In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc., or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

Status and Taxation of the Fund

         The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
o    Diversify its investments in securities  within certain  statutory  limits;
     and
o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

      Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Timothy L. Ashburn, a Trustee and certain other officers of the Trust, are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250 per Fund) for these transfer agency services.


      In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). Unified began providing fund accounting services to the Predecessor Fund on November 1, 1998. For the fiscal years ended October 31, 2000, 2001 and 2002 Unified received $10,100 $10,432 and $25,153 respectively, from the Advisor on behalf of the Predecessor Fund for these accounting services.

      Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 2000, 2001and Unified received $27,500, $29,282 and $33,080 respectively, from the Advisor on behalf of the Predecessor Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).

ACCOUNTANTS

      The firm of Crowe Chizek & Co., LLP, 3815 River Crossing Parkway, Indianapolis, Indiana 46240-0977, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2003. Crowe Chizek performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

      Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy L. Ashburn, (a Trustee and officer of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Predecessor Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2002 and its Semi-Annual Report to Shareholders for the six months ended May 31, 2002. You can obtain the Annual Report and the Semi-Annual Report without charge by calling the Fund at 1-800-924-6848. The Trust's seed capital financial statements and independent auditor's report are included in this statement of additional information.


-------------------------------------------------------------------------------------------------------------------

                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                           Ariston Convertible       Auxier          Corbin Small-Cap            GJMB           GLOBALT
                             Securities Fund       Focus Fund          Value Fund            Growth Fund      Growth Fund

ASSETS

  Cash in bank              $           0         $       50,000     $           0           $         0        $        0
                            --------------        --------------     -------------          -------------      ------------

  Total assets              $           0         $       50,000     $           0           $         0        $        0
                            =============         ==============     =============          =============      ============


LIABILITIES

  Liabilities               $           0         $           0      $           0           $         0       $         0
                            -------------         --------------     -------------          -------------      ------------

 Total liabilities$         $           0         $           0      $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


COMPONENTS OF NET ASSETS
 Capital Paid In            $           0         $       50,000     $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value     n/a                 4,672.90             n/a                    n/a                 n/a


Net Asset Value Per Share        n/a              $     10.70             n/a                    n/a                 n/a




-------------------------------------------------------------------------------------------------------------------
                                  (Continued)
                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                            Marathon Value        RiverGuide             StoneRidge             StoneRidge      StoneRidge Small Cap
                               Portfolio             Fund                Equity Fund             Bond Fund           Growth Fund
ASSETS

     Cash in bank             $         0          $       0          $           0           $     50,000          $          0
                              ------------       ------------          -------------          ------------          ------------

     Total assets             $         0         $        0           $           0          $     50,000          $          0
                              ============       ============          =============          ============          ============


LIABILITIES

     Liabilities              $         0        $          0          $           0          $          0          $          0
                              ------------       ------------          -------------          ------------          ------------

    Total liabilities         $         0        $          0          $           0          $          0          $          0
                              ============       ============          =============          ============          ============


COMPONENTS OF NET ASSETS
     Capital Paid In          $         0        $          0          $           0          $     50,000          $          0
                             =============       ============          =============          ============          ============

OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value      n/a                n/a                   n/a                  4,849.66                n/a


Net Asset Value Per Share         n/a                n/a                   n/a                 $   10.31                n/a







See accompanying notes to financial statement.
-------------------------------------------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Unified Series Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio on October 17, 2002. The Declaration of Trust dated October 14, 2002 provides for an unlimited number of authorized shares of beneficial interest without par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of ten series of shares for the Ariston Convertible Securities Fund, the Auxier Focus Fund, the Corbin Small-Cap Value Fund, the GJMB Growth Fund, the GLOBALT Growth Fund, the Marathon Value Portfolio, the RiverGuide Fund, the StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund (together referred to as the "Funds").

The investment objective of the Ariston Convertible Securities Fund is total return. The investment objective of the Auxier Focus Fund is long-term capital appreciation. The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation through common stocks of small capitalization companies. The investment objective of the non-diversified GJMB Growth Fund is long-term capital appreciation. The investment objective of the GLOBALT Growth Fund is long-term growth of capital. The investment objective of the Marathon Value Portfolio is long-term capital appreciation. The investment objective of the non-diversified RiverGuide Fund is capital appreciation. The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term. The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital. The investment objective of the StoneRidge Small Cap Growth Fund is capital growth over the long term.

The Funds use an independent custodian. No transactions other than those relating to organizational matters and the sale to Unified Fund Services, Inc. of 4,672.90 shares of the Auxier Focus Fund and 4,849.66 shares of the StoneRidge Bond Fund have taken place to date.


NOTE 2 - MANAGEMENT AGREEMENT

The Funds' advisors are as follows:

Fund                                    Advisor

Ariston Convertible Securities Fund     Ariston Capital Management Corporation
Auxier Focus Fund                       Auxier Asset Management, LLC
Corbin Small Cap Value Fund             Corbin & Company
GJMB Growth Fund                        Gamble, Jones, Morphy & Bent
GLOBALT Growth Fund                     GLOBALT, Inc.
Marathon Value Portfolio                Spectrum Advisory Services, Inc.
RiverGuide Fund                         Bates Total Asset Management
StoneRidge Equity Fund                  StoneRidge Investment Partners, LLC
StoneRidge Bond Fund                    StoneRidge Investment Partners, LLC
StoneRidge Small Cap Growth Fund        StoneRidge Investment Partners, LLC

All of the investment advisors are registered as investment advisers under the Investment Advisers Act of 1940, as amended. Fees are paid monthly, and percentages are calculated on the basis of that month's average value of daily net assets. The fee paid to each Fund's advisor is as follows:

Ariston Convertible Securities Fund    2.25% minus the 12b-1 expenses and fees
                                       and expenses of the non-interested
                                       person trustees incurred by the Fund
Auxier Focus Fund                      1.35%
Corbin Small Cap Value Fund            1.25%
GJMB Growth Fund                       1.20%
GLOBALT Growth Fund                    1.17%
Marathon Value Portfolio               1.25%
RiverGuide Fund                        2.25%
StoneRidge Equity Fund                 0.60%
StoneRidge Small Cap Growth Fund       1.00%
StoneRidge Bond Fund                   0.40%



NOTE 3 - AGREEMENTS AND RELATED PARTY TRANSACTIONS

Unified Fund Services, Inc. ("Unified") acts as the fund administrator for all of the Funds. Unified also acts as the transfer agent and fund accountant for all of the Funds. Unified Financial Securities, Inc. (the "Distributor") is the exclusive agent for distribution of shares of each Fund. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor) and may be deemed to be affiliates of the Distributor.

For its administrative services, Unified receives a fee of 0.10% of a Fund's average daily net assets under $50 million; 0.07% from $50 to $100 million; 0.05% from $100 to $150 million; and 0.03% above $150 million. There is a minimum monthly administrative fee of $2,500 per Fund.

As transfer agent, Unified receives a monthly fee of $1.25 per shareholder, subject to a minimum monthly fee of $1,250 per Fund.

As fund accountant, Unified receives a fee of 0.05% of each Fund's average daily net assets under $50 million; 0.04% from $50 to $100 million; 0.03% from $100 to $150 million; and 0.02% above $150 million. There is a minimum monthly accounting fee of $1,667 per Fund.

As of December 23, 2002, all of the outstanding shares of the Auxier Focus Fund and the StoneRidge Bond Fund were owned by Unified. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the Investment Company Act of 1940, as amended) of that Fund.

NOTE 4 - CAPITAL SHARES AND DISTRIBUTION

At December 23, 2002, an unlimited number of shares were authorized and paid in capital amounted to $50,000 for the Auxier Focus Fund and $50,000 for the StoneRidge Bond Fund.

Transactions in capital shares were as follows:

Shares Sold:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Redeemed:
           Auxier Focus Fund                                           -
           StoneRidge Bond Fund                                        -

Net Increase:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Outstanding:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

There was no activity in any other funds for the periods indicated.


NOTE 5 - ORGANIZATION COSTS

Unified Fund Services, Inc. will pay all organization costs incurred in establishing the Trust. The Funds are under no obligation to reimburse these organization costs.

NOTE 6 - FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, no provision for income tax is required.

Shareholders and Board of Trustees
Unified Series Trust


We have audited the accompanying statement of assets and liabilities of the Unified Series Trust (the "Trust") (comprised of the Ariston Convertible Securities Fund, Auxier Focus Fund, Corbin Small-Cap Value Fund, GJMB Growth Fund, GLOBALT Growth Fund, Marathon Value Portfolio, RiverGuide Fund, StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund, together referred to as the "Funds") as of December 23, 2002. This financial statement is the responsibility of management of the Trust. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of December 23, 2002, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Funds, constituting the Trust, as of December 23, 2002, in conformity with accounting principles generally accepted in the United States of America.



                                                        /s/
                                           Crowe, Chizek and Company LLP


Indianapolis, Indiana
December 30, 2002

                                GJMB GROWTH FUND



                                   PROSPECTUS
                                 December , 2002



INVESTMENT OBJECTIVE:
Long term capital appreciation




310 East Colorado Boulevard
Suite 802
Pasadena, California 91101
(888) 912-4562
























         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS



                                                                       PAGE

RISK/RETURN SUMMARY............................................................

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................

HOW TO BUY SHARES..............................................................

HOW TO REDEEM SHARES...........................................................

DETERMINATION OF NET ASSET VALUE...............................................

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................

MANAGEMENT OF THE FUND.........................................................

FINANCIAL HIGHLIGHTS...........................................................

PRIVACY POLICY.................................................................

FOR MORE INFORMATION...........................................................

                               RISK/RETURN SUMMARY

Investment Objective

         The investment objective of the GJMB Growth Fund is long term capital appreciation.

Principal Strategies

         The Fund invests primarily in common stocks of U.S. companies which the Fund's advisor believes offer superior prospects for growth. In this regard, the advisor seeks to invest in stocks with the following characteristics:

o Market capitalization in excess of $5 billion.
o Seasoned businesses with at least 5 years of audited financial information.
o Industry leaders with strong brand recognition.
o Experienced and proven management teams.

         The Fund may also invest to a limited extent in comparable stocks of foreign companies by purchasing American Depositary Receipts ("ADRs"). An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. They are alternatives to the direct purchase of the underlying foreign stock.

         The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund. Certain industry sectors may be overweighted compared to others because the advisor seeks the best investment opportunities regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

         The Fund's sell discipline evolves around three basic strategies. A stock may be sold if: (a) the advisor feels that expected earnings are already reflected in the share price; (b) the advisor feels that the stock's fundamentals no longer meet the advisor's criteria; or (c) the advisor desires to increase the overall cash level of the Fund.

Principal Risks of Investing in the Fund

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.
o Volatility risk. Common stocks tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Non-diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, the Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.
o Foreign Risk. To the extent the Fund invests in ADRs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

General

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund will indirectly pay additional management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Is the Fund right for You?

         The Fund may be suitable for:

o Long term investors seeking a fund with a growth investment strategy.
o Investors willing to accept price fluctuations in their investment.
o Investors who can tolerate the greater risks associated with common stock investments.

How the Fund has Performed


         The bar chart and performance table below show the variability of the Funds returns, which is one indicator of the risks of investing in the Fund. On January 3, 2003, the Fund acquired the assets and liabilities of the GJMB Growth Fund, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. The bar chart shows changes in the return of the Fund from year to year. The performance table shows how the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


                                [CHART OMITTED]

1999 - 25.59%, 2000 - (9.05%), 2001 - (11.42%)

         During the period shown, the highest return for a quarter was 16.29% (4th quarter, 1999); and the lowest return was -11.89% (3rd quarter, 2001).


         *The Fund's year-to-date return as of September 30, 2002 was -19.88%.


Average Annual Total Returns for the periods ended 12/31/01:

                                                              One Year   Since December 31, 1998
The Fund
         Return Before Taxes                                  -11.42%                0.38%
         Return After Taxes on Distributions1                 -11.58%               -0.05%
         Return After Taxes on Distributions
            and Sale of Fund Shares1                           -7.88%                0.34%
S&P 500 Index                                                 -11.88%               -1.02%


(reflects no deductions for fees,  expenses or taxes)


1After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

         The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..........................4.75%
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee1.............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees............................................................1.20%
Distribution (12b-1) Fees...................................................NONE


Other Expenses.............................................................0.02%
Total Annual Fund Operating Expenses.......................................1.22%
Expense Reimbursement2 ....................................................0.02%
Net Expenses ..............................................................1.20%


1A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
2The Fund's advisor has contractually agreed to reimburse the Fund for the fees and expenses of the disinterested Trustees incurred by the Fund through October 31, 2004.

Example:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for expense reimbursement reflected in the first two years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 year           3 years            5 Years          10 Years
              ------           -------            -------          --------
               $595              $849             $1,122             $1,899


         This Example does not reflect sales charges (loads) on reinvested dividends. If the sales charges (loads) were included, your costs would be higher.


                                HOW TO BUY SHARES

         The minimum initial investment in the Fund is $2,000. The advisor may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

         By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and
o a check (subject to the minimum amounts) made payable to the Fund.

         Mail the application and check to:

         U.S. Mail:                              Overnight:
         GJMB Growth Fund                        GJMB Growth Fund
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110                           431 North Pennsylvania Street
         Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at (888) 912-4562 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         Huntingion National Bank
         ABA #0440-0002-4
         Attn: GJMB Growth Fund
         Account Name _________________(write in shareholder name) For the Account # _______________(write in account number) D.D.A.# 01892204602


         You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Sales Loads

         Shares of the Fund are purchased at the public offering price. The public offering price is the next determined net asset value per share ("NAV") plus a sales load as shown in the following table.

======================================== ================================================ ================================
                                                      Sales Load as a % of:
                                                                                             Dealer Reallowance as % of
         Amount of Investment             Public                Net                             Public Offering Price
                                          Offering              Amount
                                          Price                 Invested
======================================== ================================================ ================================
Less than $25,000                        4.75%                    4.99%                                4.00%
$25,000 but less than $50,000            4.50%                    4.71%                                3.75%
$50,000 but less than $100,000           4.25%                    4.44%                                3.50%
$100,000 but less than $250,000          3.75%                    3.83%                                3.00%
$250,000   but   less   than   $500,000  2.50%                    2.56%                                1.75%
$500,000 but less than $1million         2.00%                    2.04%                                1.25%
$1 million or more                       1.00%                    1.02%                                0.25%

======================================== ================================================ ================================

         Various individuals and organizations that meet Fund requirements may buy shares at NAV - that is, without a sales charge. For a list of those who may qualify for fee waivers, plus a description of the requirements, see the Statement of Additional Information.

         Right of Accumulation -

         Once you have purchased shares in the Fund, you can qualify for a discount on the sales charge. When you purchase additional shares at the public offering price, you will pay the sales charge corresponding to the total of your current purchase plus either the value of shares you already own, or their original cost - whichever is greater. (Remember, sales charges go down as the amount of the transaction increases.) To receive this discount, you must notify the Fund in writing of your previous purchases when you make your current purchase. For this purpose, you and your husband or wife can combine your purchases.

         Letter of Intent (LOI) -

         If you expect to purchase $25,000 or more of Fund shares over a period of time (up to 13 months), you can get the same reduced sales charge as you would if you bought all the shares at once. You do this by signing a LOI. In the LOI, you fill in the dollar amount of the shares you will buy in the next 13 months, and the sales charge is based on that amount. Some of your shares are held by the transfer agent in escrow. If you do not buy all the shares as indicated in the LOI, and your sales charge should have been higher based on what you actually bought, some of the shares held by the transfer agent will be redeemed to pay the difference in the sales charge. To establish a LOI, complete the appropriate section of the purchase application or, if your account is established, ask us for a LOI application.




Additional Investments

         Minimum subsequent investments are $100. You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name
         -the name of your account(s)
         -your account number(s)
         -a check made payable to GJMB Growth Fund

Checks should be sent to the GJMB Growth Fund at the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan


         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information


         The Fund may limit the amount of purchases and to refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.

                              HOW TO REDEEM SHARES


         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15.00 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition, you may be charged a fee by that institution. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.


         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S.  Mail:                                Overnight:
GJMB Growth  Fund                          GJMB  Growth  Fund
c/o  Unified  Fund Services,  Inc.         c/o  Unified  Fund  Services,  Inc.
P.O.  Box 6110                             431  North Pennsylvania Street
Indianapolis, Indiana 46206-6110           Indianapolis, Indiana 46204


         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(888) 912-4562 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.


         By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (888) 912-4562. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (888) 912-4562. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to reissue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.


                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's NAV. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the advisor at their fair value, according to procedures approved by the Board of Trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions, if any, will consist primarily of capital gains.

         Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                                          Tax Status

Income dividends                                             Ordinary income rate

Short-term capital gain distributions                        Ordinary income rate

Long-term capital gain distributions                         Capital gains rate
                                                             - maximum 20% on
                                                             Non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             capital gain
                                                             distributions
                                                             relating to assets
                                                             held more than five
                                                             years are taxable
                                                             at even lower
                                                             capital gains rates

Sales of shares
(including redemptions) owned                                Long-term capital gains or losses
more than one year                                           (capital gains rate - maximum 20% on
                                                             non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             shares owned more
                                                             than five years are
                                                             subject to even
                                                             lower capital gains
                                                             rates)

Sales of shares
(including redemptions) owned                                Gains are taxed at the same rate
for one year or less                                         as ordinary income; losses are subject
                                                             to special rules

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND


         The Fund's investment advisor is Gamble, Jones, Morphy & Bent, 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101. The advisor is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio and managing the Funds' business affairs. The firm became a registered investment advisor in 1956 and was reorganized as a California corporation in 1990. As of October 31, 2002, the firm managed approximately $1.11 billion for individuals, trusts and pension plans. The investment decisions for the Fund are made by Gary A. Pulford under the guidance of the advisor's executive committee. Mr. Pulford joined the advisor in October of 1997 and, in addition to managing individual portfolios, is a principal of the firm. Mr. Pulford's investment career extends over more than 19 years, and immediately prior to joining the advisor, Mr. Pulford served as Vice-President of Investments for First American Trust Company from January 1995 through October 1997. While Mr. Pulford is responsible for the day-to-day management of the Fund's portfolio, the executive committee is involved in determining the overall make-up of the Fund.

         For the fiscal period ended December 31, 2001, the Fund's Predecessor paid the advisor a management fee equal to 1.20% of its average daily net assets.

                              FINANCIAL HIGHLIGHTS


         The following tables are intended to help you better understand the financial performance of the Fund's predecessor since its inception. Certain information reflects financial results for a single share of the predecessor fund. Total return represents the rate you would have earned (or lost) on an investment in the predecessor fund, assuming reinvestment of all dividends and distributions. The information for the six months ended June 30, 2002 is unaudited, all other information for the fiscal period June 30, 1999 through December 31, 2001 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the predecessor fund's financial statements, are included in the predecessor fund's annual report, which is available from the Fund upon request.




                                   Period ended        Period ended   (d) Year ended June     Year ended       Period ended   (a)
                                   June 30, 2002
                                    (Unaudited)       December 31, 2001       30, 2001        June 30, 2000     June 30, 1999
                                  -----------------  ------------------  ------------------ ---------------- ------------------
Selected Per Share Data

Net asset value, beginning of     $         9.66       $         10.01    $         12.68    $       11.02     $        10.00
    period                        -----------------  ------------------  ------------------ ---------------- ------------------
Income from investment operations
   Net investment income                    0.00                  0.01               0.05             0.05               0.02
   Net realized and unrealized
    gain (loss)                           (0.97)                (0.30)              (2.33)            1.67               1.00
                                  -----------------  ------------------  ------------------ ---------------- ------------------
Total from investment operations          (0.97)                (0.29)              (2.28)            1.72               1.02
                                  -----------------  ------------------  ------------------ ---------------- ------------------
Less distributions:
                                            0.00
   From net investment income                                   (0.05)              (0.05)           (0.02)              0.00
                                            0.00
   From net realized gains                                      (0.01)              (0.34)           (0.04)              0.00
                                  -----------------  ------------------  -----------------  ------------------  ------------------
Total distributions                         0.00                (0.06)              (0.39)           (0.06)              0.00
                                  -----------------  ------------------  ------------------ ---------------- ------------------

Net asset value, end of period    $         8.69      $          9.66     $         10.01    $       12.68    $         11.02
                                  =================  ==================  ================== ================ ==================

Total Return                            (10.04%)  (c)          (2.93)%(c)         (18.19)%           15.61%             10.20%(c)

Ratios and Supplemental Data
Net assets, end of period (000)          $11,733               $12,008             $12,697          $12,967             $6,502
Ratio of expenses to average net
    assets                                 1.20%  (b)            1.20%(b)           1.20%            1.20%              1.20%(b)
Ratio of expenses to average net
    assets before reimbursement            1.22%  (b)            1.22%(b)           1.23%            1.22%              1.25%(b)
Ratio of net investment income to
    average net assets                     0.04%  (b)            0.27%(b)           0.40%            0.40%              0.34%(b)
Ratio of net investment income to
    average net assets before
    reimbursement                          0.02%  (b)            0.25%(b)           0.38%            0.38%              0.28%(b)
Portfolio turnover rate                   51.06%                40.72%             59.92%           16.99%             24.26%

(a) December 31, 1998 (commencement of operations of the predecessor fund) to June 30, 1999.
(b) Annualized
(c) For a period of less than a full year, the total return is not annualized.
(d) The Fund elected to change its fiscal year to December 31.
The figures shown are for the short year (July 1, 2001 through December 31, 2001).

                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Fund at (888) 912-4562 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.








Investment Company Act #811-21237

                                GJMB GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                 December , 2002

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the GJMB Growth Fund dated December , 2002. This SAI incorporates by reference the Fund's annual report to shareholders for the fiscal period ended December 31, 2001and the Semi-Annual Report for the period ended June 30, 2002. A free copy of the Prospectus or the annual report can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (888) 912-4562.


                           TABLE OF CONTENTS                            Page


DESCRIPTION OF THE TRUST AND THE FUND.........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........

INVESTMENT LIMITATIONS........................................................

THE INVESTMENT ADVISOR........................................................

TRUSTEES AND OFFICERS.........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................

SALES AT NET ASSET VALUE......................................................

DETERMINATION OF SHARE PRICE..................................................

ADDITIONAL TAX INFORMATION....................................................

INVESTMENT PERFORMANCE........................................................

Status and Taxation of the Fund...............................................

CUSTODIAN.....................................................................

FUND SERVICES.................................................................

ACCOUNTANTS...................................................................

DISTRIBUTOR...................................................................

FINANCIAL STATEMENTS..........................................................

...............................................................................

         DESCRIPTION OF THE TRUST AND THE FUND


         The GJMB Growth Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 18, 2002 and commenced operations on ____________, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Gamble, Jones Morphy & Bent (the "Advisor").

         On January 3, 2003, the Fund will acquire all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization.


         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.


         As of December 10, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Predecessor Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94102 - 95.60%.

         As of December 10, 2002, Charles Schwab & Co. may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Predecessor Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor.

     As of December 10, 2002, the Trustees and officers as a group beneficially owned less than 1% of the Fund.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.


     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.



ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains additional information about the investments the Fund may make and some of the techniques it may use.

A. Equity Securities. The Fund may invest in equity securities, which include common stock, preferred stock, and common stock equivalents (such as convertible preferred stock and convertible debentures, rights, and warrants), American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR"), Global Depositary Receipts ("GDRs"), and investment companies which invest primarily in the above. Common stock, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more than 5% of its net assets at the time of purchase in rights, warrants or convertible stock. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate. The Fund may invest up to 5% of its net assets in each of the following: convertible preferred stock; rights; and warrants. The Fund will only invest in those convertible preferred stocks rated A or better by Standard & Poor's Ratings Group ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

         The Fund may invest in foreign companies by purchasing ADRs, EDRs, GDRs and index products like World Equity Benchmark Shares ("WEBS"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (MSCI) index. The Fund will not invest in foreign companies located in undeveloped or emerging markets.

         To the extent the Fund invests in ADRs, EDRs, GDRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

         Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

B. American Depositary Receipts. The Fund may invest up to 15% of its assets in ADRs. An ADR is a certificate evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1. Borrowing Money. The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

ii. Borrowing. The Fund will not engage in borrowing (including reverse repurchase agreements).

iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

iv. Short Sales. The Fund will not effect short sales of securities.

v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

THE INVESTMENT ADVISOR

         The Fund's investment advisor is Gamble, Jones, Morphy & Bent. The Advisor is a corporation organized in the state of California in 1990, and is the business successor to a firm registered as an investment advisor since 1956. Thomas S. Jones, President, and Christopher E. Morphy, Executive Vice-President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person Trustees, extraordinary expenses and Rule 12b-1 expenses, if any. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund. For the fiscal period July 1, 2001 through December 31, 2001 and for the twelve months ended June 30, 2001 and 2000, the Predecessor Fund paid advisory fees of $72,498, $159,690 and $114,130, respectively. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through October 31, 2004.

          The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

         The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Adviser provide the Board with copies of the Adviser's most recent financial statements, a description of the Adviser's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

         At the meeting, counsel to the Trust reviewed the fee proposed to be paid to the Advisor, and the Advisor's agreement to reimburse the expenses and fees of the Independent Trustees incurred by the Fund through October 31, 2003. The Trustees reviewed the Predecessor Fund's performance for the one year and three years ended November 30, 2002. Mr. Hippenstiel stated that the Advisor has been a long-time Advisor to the Predecessor Fund and that the Advisor was a solid money manager. He also noted that the performance of the Predecessor Fund exceeded the performance of the S&P 500 by 500 basis points.



         As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

         The Advisor retains the right to use the name "GJMB" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "GJMB" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.




-------------------------------------- ------------------------------ ------------------------- ---------------------
                                                                         Term of Office and     Number of Portfolios
        Name, Age and Address                Position(s) Held                Length of            in Fund Complex(1)
                                            with Fund Complex(1)              Time Served             Overseen by
                                                                                                      Trustee
-------------------------------------- ------------------------------ ------------------------- ---------------------
-------------------------------------- ------------------------------ ------------------------- ---------------------
Gary E. Hippenstiel                               Trustee              Since Inception of the            30
600 Jefferson Street                                                           Trust
Suite 350
Houston, TX  77002
Year of Birth:  1947
-------------------------------------- ------------------------------ ------------------------- ---------------------
--------------------------------------------------------------------- -----------------------------------------------
             Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
--------------------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------
Trustee, AmeriPrime Advisors Trust, July 2002 to present; Trustee,                              None
AmeriPrime Funds since 1995; Director, Vice President and Chief Investment
Officer of Legacy Trust Company since 1992; President and Director of Heritage
Trust Company from 1994-1996; Vice President and Manager of Investments of
Kanaly Trust Company from 1988 to 1992.
--------------------------------------------------------------------- -----------------------------------------------
-------------------------------------- ------------------------------ ------------------------ ----------------------
                                                                             Length of         Number of Portfolios
        Name, Age and Address                Position(s) Held               Time Served          in Fund Complex(1)
                                            with Fund Complex(1)                                Overseen by Trustee
-------------------------------------- ------------------------------ ------------------------ ----------------------
-------------------------------------- ------------------------------ ------------------------ ----------------------
Stephen A. Little                                 Trustee             Since Inception of the            30
3647 Totem Lane                                                                Trust
Indianapolis, IN 46208
Year of Birth: 1946
-------------------------------------- ------------------------------ ------------------------ ----------------------
--------------------------------------------------------------------- -----------------------------------------------
             Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
--------------------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------
President  and founder,  The Rose,  Inc.,  a  registered  investment                       None
advisor, since 1992.
--------------------------------------------------------------------- -----------------------------------------------
-------------------------------------- ------------------------------ ------------------------- ---------------------
                                                                             Length of          Number of Portfolios
                                             Position(s) Held               Time Served           in Fund Complex(1)
        Name, Age and Address               with Fund Complex(1)                                  Overseen by Trustee
-------------------------------------- ------------------------------ ------------------------- ---------------------
-------------------------------------- ------------------------------ ------------------------- ---------------------
Daniel Condon                                     Trustee              Since Inception of the            30
2385 The Woods Lane                                                            Trust
Lexington, KY 40502
Year of Birth: 1950
-------------------------------------- ------------------------------ ------------------------- ---------------------
--------------------------------------------------------------------- -----------------------------------------------
             Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
--------------------------------------------------------------------- -----------------------------------------------
--------------------------------------------------------------------- -----------------------------------------------
Vice President and General Manager, International Crankshaft Inc.,  an                          None
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 - 2000.

--------------------------------------------------------------------- -----------------------------------------------
(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

         The Trust's Valuation Committee consists of Messrs. Ashburn,
Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee was recently established and held no meetings during the year ended
December 31, 2002.

         The Trust's audit committee consists of Mr. Little, Mr. Condon, and Mr.
Hippenstiel. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers;
overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended December 31, 2002

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

-------------------------------------- --------------------------------- -------------------- -----------------------
                                                                         Term of Office and    Number of Portfolios
        Name, Age and Address                  Position(s) Held               Length of          in Fund Complex(1)
                                              with Fund Complex(1)             Time Served       Overseen by Trustee
-------------------------------------- --------------------------------- -------------------- -----------------------
-------------------------------------- --------------------------------- -------------------- -----------------------
Timothy L.  Ashburn(2)                     Chairman, President and       Since Inception of             30
1104 Buttonwood Court                             Secretary                   the Trust
Lexington, KY  40515

Year of Birth: 1950
-------------------------------------- --------------------------------- -------------------- -----------------------
------------------------------------------------------------------------ --------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------------ --------------------------------------------
------------------------------------------------------------------------ --------------------------------------------
Chairman  of  Unified  Financial  Services,  Inc.  since 1989 and Chief    Director of Unified Financial Services,
Executive  Officer from 1989 to 1992 and 1994 to present;  President of                Inc. since 1989
Unified Financial Services from November 1997 to April 2000.

------------------------------------------------------------------------ --------------------------------------------
-------------------------------------- --------------------------------- -------------------- -----------------------
                                                                         Term of Office and    Number of Portfolios
                                               Position(s) Held               Length of          in Fund Complex(1)
        Name, Age and Address                 with Fund Complex(1)           Time Served       Overseen by Trustee
-------------------------------------- --------------------------------- -------------------- -----------------------
-------------------------------------- --------------------------------- -------------------- -----------------------
Ronald C. Tritschler(3)                            Trustee               Since Inception of             30
2361 Old Hickory Lane                                                         the Trust
Lexington, KY 40515
Year of Birth: 1952
-------------------------------------- --------------------------------- -------------------- -----------------------
------------------------------------------------------------------------ --------------------------------------------
               Principal Occupations During Past 5 Years                   Other Directorships Held by Trustee or
                                                                                           Nominee
------------------------------------------------------------------------ --------------------------------------------
------------------------------------------------------------------------ --------------------------------------------
Chief Executive Officer and legal counsel for The Webb Companies, a                             None
national real estate company, from 2001 to present; Executive Vice President and
Director from 1990 to 2000; Director, The Lexington Bank, from 1998 to present.
------------------------------------------------------------------------ --------------------------------------------
-------------------------------------- --------------------------------- -------------------- -----------------------
                                                                         Term of Office and    Number of Portfolios
        Name, Age and Address                  Position(s) Held               Length of          in Fund Complex(1)
                                              with Fund Complex(1)             Time Served       Overseen by Trustee
-------------------------------------- --------------------------------- -------------------- -----------------------
-------------------------------------- --------------------------------- -------------------- -----------------------
Thomas G. Napurano                       Chief Financial Officer and     Since Inception of            N/A
2424 Harrodsburg Road                             Treasurer                   the Trust
Lexington, KY  40503
Year of Birth: 1941
-------------------------------------- --------------------------------- -------------------- -----------------------
------------------------------------------------------------------------ --------------------------------------------
               Principal Occupations During Past 5 Years                          Other Directorships Held
------------------------------------------------------------------------ --------------------------------------------
------------------------------------------------------------------------ --------------------------------------------
Chief  Financial  Officer  and  Executive  Vice  President  of  Unified                     None
Financial  Services,  the  Trust's  administrator;  member the board of directors of Unified Financial Services from 1989 to March 2002

------------------------------------------------------------------------ --------------------------------------------
-------------------------------------- --------------------------------- -------------------- -----------------------
                                                                         Term of Office and    Number of Portfolios
        Name, Age and Address                  Position(s) Held               Length of          in Fund Complex(1)
                                              with Fund Complex(1)             Time Served       Overseen by Trustee
-------------------------------------- --------------------------------- -------------------- -----------------------
-------------------------------------- --------------------------------- -------------------- -----------------------
Carol Highsmith                                Asst. Secretary           Since Inception of            N/A
431 N. Pennsylvania St.                                                       the Trust
Indianapolis, IN 46204
Year of Birth:  1964
-------------------------------------- --------------------------------- -------------------- -----------------------
------------------------------------------------------------------------ --------------------------------------------
               Principal Occupations During Past 5 Years                          Other Directorships Held
------------------------------------------------------------------------ --------------------------------------------
------------------------------------------------------------------------ --------------------------------------------
Employed by Unified Fund  Services,  Inc.  (November  1994 to present);                     None
Vice President and Asst.  Secretary of Lindbergh Funds; Asst. Secretary
of AmeriPrime  Funds and  AmeriPrime  Advisors  Trust  (October 2002 to
present).

------------------------------------------------------------------------ --------------------------------------------

(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.
(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.
(3)Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

         The following table provides information regarding shares of the Predecessor Fund and other portfolios of the Fund Complex owned by each Trustee as of October 31, 2002.


     ================================== ================================== ======================================
                                                                            Aggregate Dollar Range of Shares of
                                                                            All Funds Within the Fund Complex(1)
                  Trustee               Dollar Range of Predecessor Fund
                                                        Shares
     ---------------------------------- ---------------------------------- --------------------------------------
     ---------------------------------- ---------------------------------- --------------------------------------
     Gary E. Hippenstiel                              None                             $1 - $10,000
     ---------------------------------- ---------------------------------- --------------------------------------
     ---------------------------------- ---------------------------------- --------------------------------------
     Timothy L. Ashburn                               None                                 None
     ---------------------------------- ---------------------------------- --------------------------------------
     ---------------------------------- ---------------------------------- --------------------------------------
     Ronald Tritschler                                None                                 None
     ---------------------------------- ---------------------------------- --------------------------------------
     ---------------------------------- ---------------------------------- --------------------------------------
     Stephen Little                                   None                                 None
     ---------------------------------- ---------------------------------- --------------------------------------
     ---------------------------------- ---------------------------------- --------------------------------------
     Daniel Condon                                    None                                 None
     ================================== ================================== ======================================

(1) The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.


         The Trust has not yet completed its first full fiscal year. An estimate of the compensation to be paid to the Trustees of the Trust for the Fund's fiscal year ended December 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays its pro rata share of expenses based on the number of series in the Trust.

=============================== ===================== ==================== =================== =====================
                                                          Pension or
                                                          Retirement        Estimated Annual    Total Compensation
                                     Aggregate         Benefits Accrued      Benefits Upon     from Trust and Fund
                                    Compensation        As Part of Fund        Retirement            Complex
                                    from Trust*            Expenses
------------------------------- --------------------- -------------------- ------------------- ---------------------

Gary E. Hippenstiel, Trustee           $6,667                 $0                   $0                $20,000
------------------------------- --------------------- -------------------- ------------------- ---------------------

Timothy L. Ashburn, Trustee,           $3,667                 $0                   $0                $11,000
President and Secretary
------------------------------- --------------------- -------------------- ------------------- ---------------------

Ronald C. Tritschler, Trustee          $3,667                 $0                   $0                $11,000
------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Stephen A. Little, Trustee             $4,333                 $0                   $0                $13,000
------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Daniel Condon, Trustee                 $4,333                 $0                   $0                $13,000

------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Thomas G. Napurano, CFO and            $3,333                 $0                   $0                $10,000
Treasurer
------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Carol J. Highsmith, Assistant           $667                  $0                   $0                 $2,000
Secretary
=============================== ===================== ==================== =================== =====================




PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. For the fiscal period July 1, 2001 (commencement of the Predecessor Fund's new fiscal year) through December 31, 2001, no brokerage transactions were directed by the Predecessor Fund to any brokers because of research services provided by the broker.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.


         For the fiscal period July 1, 2001 through December 31, 2001, for the twelve months ended June 30, 2002, 2001 and 2000, and for the period December 31, 1998 (commencement of operations) through June 30, 1999, the Predecessor Fund paid brokerage commissions of $8,150, $12,804, $8,145 and $10,886, respectively.


         The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

SALES AT NET ASSET VALUE

         Purchases of the Fund's shares at net asset value may be made in the following situations:

(a) non-dealer assisted (or assisted only by the Fund's distributor) tax-exempt entities (including pension and profit sharing plans) whose minimum initial investment is $25,000 or more,
(b) non-dealer assisted (or assisted only by the Fund's distributor) purchases by a bank or trust company in a single account where such bank or trust company is named as trustee and the minimum initial investment is over $25,000,
(c) non-dealer assisted (or assisted only by the Fund's distributor) purchases by banks, insurance companies, insurance company separate accounts and other institutional purchasers,
(d) a registered investment advisor purchasing shares on behalf of a client or on his or her own behalf through an intermediary service institution offering a separate and established program for registered investment advisors and notifying the Fund and its distributor of such arrangement,
(e) the Advisor, the Fund's distributor, the Fund's administrator, or any affiliated company thereof, (f) any current or retired officer, trustee, director or employee, or any member of the immediate family of such person, of the Fund, the Advisor, the Fund's distributor, the Fund's administrator, or any affiliated company thereof,
(g) any employee benefit plan established for employees of the Advisor, the Fund's distributor, the Fund's administrator, or any affiliated company thereof,
(h)      advisory clients of the Advisor,
(i) registered representatives and their spouses and minor children and employees of selected dealers, (j) for-fee clients of investment advisors who have for-fee clients with at least $25,000 of net asset value of shares in the Fund after giving effect to the purchase, and who have directed their for-fee clients to the Fund,
(k) shareholders of the Fund, with respect to their reinvestment of dividends and distributions from the Fund,
(l) any additional investments made by shareholders of the Fund if their account was established prior to the date the Fund was converted from a no-load fund to a load fund,
(m) sales to broker-dealers who conduct their business with their customers principally through the Internet and who do not have registered representatives who actively solicit those customers to purchase securities, including shares of the Fund, and
(n) sales through a financial services organization (such as a bank, broker-dealer, financial planner, advisor, fund supermarket or other financial intermediary) under an arrangement with the Fund or the Advisor.

         In the opinion of the Fund's management, these sales will result in less selling effort and expense. In order to qualify for these waivers, sufficient information must be submitted at the time of purchase with the application to determine whether the account is entitled to the waiver of the sales charge.

DETERMINATION OF SHARE PRICE


         The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


         Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.


Redemption In-Kind

         The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

ADDITIONAL TAX INFORMATION

      The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

      The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of December 31, 2001, the Fund had capital loss carryforwards totaling $488,248, which will expire on December 31, 2009.



INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

         "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000
                                    investment made at the beginning of the
                                    applicable period, after taxes on fund
                                    distributions but not after taxes on
                                    redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and
                                    redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         The following table provides information regarding the Predecessor Fund's performance:


------------------------------------------------ ---------------------------- ----------------------------------------
                                                    One Year Period ended     Period December 31, 1998 (commencement
GJMB Growth Fund                                      December 31, 2001         of operations) through December 31,
                                                                                               2001
------------------------------------------------ ---------------------------- ----------------------------------------
------------------------------------------------ ---------------------------- ----------------------------------------
Average Annual Total Return                                -11.42%                             0.38%
------------------------------------------------ ---------------------------- ----------------------------------------
------------------------------------------------ ---------------------------- ----------------------------------------
Average Annual Total Return After Taxes on
Distributions                                              -11.58%                            -0.05%
------------------------------------------------ ---------------------------- ----------------------------------------
------------------------------------------------ ---------------------------- ----------------------------------------
Average Annual Total Return After Taxes on
Distributions and Redemption                               -7.88%                              0.34%
------------------------------------------------ ---------------------------- ----------------------------------------



     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

Status and Taxation of the Fund

         The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
o    Diversify its investments in securities  within certain  statutory  limits;
     and
o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Timothy L. Ashburn, a Trustee and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250) for these transfer agency services.


         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the fiscal period July 1, 2001 through December 31, 2001, and for the twelve months ended June 30, 2002, 2001 and 2000, and for the period December 31, 1998 (commencement of operations) through June 30, 1999, the Advisor paid fees of $10,332, $19,302, $15,000 and $5,700, respectively, on behalf of the Predecessor Fund to Unified for these fund accounting services.

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal year period July 1, 2001 through December 31, 2002, for the twelve months ended June 30, 2002, 2001 and 2000, and for the period December 31, 1998 (commencement of operations) through June 30, 1999, Unified received $15,637, $19,991, $30,000 and $15,000 from the Advisor (not the Predecessor Fund) for these administrative services.

ACCOUNTANTS

         The firm of Crowe Chizek & Co., LLP, 3815 River Crossing Parkway, Indianapolis, IN, 46240-0977, has been selected as independent public accountants for the Fund for the fiscal period ending December 31, 2003. Crowe Chizek performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy L. Ashburn, (a Trustee and officer of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS


         The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Predecessor Fund's annual report to shareholders for the fiscal period ended December 31, 2001 and the Predecessor Fund's semi-annual report to shareholders for the fiscal period ended June 30, 2002. You can obtain the annual report and semi-annual report without charge by calling the Fund at
(888) 912-4562.  The
Trust's seed capital financial statements and independent auditor's report are included in this statement of additional information.


-------------------------------------------------------------------------------------------------------------------

                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                           Ariston Convertible       Auxier          Corbin Small-Cap            GJMB           GLOBALT
                             Securities Fund       Focus Fund          Value Fund            Growth Fund      Growth Fund

ASSETS

  Cash in bank              $           0         $       50,000     $           0           $         0        $        0
                            --------------        --------------     -------------          -------------      ------------

  Total assets              $           0         $       50,000     $           0           $         0        $        0
                            =============         ==============     =============          =============      ============


LIABILITIES

  Liabilities               $           0         $           0      $           0           $         0       $         0
                            -------------         --------------     -------------          -------------      ------------

 Total liabilities$         $           0         $           0      $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


COMPONENTS OF NET ASSETS
 Capital Paid In            $           0         $       50,000     $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value     n/a                 4,672.90             n/a                    n/a                 n/a


Net Asset Value Per Share        n/a              $     10.70             n/a                    n/a                 n/a




-------------------------------------------------------------------------------------------------------------------
                                  (Continued)
                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                            Marathon Value        RiverGuide             StoneRidge             StoneRidge      StoneRidge Small Cap
                               Portfolio             Fund                Equity Fund             Bond Fund           Growth Fund
ASSETS

     Cash in bank             $         0          $       0          $           0           $     50,000          $          0
                              ------------       ------------          -------------          ------------          ------------

     Total assets             $         0         $        0           $           0          $     50,000          $          0
                              ============       ============          =============          ============          ============


LIABILITIES

     Liabilities              $         0        $          0          $           0          $          0          $          0
                              ------------       ------------          -------------          ------------          ------------

    Total liabilities         $         0        $          0          $           0          $          0          $          0
                              ============       ============          =============          ============          ============


COMPONENTS OF NET ASSETS
     Capital Paid In          $         0        $          0          $           0          $     50,000          $          0
                             =============       ============          =============          ============          ============

OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value      n/a                n/a                   n/a                  4,849.66                n/a


Net Asset Value Per Share         n/a                n/a                   n/a                 $   10.31                n/a







See accompanying notes to financial statement.
-------------------------------------------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Unified Series Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio on October 17, 2002. The Declaration of Trust dated October 14, 2002 provides for an unlimited number of authorized shares of beneficial interest without par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of ten series of shares for the Ariston Convertible Securities Fund, the Auxier Focus Fund, the Corbin Small-Cap Value Fund, the GJMB Growth Fund, the GLOBALT Growth Fund, the Marathon Value Portfolio, the RiverGuide Fund, the StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund (together referred to as the "Funds").

The investment objective of the Ariston Convertible Securities Fund is total return. The investment objective of the Auxier Focus Fund is long-term capital appreciation. The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation through common stocks of small capitalization companies. The investment objective of the non-diversified GJMB Growth Fund is long-term capital appreciation. The investment objective of the GLOBALT Growth Fund is long-term growth of capital. The investment objective of the Marathon Value Portfolio is long-term capital appreciation. The investment objective of the non-diversified RiverGuide Fund is capital appreciation. The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term. The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital. The investment objective of the StoneRidge Small Cap Growth Fund is capital growth over the long term.

The Funds use an independent custodian. No transactions other than those relating to organizational matters and the sale to Unified Fund Services, Inc. of 4,672.90 shares of the Auxier Focus Fund and 4,849.66 shares of the StoneRidge Bond Fund have taken place to date.


NOTE 2 - MANAGEMENT AGREEMENT

The Funds' advisors are as follows:

Fund                                    Advisor

Ariston Convertible Securities Fund     Ariston Capital Management Corporation
Auxier Focus Fund                       Auxier Asset Management, LLC
Corbin Small Cap Value Fund             Corbin & Company
GJMB Growth Fund                        Gamble, Jones, Morphy & Bent
GLOBALT Growth Fund                     GLOBALT, Inc.
Marathon Value Portfolio                Spectrum Advisory Services, Inc.
RiverGuide Fund                         Bates Total Asset Management
StoneRidge Equity Fund                  StoneRidge Investment Partners, LLC
StoneRidge Bond Fund                    StoneRidge Investment Partners, LLC
StoneRidge Small Cap Growth Fund        StoneRidge Investment Partners, LLC

All of the investment advisors are registered as investment advisers under the Investment Advisers Act of 1940, as amended. Fees are paid monthly, and percentages are calculated on the basis of that month's average value of daily net assets. The fee paid to each Fund's advisor is as follows:

Ariston Convertible Securities Fund    2.25% minus the 12b-1 expenses and fees
                                       and expenses of the non-interested
                                       person trustees incurred by the Fund
Auxier Focus Fund                      1.35%
Corbin Small Cap Value Fund            1.25%
GJMB Growth Fund                       1.20%
GLOBALT Growth Fund                    1.17%
Marathon Value Portfolio               1.25%
RiverGuide Fund                        2.25%
StoneRidge Equity Fund                 0.60%
StoneRidge Small Cap Growth Fund       1.00%
StoneRidge Bond Fund                   0.40%



NOTE 3 - AGREEMENTS AND RELATED PARTY TRANSACTIONS

Unified Fund Services, Inc. ("Unified") acts as the fund administrator for all of the Funds. Unified also acts as the transfer agent and fund accountant for all of the Funds. Unified Financial Securities, Inc. (the "Distributor") is the exclusive agent for distribution of shares of each Fund. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor) and may be deemed to be affiliates of the Distributor.

For its administrative services, Unified receives a fee of 0.10% of a Fund's average daily net assets under $50 million; 0.07% from $50 to $100 million; 0.05% from $100 to $150 million; and 0.03% above $150 million. There is a minimum monthly administrative fee of $2,500 per Fund.

As transfer agent, Unified receives a monthly fee of $1.25 per shareholder, subject to a minimum monthly fee of $1,250 per Fund.

As fund accountant, Unified receives a fee of 0.05% of each Fund's average daily net assets under $50 million; 0.04% from $50 to $100 million; 0.03% from $100 to $150 million; and 0.02% above $150 million. There is a minimum monthly accounting fee of $1,667 per Fund.

As of December 23, 2002, all of the outstanding shares of the Auxier Focus Fund and the StoneRidge Bond Fund were owned by Unified. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the Investment Company Act of 1940, as amended) of that Fund.

NOTE 4 - CAPITAL SHARES AND DISTRIBUTION

At December 23, 2002, an unlimited number of shares were authorized and paid in capital amounted to $50,000 for the Auxier Focus Fund and $50,000 for the StoneRidge Bond Fund.

Transactions in capital shares were as follows:

Shares Sold:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Redeemed:
           Auxier Focus Fund                                           -
           StoneRidge Bond Fund                                        -

Net Increase:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Outstanding:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

There was no activity in any other funds for the periods indicated.


NOTE 5 - ORGANIZATION COSTS

Unified Fund Services, Inc. will pay all organization costs incurred in establishing the Trust. The Funds are under no obligation to reimburse these organization costs.

NOTE 6 - FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, no provision for income tax is required.

Shareholders and Board of Trustees
Unified Series Trust


We have audited the accompanying statement of assets and liabilities of the Unified Series Trust (the "Trust") (comprised of the Ariston Convertible Securities Fund, Auxier Focus Fund, Corbin Small-Cap Value Fund, GJMB Growth Fund, GLOBALT Growth Fund, Marathon Value Portfolio, RiverGuide Fund, StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund, together referred to as the "Funds") as of December 23, 2002. This financial statement is the responsibility of management of the Trust. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of December 23, 2002, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Funds, constituting the Trust, as of December 23, 2002, in conformity with accounting principles generally accepted in the United States of America.



                                                        /s/
                                           Crowe, Chizek and Company LLP


Indianapolis, Indiana
December 30, 2002

                                                WHERE THE GROWTH IS


                                                Globalt Growth Fund

                                                    PROSPECTUS


                                                 December __, 2002



INVESTMENT OBJECTIVE:
Provide long term growth of capital





3060 Peachtree Road, N.W.
One Buckhead Plaza, Suite 225
Atlanta, Georgia 30305
www.globalt.com
877-Buy-GROWX (877-289-4769)


















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                 TABLE OF CONTENTS

                                                                           PAGE

RISK/RETURN

SUMMARY.........................................................................

FEES AND EXPENSES OF INVESTING IN THE FUND......................................

HOW TO BUYSHARES................................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSETVALUE.................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUND..........................................................

FINANCIAL HIGHLIGHTS............................................................

PRIVACY POLICY..................................................................

FOR MORE INFORMATION............................................................

                               RISK/RETURN SUMMARY

Investment Objective

      The investment objective of the GLOBALT Growth Fund is to provide long term growth of capital.

Principal Strategies

The Fund invests primarily in common stocks of larger capitalization U.S. companies (those with market capitalizations of $3 billion or more). The Fund's investment adviser, GLOBALT, Inc., selects investments that it believes offer superior growth potential. The adviser uses a disciplined process based on certain fundamental and technical standards of selection. These standards may include:

o    Positive trends in stock analysts' estimates,
o    Quarterly earnings that exceed consensus forecast by Wall Street analysts,
o    Low price-to-value ratios, and
o Superior long term growth rate potential as determined by such factors as recent company earnings analysis, cyclical outlook, industry analysis and specific company competitive advantages.

The adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of economic sectors, industries and companies.

The adviser's strategy focuses on trends in the global economy while following its disciplined process to construct a portfolio that, in the adviser's opinion, consists of superior growth companies. As the Fund will primarily invest in growth oriented stocks, it is expected that the Fund will generate a total return that is predominantly derived from long term capital appreciation. Although current income in the form of dividends is also expected, income is incidental to the Fund's principal strategies.

The Fund may purchase put options and sell covered call options on common stocks, in an effort to capture gains from a decline in those securities and as a hedge against adverse market conditions. The adviser may use the purchase of call options or sale of covered put options as additional tools for participating in upward price movements. The adviser will engage in active trading of the Fund's portfolio securities as a result of its overall strategy, the effects of which are described below under "Portfolio Turnover Risk."

The Fund may sell a security when the adviser believes that a company's financial and/or competitive position is deteriorating, the company's score in the adviser's research process worsens, or the adviser identifies a better investment opportunity.

Principal Risks of Investing in the Fund

o Management Risk. The strategy used by the Fund's adviser may fail to produce the intended results.
o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o Foreign Operations Risk. Because the companies in which the Fund invests depend heavily on foreign sales, any serious foreign economic or political problems, or significant fluctuations in currency exchange rates, could have a negative impact on the Fund.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.
o Option Risks. The Fund may terminate an option it has purchased by selling it, allowing it to expire, or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid (plus related transaction costs). When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying stock beyond the exercise price (plus the premium received). When the Fund sells put options the Fund receives the option premium, but will lose money if a decrease in the value of the underlying stock causes the Fund's costs to cover its obligations upon exercise to increase to a level higher than the option premium the Fund received. The Fund may also terminate a position in an option it has sold by buying it back in the open market prior to expiration. The Fund will lose money if the cost to buy back the option position is higher than the premiums originally received, due to a rise in the price of the underlying stock, in the case of calls, or a decline in the price of the underlying stock, in the case of puts. Increases in the volatility of the underlying stock can also cause the price of the options to increase, thus increasing the Fund's cost to cover its obligations.
o Portfolio Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for You?

      The Fund may be suitable for:
o Long term investors seeking a fund with a growth investment strategy
o Investors willing to accept price fluctuations in their investment
o Investors who can tolerate the greater risks associated with common stock investments

General

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed

      The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. On January 3, 2003, the Fund acquired the assets and liabilities of the GLOBALT Growth Fund, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. The table shows how the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

                                 [CHART OMITTED]

1996 - 19.99%, 1997 - 28.67%, 1998 - 25.84%, 1999 - 27.15%, 2000 - (17.09%)
2001 - (15.77%)


      *The Fund's year-to-date return as of September 30, 2002 was -31.92%.


      During the period shown, the highest return for a quarter was 23.26% (4th quarter, 1999); and the lowest return was -18.95% (3rd quarter, 2001).

                                           AVERAGE ANNUAL TOTAL RETURNS
                                     (for the periods ended December 31, 2001)


                                                                                                        Since Inception
                                                                                                           (December 1, 1995)
                                                                        1 Year             5 Years
                                                                        ------             -------
The Fund
     Return Before Taxes                                                -15.77%            7.53%              10.48%
     Return After Taxes on Distributions(1)                             -15.77%            6.22%               9.32%
     Return After Taxes on Distributions and Sale of Fund
     Shares(1)                                                           -9.61%            6.34%               8.82%
S&P 500 Index (reflects no deductions for fees,
      expenses and taxes)                                               -11.88%           10.70%              12.75%

(1) After-tax returns are
calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                    FEES AND EXPENSES OF INVESTING IN THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .........................NONE
Maximum Deferred Sales Charge (Load)......................................NONE
Redemption Fee1...........................................................NONE
Exchange Fee..............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...........................................................1.17%
Distribution (12b-1) Fees..................................................NONE
Other Expenses............................................................0.15%
Total Annual Fund Operating Expenses......................................1.32%
Expense Reimbursement2....................................................0.15%
Net Expenses..............................................................1.17%

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.


2 The Fund's adviser has contractually agreed through February 28, 2005 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses excluding brokerage costs, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes and extraordinary expenses) at 1.17% of the average daily net assets for that period.


Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first three years), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

               1 year           3 years           5 years           10 years
               ------           --------          -------           --------
                $123              $383              $662             $1,459

                                HOW TO BUY SHARES

      The minimum initial investment in the Fund is $25,000 and minimum subsequent investments are $5,000. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums may apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase


      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form which accompanies this Prospectus; and
o a check (subject to the minimum amounts) made payable to the Fund.
o Mail the application and check to:


U.S. Mail:                              Overnight:
GLOBALT Growth Fund                     GLOBALT Growth Fund
c/o Unified Fund Services,  Inc.        c/o  Unified  Fund  Services,  Inc.
P.O.  Box 6110                          431  North Pennsylvania Street
Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at (877) 289-4769 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


      Huntington National Bank
      ABA #0440-0002-4
      Attn: GLOBALT Growth Fund
      Account Name _________________(write in shareholder name)
      For the Account # _______________(write in account number)
      D.D.A.# 01892204615


      You must provide a signed application to Unified Fund Services Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

         -your name                 -the name of your account(s)
         -your account number(s)    -a check made payable to GLOBALT Growth Fund


Checks should be sent to the GLOBALT Growth Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100] or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

       The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.

                              HOW TO REDEEM SHARES


      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.


      By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:                              Overnight:
GLOBALT Growth Fund                     GLOBALT Growth Fund
c/o Unified Fund Services,  Inc.        c/o  Unified  Fund  Services,  Inc.
P.O.  Box 6110                          431  North Pennsylvania Street
Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204


      Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-877-289-4769 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


      By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (877) 289-4769. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


      Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (877) 289-4769. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.


      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value according to procedures approved by the Board of Trustees.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

      Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                                          Tax Status

Income dividends                                             Ordinary income rate

Short-term capital gain distributions                        Ordinary income rate

Long-term capital gain distributions                         Capital gains rate
                                                             - maximum 20% on
                                                             Non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             capital gain
                                                             distributions
                                                             relating to assets
                                                             held more than five
                                                             years are taxable
                                                             at even lower
                                                             capital gains rates

Sales of shares
(including redemptions) owned                                Long-term capital gains or losses
more than one year                                           (capital gains rate - maximum 20% on
                                                             non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             shares owned more
                                                             than five years are
                                                             subject to even
                                                             lower capital gains
                                                             rates)

Sales of shares
(including redemptions) owned                                Gains are taxed at the same rate
for one year or less                                         as ordinary income; losses are subject
                                                             to special rules

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND


      GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, serves as investment adviser to the Fund. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. During the fiscal year ended October 31, 2002, the Fund's predecessor paid the adviser a fee equal to 1.17 % of its average daily net assets.

      The investment decisions for the Fund are made by a committee of the adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio.

      The Fund's adviser pays all of the operating expenses of the Fund except brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the financial performance of the Fund's predecessor since its inception. Certain information reflects financial results for a single share of the predecessor fund. Total return represents the rate you would have earned (or lost) on an investment in the predecessor fund, assuming reinvestment of all dividends and distributions. The information for the six months ended April 30, 2002 is unaudited. The information for the fiscal years ended October 31, 1997 through 2001 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the predecessor fund's financial statements, are included in the predecessor fund's annual report, which is available from the Fund upon request.

                                                                                Years ended October 31,
                                         -------------------------------------------------------------------------------------------
                                         ----------------  -------------  ------------  --------------  ------------  --------------
                                          Period ended          2001          2000           1999           1998              1997
                                          Apr. 30, 2002(c)
                                           (Unaudited)
                                         ----------------  -------------  ------------  --------------  ------------  --------------
Selected Per Share Data
Net asset value, beginning of year       $         12.17   $      20.72   $     19.53   $       16.14   $     15.66   $      12.48
                                         ----------------  -------------  ------------  --------------  ------------  --------------
Income from investment operations:
   Net investment income (loss)                   (0.03)          (0.07)       (0.09)          (0.05)          0.02           0.01
   Net realized and unrealized gain
  (loss)                                          (0.16)          (6.33)        2.23            4.27           1.86           3.34
                                         ----------------  -------------  ------------  --------------  ------------  --------------
Total from investment operations                  (0.19)          (6.40)        2.14            4.22           1.88           3.35
                                         ----------------  -------------  ------------  --------------  ------------  --------------

   From net investment income                       0.00           0.00         0.00           (0.02)         (0.01)          0.00
   From net realized gain                           0.00          (2.15)       (0.95)          (0.81)         (1.39)         (0.17)
                                         ----------------  -------------  ------------  --------------  ------------  --------------
Total distributions                                 0.00          (2.15)       (0.95)          (0.83)         (1.40)         (0.17)
                                         ----------------  ------------- ------------   --------------  ------------  --------------
Net asset value, end of year             $         11.98   $      12.17  $     20.72   $       19.53   $      16.14   $      15.66
                                         ================  ============= ============  ==============  =============  ==============

Total Return                                       (1.56)%(b)    (32.87)%      10.78%          26.67%         13.28%          27.15%

Ratios and Supplemental Data
Net assets, end of period (000)                  $11,503        $12,946       $21,110         $16,934         $11,709         $8,003
Ratio of expenses to average net assets            1.18%(a)       1.30%         1.18%           1.17%           1.17%          1.17%
Ratio of expenses to average net
  assets before reimbursement                      1.20%(a)       1.32%         1.18%           1.18%           1.19%          1.19%
Ratio of net investment income (loss)
to average net assets                             (0.50)%(a)     (0.44)%       (0.45)%         (0.27%)          0.14%          0.06%
Ratio of net investment income (loss)
  to average net assets before
  reimbursement                                  (0.52)%  (a)    (0.46)%       (0.45)%         (0.28)%          0.12%          0.04%
Portfolio turnover rate                           93.27%        244.82%       159.09%         120.46%          83.78%        110.01%
(a) Annualized.
(b) For periods of less than a full year, total return is not annualized.
(c) For the period November 1, 2001 to April 30, 2002.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Shareholder reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at 877-Buy-Growx (877-289-4769) to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.























Investment Company Act #811-21237

                               GLOBALT GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                December___, 2002

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of GLOBALT Growth Fund dated December___, 2002. This SAI incorporates by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2002 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 N. Pennsylvania St., Indianapolis, IN 46204, or by calling 1-877-BUY-GROWX (877-289-4769).


                                TABLE OF CONTENTS
                                                                           PAGE
DESCRIPTION OF THE TRUST AND FUND..............................................
---------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........
---------------------------------------------------------------------

INVESTMENT LIMITATIONS.........................................................
----------------------

THE INVESTMENT ADVISER.........................................................
----------------------

TRUSTEES AND OFFICERS..........................................................
---------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................
------------------------------------

DETERMINATION OF SHARE PRICE...................................................
----------------------------

INVESTMENT PERFORMANCE.........................................................
----------------------

ADDITIONAL TAX INFORMATION.....................................................
--------------------------

STATUS AND TAXATION OF THE FUND................................................
-------------------------------

CUSTODIAN......................................................................
---------

FUND SERVICES..................................................................
-------------

ACCOUNTANTS....................................................................
-----------

DISTRIBUTOR....................................................................
-----------

FINANCIAL STATEMENTS...........................................................
--------------------

DESCRIPTION OF THE TRUST AND FUND


       GLOBALT Growth Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on _____________, 2002.

       On January 3, 2003, the Fund acquired all of the assets and liabilities of the GLOBALT Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization.


      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


      As of December 10, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Predecessor Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA, 19.69%; Glidden Foundation, 3495 Piedmont Road, Suite 525, Atlanta, GA 30305, 9.37%; NBC Securities, 1927 First Avenue North, Birmingham, AL 35203, 7.94%; Samuel E. Allen, c/o GLOBALT, Inc., 3060 Peachtree Road, NW, Suite 225, Atlanta, GA 30305
- 6.53% (includes 7.97% owned by GLOBALT, Inc. 401(k) Profit Sharing Plan); National Financial Services Corp, P.O. Box 3908, Church Street Station, New York, NY 10007-3908, 6.39%; Brenda M. Hackney, 2 Office Park Cir., Suite #1, Birmingham, AL 35223 - 5.90%

      As of December 10, 2002, the officers and trustees as a group owned less than one percent (1%) of the Predecessor Fund.


      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus and this Statement of Additional Information.


         The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.



ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

      A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants, or convertible preferred stocks.

      B. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser (subject to review by the Board of Trustees) to be creditworthy. The adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

      C. Other Investment Companies. The Fund is permitted to invest in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

      D. Fixed Income Securities. The Fund may temporarily invest in short term fixed income securities. The Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

      E. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

         (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

         (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      F. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market.

      Options on securities which the Fund sells (writes) will be "covered." The sale of a call option will be covered either 1) by owning the underlying security or ( for an option on a stock index) by holding a portfolio of securities substantially replicating the movement of the index, 2) by segregating with the Custodian high quality liquid debt obligations equal to the current market price of the security or index, marked to market daily, 3) by owning another call option on the same underlying security or index with the same or a later expiration date and the same or a lower strike price, or 4) by owning another call option on the same underlying security or index with the same or a later expiration date and a higher strike price in addition to segregating with the Custodian high quality liquid debt obligations equal to the difference between the strike price of the sold call and the strike price of the purchased call. The sale of a put option will be covered either 1) by segregating with the Custodian high quality liquid debt obligations equal to the amount necessary to purchase the underlying security if exercised, marked to market daily, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to segregating with the Custodian high quality liquid debt obligations equal to the difference between the strike price of the sold put and the strike price of the purchased put. When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

      The Fund may also engage in multiple option transactions involving the same underlying stock or index. Generally, the adviser would use a multiple option strategy only in special situations to reduce the cost of the hedge or to enhance the Fund's return. In such cases, each option sold by the Fund will be covered as described in the preceding paragraph.

      The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price, in which case the Fund may be required to purchase the security at a higher price than the market price of the security. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price. Further, the total premium paid for any option may be lost if the Fund does not exercise the option, or in the case of over-the-counter options, the writer does not perform its obligations.

      G. Loans of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the adviser in response to requests of broker-dealers or institutional investors which the adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

      3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment
Limitations-Fundamental" above).

      i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      ii.Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

      iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      iv. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

      v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

      vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

      vii. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER

     The Adviser is GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"). Synovus Financial Corp. ("Synovus") may be deemed to be a controlling person of the Adviser due to its ownership of 100% of the outstanding shares of the Adviser. Synovus is a financial services company.


     Under the terms of the management agreement ("Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund (including organizational expenses) except brokerage costs, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short), fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. For the fiscal years ended October 31, 2000, 2001 and 2002, the Predecessor Fund paid advisory fees of $238,783, $195,586 and $126,084, respectively. The Adviser has contractually agreed through February 28, 2005 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses at (excluding brokerage costs, borrowing costs ( such as (a) interest and (b) dividend expenses on securities sold short), taxes and extraordinary expenses) at 1.17% of the average daily net assets for that period.

         The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

         The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Adviser provide the Board with copies of the Adviser's most recent financial statements, a description of the Adviser's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

         At the meeting, counsel to the Trust reviewed the universal fee proposed to be paid to the Adviser. Counsel stated that the Adviser has agreed to pay all fees and expenses of the Fund to the extent necessary to maintain the Fund's total annual operating expenses (except brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.17% of its average annual daily net assets through February 28, 2005. The Adviser provided information on expense ratios for comparable funds, which ranged from 1.49% to 0.75%. The Trustees reviewed the Predecessor Fund's performance for the one year and three years ended November 30, 2002. Mr. Hippenstiel stated that the Predecessor Fund's one-year performance return, which was below the one-year return for the S&P 500, may have been due to its focus on large-cap multi-national companies. He stated that the Predecessor Fund had a long-term history with the Adviser and had not experienced any problems.



     As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

      The Adviser retains the right to use the name "GLOBALT" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "GLOBALT" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

      The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

      The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.



-------------------------------------- ----------------------------------- -------------------- ---------------------
                                                                           Term of Office and   Number of Portfolios
        Name, Age and Address                   Position(s) Held                Length of         in Fund Complex(1)
                                               with Fund Complex(1)              Time Served          Overseen by
                                                                                                      Trustee
-------------------------------------- ----------------------------------- -------------------- ---------------------
-------------------------------------- ----------------------------------- -------------------- ---------------------
Gary E. Hippenstiel                                 Trustee                Since Inception of            30
600 Jefferson Street                                                            the Trust
Suite 350
Houston, TX  77002
Year of Birth:  1947
-------------------------------------- ----------------------------------- -------------------- ---------------------
-------------------------------------------------------------------------- ------------------------------------------
                Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------------------------------------------- ------------------------------------------
Trustee, AmeriPrime Advisors Trust, July 2002 to present; Trustee,                              None
AmeriPrime Funds since 1995; Director, Vice President and Chief Investment
Officer of Legacy Trust Company since 1992; President and Director of Heritage
Trust Company from 1994-1996; Vice President and Manager of Investments of
Kanaly Trust Company from 1988 to 1992.
-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------- ----------------------------------- -------------------- ---------------------
                                                                                Length of       Number of Portfolios
        Name, Age and Address                   Position(s) Held               Time Served        in Fund Complex(1)
                                               with Fund Complex(1)                               Overseen by Trustee
-------------------------------------- ----------------------------------- -------------------- ---------------------
-------------------------------------- ----------------------------------- -------------------- ---------------------
Stephen A. Little                                   Trustee                Since Inception of            30
3647 Totem Lane                                                                 the Trust
Indianapolis, IN 46208
Year of Birth: 1946
-------------------------------------- ----------------------------------- -------------------- ---------------------
-------------------------------------------------------------------------- ------------------------------------------
                Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------------------------------------------- ------------------------------------------
President and founder,  The Rose, Inc., a registered  investment advisor,                    None
since 1992.
-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------- ----------------------------------- -------------------- ---------------------
                                                                                Length of       Number of Portfolios
                                                Position(s) Held               Time Served        in Fund Complex(1)
        Name, Age and Address                  with Fund Complex(1)                               Overseen by Trustee
-------------------------------------- ----------------------------------- -------------------- ---------------------
-------------------------------------- ----------------------------------- -------------------- ---------------------
Daniel Condon                                       Trustee                Since Inception of            30
2385 The Woods Lane                                                             the Trust
Lexington, KY 40502
Year of Birth: 1950
-------------------------------------- ----------------------------------- -------------------- ---------------------
-------------------------------------------------------------------------- ------------------------------------------
                Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
-------------------------------------------------------------------------- ------------------------------------------
-------------------------------------------------------------------------- ------------------------------------------
Vice President and General Manager, International Crankshaft Inc., an                           None
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 - 2000.

-------------------------------------------------------------------------- ------------------------------------------
(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

         The Trust's Valuation Committee consists of Messrs. Ashburn,
Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee was recently established and held no meetings during the year ended
December 31, 2002.

         The Trust's audit committee consists of Mr. Little, Mr. Condon, and Mr.
Hippenstiel. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers;
overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended December 31, 2002
         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


--------------------------------------- --------------------------------- -------------------- ----------------------
                                                                          Term of Office and   Number of Portfolios
        Name, Age and Address                   Position(s) Held               Length of         in Fund Complex(1)
                                               with Fund Complex(1)             Time Served       Overseen by Trustee
--------------------------------------- --------------------------------- -------------------- ----------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
Timothy L.  Ashburn(2)                      Chairman, President and       Since Inception of            30
1104 Buttonwood Court                              Secretary                   the Trust
Lexington, KY  40515

Year of Birth: 1950
--------------------------------------- --------------------------------- -------------------- ----------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Chairman  of  Unified  Financial  Services,  Inc.  since  1989 and Chief   Director of Unified Financial Services,
Executive  Officer  from 1989 to 1992 and 1994 to present;  President of               Inc. since 1989
Unified Financial Services from November 1997 to April 2000.

------------------------------------------------------------------------- -------------------------------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
                                                                          Term of Office and   Number of Portfolios
                                                Position(s) Held               Length of         in Fund Complex(1)
        Name, Age and Address                  with Fund Complex(1)           Time Served       Overseen by Trustee
--------------------------------------- --------------------------------- -------------------- ----------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
Ronald C. Tritschler(3)                             Trustee               Since Inception of            30
2361 Old Hickory Lane                                                          the Trust
Lexington, KY 40515
Year of Birth: 1952
--------------------------------------- --------------------------------- -------------------- ----------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee or
                                                                                           Nominee
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Chief Executive Officer and legal counsel for The Webb Companies, a                             None
national real estate company, from 2001 to present; Executive Vice President and
Director from 1990 to 2000; Director, The Lexington Bank, from 1998 to present.
------------------------------------------------------------------------- -------------------------------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
                                                                          Term of Office and   Number of Portfolios
        Name, Age and Address                   Position(s) Held               Length of         in Fund Complex(1)
                                               with Fund Complex(1)             Time Served       Overseen by Trustee
--------------------------------------- --------------------------------- -------------------- ----------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
Thomas G. Napurano                        Chief Financial Officer and     Since Inception of            N/A
2424 Harrodsburg Road                              Treasurer                   the Trust
Lexington, KY  40503
Year of Birth: 1941
--------------------------------------- --------------------------------- -------------------- ----------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                           Other Directorships Held
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Chief  Financial   Officer  and  Executive  Vice  President  of  Unified                     None
Financial  Services,  the  Trust's  administrator;  member  the board of directors of Unified Financial Services from 1989 to March 2002

------------------------------------------------------------------------- -------------------------------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
                                                                          Term of Office and   Number of Portfolios
        Name, Age and Address                   Position(s) Held               Length of         in Fund Complex(1)
                                               with Fund Complex(1)             Time Served       Overseen by Trustee
--------------------------------------- --------------------------------- -------------------- ----------------------
--------------------------------------- --------------------------------- -------------------- ----------------------
Carol Highsmith                                 Asst. Secretary           Since Inception of            N/A
431 N. Pennsylvania St.                                                        the Trust
Indianapolis, IN 46204
Year of Birth:  1964
--------------------------------------- --------------------------------- -------------------- ----------------------
------------------------------------------------------------------------- -------------------------------------------
               Principal Occupations During Past 5 Years                           Other Directorships Held
------------------------------------------------------------------------- -------------------------------------------
------------------------------------------------------------------------- -------------------------------------------
Employed by Unified  Fund  Services,  Inc.  (November  1994 to present);                     None
Vice President and Asst.  Secretary of Lindbergh Funds; Asst.  Secretary
of  AmeriPrime  Funds and  AmeriPrime  Advisors  Trust  (October 2002 to
present).

------------------------------------------------------------------------- -------------------------------------------

(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.
(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.
(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

         The following table provides information regarding shares of the Predecessor Fund and other portfolios of the Fund Complex owned by each Trustee as of October 31, 2002.

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                 All Funds Within the Fund Complex(1)
                Trustee                    Dollar Range of Predecessor Fund
                                                        Shares
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Gary E. Hippenstiel                                      None                                $1-$10,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Timothy L. Ashburn                                       None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Tritschler                                        None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Stephen Little                                           None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Daniel Condon                                            None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
(1) As of October 21, 2002, the terms "Fund Complex" refers to AmeriPrime Funds,
AmeriPrime Advisors Trust and the Trust.

      The Trust has not yet completed its first full fiscal year. An estimate of the compensation to be paid to the Trustees of the Trust for the fiscal year ended October 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays its pro rata share of expenses based on the number of series in the Trust.


================================= ==================== ===================== =================== ======================
                                                        Pension or
                                                       Retirement Benefits    Estimated Annual    Total Compensation
                                       Aggregate        Accrued As Part of     Benefits Upon      from Trust and Fund
                                     Compensation         Fund Expenses          Retirement             Complex
                                      from Trust*
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Gary E. Hippenstiel, Trustee            $6,667                  $0                   $0                 $20,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Timothy L. Ashburn, Chairman,           $3,667                  $0                   $0                 $11,000
President and Secretary
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Ronald C. Tritschler, Trustee           $3,667                  $0                   $0                 $11,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Stephen A. Little, Trustee              $4,333                  $0                   $0                 $13,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Daniel Condon, Trustee                  $4,333                  $0                   $0                 $13,000

--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Thomas G. Napurano, CFO and             $3,333                  $0                   $0                $10,000_
Treasurer
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Carol J. Highsmith, Assistant            $667                   $0                   $0                 $2,000
Secretary
================================= ==================== ===================== =================== ======================



PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Predecessor Fund directed to brokers $39,984,745 of brokerage transactions (on which commissions were $49,983) during the fiscal year ended October 31, 2002.


      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      To the extent that the Fund and another of the Adviser's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


      For the fiscal years ended October 31, 2000, 2001 and 2002, the Predecessor Fund paid brokerage commissions of $46,267, $80,854 and $48,971, respectively.


      The Trust, the Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE


      The price (net asset value) of the shares of the Fund is determined at the close of trading (4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


Redemption In-Kind

      The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

ADDITIONAL TAX INFORMATION

          The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

          The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of October 31, 2002, the Fund had capital loss carryforwards of $2,379,244, which will expire on October 31, 2009.



INVESTMENT PERFORMANCE

      The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

         "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

      The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.


         The following table provides information regarding the GLOBALT Growth Fund's performance (for the periods ended October 31, 2002).

----------------------------------------------------------------------------------------------------------------------
                                                 GLOBALT GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- -------------------------- --------------------------
                                                                          1 Year                 Since Inception
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return                                               -21.77%                     4.14%
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions
                                                                          -21.77%                     3.18%
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                               -13.26%                     3.75%
---------------------------------------------------------------- -------------------------- --------------------------


      The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, or the Russell 1000 Growth Index.


      In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

Status and Taxation of the Fund

         The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
o    Diversify its investments in securities  within certain  statutory  limits;
     and
o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

      Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Timothy L. Ashburn, a Trustee, and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.25 per shareholder (subject to a minimum monthly fee of $1250 per Fund) for these transfer agency services.


       In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). Unified began providing accounting services to the Predecessor Fund on November 1, 1998. For the fiscal years ended October 31, 2000, 2001 and 2002, Unified received $23,000, $27,640 and $23,688, respectively, from the Adviser on behalf of the Predecessor Fund for these accounting services.

      Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 2000, 2001 and 2002, Unified received $30,000, $29,837 and $31,179, respectively, from the Adviser on behalf of the Predecessor Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc., which merged with Unified on that date).

ACCOUNTANTS

      The firm of Crowe Chizek & Co., LLP, 3815 River Crossing Parkway, Indianapolis, IN, 46240-0977, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2003. Crowe Chizek performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

      Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy Ashburn, (a Trustee of the Trust), and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of The Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. Timothy Ashburn and Thomas Napurano, officers of the Trust are officers of Unified Financial Services, Inc. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Predecessor Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2002 . You can obtain the Annual Report without charge upon written request or request by telephone. The
Trust's seed capital financial statements and independent auditor's report are included in this statement of additional information.


-------------------------------------------------------------------------------------------------------------------

                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                           Ariston Convertible       Auxier          Corbin Small-Cap            GJMB           GLOBALT
                             Securities Fund       Focus Fund          Value Fund            Growth Fund      Growth Fund

ASSETS

  Cash in bank              $           0         $       50,000     $           0           $         0        $        0
                            --------------        --------------     -------------          -------------      ------------

  Total assets              $           0         $       50,000     $           0           $         0        $        0
                            =============         ==============     =============          =============      ============


LIABILITIES

  Liabilities               $           0         $           0      $           0           $         0       $         0
                            -------------         --------------     -------------          -------------      ------------

 Total liabilities$         $           0         $           0      $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


COMPONENTS OF NET ASSETS
 Capital Paid In            $           0         $       50,000     $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value     n/a                 4,672.90             n/a                    n/a                 n/a


Net Asset Value Per Share        n/a              $     10.70             n/a                    n/a                 n/a




-------------------------------------------------------------------------------------------------------------------
                                  (Continued)
                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                            Marathon Value        RiverGuide             StoneRidge             StoneRidge      StoneRidge Small Cap
                               Portfolio             Fund                Equity Fund             Bond Fund           Growth Fund
ASSETS

     Cash in bank             $         0          $       0          $           0           $     50,000          $          0
                              ------------       ------------          -------------          ------------          ------------

     Total assets             $         0         $        0           $           0          $     50,000          $          0
                              ============       ============          =============          ============          ============


LIABILITIES

     Liabilities              $         0        $          0          $           0          $          0          $          0
                              ------------       ------------          -------------          ------------          ------------

    Total liabilities         $         0        $          0          $           0          $          0          $          0
                              ============       ============          =============          ============          ============


COMPONENTS OF NET ASSETS
     Capital Paid In          $         0        $          0          $           0          $     50,000          $          0
                             =============       ============          =============          ============          ============

OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value      n/a                n/a                   n/a                  4,849.66                n/a


Net Asset Value Per Share         n/a                n/a                   n/a                 $   10.31                n/a







See accompanying notes to financial statement.
-------------------------------------------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Unified Series Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio on October 17, 2002. The Declaration of Trust dated October 14, 2002 provides for an unlimited number of authorized shares of beneficial interest without par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of ten series of shares for the Ariston Convertible Securities Fund, the Auxier Focus Fund, the Corbin Small-Cap Value Fund, the GJMB Growth Fund, the GLOBALT Growth Fund, the Marathon Value Portfolio, the RiverGuide Fund, the StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund (together referred to as the "Funds").

The investment objective of the Ariston Convertible Securities Fund is total return. The investment objective of the Auxier Focus Fund is long-term capital appreciation. The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation through common stocks of small capitalization companies. The investment objective of the non-diversified GJMB Growth Fund is long-term capital appreciation. The investment objective of the GLOBALT Growth Fund is long-term growth of capital. The investment objective of the Marathon Value Portfolio is long-term capital appreciation. The investment objective of the non-diversified RiverGuide Fund is capital appreciation. The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term. The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital. The investment objective of the StoneRidge Small Cap Growth Fund is capital growth over the long term.

The Funds use an independent custodian. No transactions other than those relating to organizational matters and the sale to Unified Fund Services, Inc. of 4,672.90 shares of the Auxier Focus Fund and 4,849.66 shares of the StoneRidge Bond Fund have taken place to date.


NOTE 2 - MANAGEMENT AGREEMENT

The Funds' advisors are as follows:

Fund                                    Advisor

Ariston Convertible Securities Fund     Ariston Capital Management Corporation
Auxier Focus Fund                       Auxier Asset Management, LLC
Corbin Small Cap Value Fund             Corbin & Company
GJMB Growth Fund                        Gamble, Jones, Morphy & Bent
GLOBALT Growth Fund                     GLOBALT, Inc.
Marathon Value Portfolio                Spectrum Advisory Services, Inc.
RiverGuide Fund                         Bates Total Asset Management
StoneRidge Equity Fund                  StoneRidge Investment Partners, LLC
StoneRidge Bond Fund                    StoneRidge Investment Partners, LLC
StoneRidge Small Cap Growth Fund        StoneRidge Investment Partners, LLC

All of the investment advisors are registered as investment advisers under the Investment Advisers Act of 1940, as amended. Fees are paid monthly, and percentages are calculated on the basis of that month's average value of daily net assets. The fee paid to each Fund's advisor is as follows:

Ariston Convertible Securities Fund    2.25% minus the 12b-1 expenses and fees
                                       and expenses of the non-interested
                                       person trustees incurred by the Fund
Auxier Focus Fund                      1.35%
Corbin Small Cap Value Fund            1.25%
GJMB Growth Fund                       1.20%
GLOBALT Growth Fund                    1.17%
Marathon Value Portfolio               1.25%
RiverGuide Fund                        2.25%
StoneRidge Equity Fund                 0.60%
StoneRidge Small Cap Growth Fund       1.00%
StoneRidge Bond Fund                   0.40%



NOTE 3 - AGREEMENTS AND RELATED PARTY TRANSACTIONS

Unified Fund Services, Inc. ("Unified") acts as the fund administrator for all of the Funds. Unified also acts as the transfer agent and fund accountant for all of the Funds. Unified Financial Securities, Inc. (the "Distributor") is the exclusive agent for distribution of shares of each Fund. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor) and may be deemed to be affiliates of the Distributor.

For its administrative services, Unified receives a fee of 0.10% of a Fund's average daily net assets under $50 million; 0.07% from $50 to $100 million; 0.05% from $100 to $150 million; and 0.03% above $150 million. There is a minimum monthly administrative fee of $2,500 per Fund.

As transfer agent, Unified receives a monthly fee of $1.25 per shareholder, subject to a minimum monthly fee of $1,250 per Fund.

As fund accountant, Unified receives a fee of 0.05% of each Fund's average daily net assets under $50 million; 0.04% from $50 to $100 million; 0.03% from $100 to $150 million; and 0.02% above $150 million. There is a minimum monthly accounting fee of $1,667 per Fund.

As of December 23, 2002, all of the outstanding shares of the Auxier Focus Fund and the StoneRidge Bond Fund were owned by Unified. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the Investment Company Act of 1940, as amended) of that Fund.

NOTE 4 - CAPITAL SHARES AND DISTRIBUTION

At December 23, 2002, an unlimited number of shares were authorized and paid in capital amounted to $50,000 for the Auxier Focus Fund and $50,000 for the StoneRidge Bond Fund.

Transactions in capital shares were as follows:

Shares Sold:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Redeemed:
           Auxier Focus Fund                                           -
           StoneRidge Bond Fund                                        -

Net Increase:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Outstanding:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

There was no activity in any other funds for the periods indicated.


NOTE 5 - ORGANIZATION COSTS

Unified Fund Services, Inc. will pay all organization costs incurred in establishing the Trust. The Funds are under no obligation to reimburse these organization costs.

NOTE 6 - FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, no provision for income tax is required.

Shareholders and Board of Trustees
Unified Series Trust


We have audited the accompanying statement of assets and liabilities of the Unified Series Trust (the "Trust") (comprised of the Ariston Convertible Securities Fund, Auxier Focus Fund, Corbin Small-Cap Value Fund, GJMB Growth Fund, GLOBALT Growth Fund, Marathon Value Portfolio, RiverGuide Fund, StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund, together referred to as the "Funds") as of December 23, 2002. This financial statement is the responsibility of management of the Trust. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of December 23, 2002, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Funds, constituting the Trust, as of December 23, 2002, in conformity with accounting principles generally accepted in the United States of America.



                                                        /s/
                                           Crowe, Chizek and Company LLP


Indianapolis, Indiana
December 30, 2002

                            Marathon Value Portfolio

                                   PROSPECTUS


                                December __, 2002



INVESTMENT OBJECTIVE:
Long-term capital appreciation





1050 Crown Pointe Parkway, Suite 950
Atlanta, GA 30338
(800) 788-6086
www.marathonvalue.com




























      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




                                                  TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY.............................................................

FEES AND EXPENSES OF INVESTING IN THE FUND......................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUND..........................................................

FINANCIAL HIGHLIGHTS............................................................

PRIVACY POLICY..................................................................

FOR MORE INFORMATION..................................................BACK COVER

                                                            Ticker Symbol: MVPFX

                               RISK/RETURN SUMMARY


Investment Objective


     The investment objective of the Marathon Value Portfolio (the "Fund") is to provide shareholders with long term capital appreciation in a well-diversified portfolio. The Fund will measure its performance against the Standard & Poor's 500 Index(R). If will benchmark both relative performance and volatility against that measure.



Principal Strategies

     The Fund invests primarily in common stocks of U.S. companies that the Fund's advisor believes are undervalued. Undervalued stocks are typically viewed as out-of-favor and have a share price that, in the advisor's opinion, does not reflect the intrinsic value of the company. In valuing a company, the advisor takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company's business. To assess management strength, the advisor looks for characteristics such as a long-term record of success or positive opinions from industry observers. The advisor seeks companies whose businesses possess, in the advisor's opinion, inherent strength based on factors such as superior production or distribution processes, unique products or quality franchises. The Fund may also purchase a company's stock if the advisor's assessment of the private market value of the company (i.e., the price which knowledgeable buyers and sellers would exchange a comparable business) exceeds, by a material amount, the price of the security. The advisor's assessment of private market value is based on reported similar transactions, information in industry publications or from individuals within the industry, or other sources of information.

     The advisor believes its price-driven, value-oriented approach will provide investors with the opportunity for growth, while providing some protection against permanent impairment of capital. The advisor seeks to reduce risk by buying stocks the advisor believes are reasonably priced relative to the company's earnings and sales, by diversifying broadly and by avoiding current market favorites.

     The advisor's decision to purchase a stock (and the size of the position taken) is made without regard to the market capitalization of the company or its weighting in any market index. At any time, the Fund may have a significant portion of the portfolio invested in smaller companies (those with market capitalizations under $2 billion).

     The Fund may sell a security when the advisor believes the price is no longer undervalued relative to the company's earnings and sales, the company's prospects have deteriorated, there has been a change in management, or better investment opportunities are available.

Principal Risks of Investing in the Fund

o Management Risk. The advisor's value-oriented approach may fail to produce the intended results.

o Smaller Company Risk. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

     o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

o Portfolio Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance. o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for You?

      The Fund may be suitable for:

o Long-term investors seeking a fund with a value investment strategy
o Investors who can tolerate the risks associated with common stock investments
o Investors willing to accept the greater market price fluctuations of smaller companies

General

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.


How the Fund has Performed


         The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On January 3, 2003, the Fund acquired the assets and liabilities of the Marathon Value Portfolio, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. The table shows how the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


                                [CHART OMITTED]

                                  2001 - 4.70%



         * The Fund's total return for the fiscal quarter ended September 30, 2002 was -16.74%.


         During the period shown, the highest return for a quarter was 7.74% (4th quarter, 2000); and the lowest return was -5.84% (3rd quarter, 2001).

                                             AVERAGE ANNUAL TOTAL RETURNS
                                      (for the periods ended December 31, 2001)


                                                                                1 Year            Since March 28, 2000*
                                                                                ------            ---------------------
The Fund
     Return Before Taxes                                                        4.70%                     11.67%
     Return After Taxes on Distributions(1)                                     4.24%                     11.22%
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)                                                     2.85%                      9.19%
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)                          -11.89%                    -13.26%

(1)After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


         * The date that the Fund's current advisor began managing the Fund.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee1.............................................................NONE
Exchange Fee................................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees............................................................1.25%
Distribution (12b-1) Fees...................................................NONE
Other Expenses ............................................................0.04%
Total Annual Fund Operating Expenses ......................................1.29%
Expense Reimbursement2.....................................................0.01%
Net Expenses ..............................................................1.28%


1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 The Fund's advisor has contractually agreed through February 28, 2006 to reimburse the Fund for the fees and expenses of the disinterested Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.28% of average daily net assets.


Example:

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first four years) and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

             1 year           3 years           5 years           10 years
             ------           --------          -------           --------
             $134              $418              $728             $1,600


                                HOW TO BUY SHARES

         The minimum initial investment in the Fund is $2,500 and minimum subsequent investments are $100. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the Fund.

      Mail the application and check to:

      U.S. Mail: Marathon Value Portfolio Overnight: Marathon Value Portfolio c/o Unified Fund Services, Inc. c/o Unified Fund Services, Inc. P.O. Box 6110 431 North Pennsylvania Street Indianapolis, Indiana 46206-6110 Indianapolis, Indiana 46204

      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 788-6086 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:



      Huntington National Bank
      ABA #0440-0002-4
      Attn: Marathon Value Portfolio
      Account Name _________________(write in shareholder name)
      For the Account # ______________(write in account number)
      D.D.A.# 01892204628



      You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

  -your name                   -the name of your account(s)
  -your account number(s)      -a check made payable to Marathon Value Portfolio


Checks should be sent to the Marathon Value Portfolio at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.



Automatic Investment Plan


      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information


      The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.


      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES


      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.


     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:  Marathon Value Portfolio  Overnight:  Marathon Value  Portfolio
c/o Unified Fund Services,  Inc.       c/o Unified Fund  Services,  Inc.
P.O. Box 6110                          431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110       Indianapolis, Indiana 46204


      Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-788-6086 if you have questions. At the discretion of the Funds or Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


      By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 788-6086. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


      Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (800) 788-6086. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.


      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

       Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

         Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                                          Tax Status

Income dividends                                           Ordinary income rate

Short-term capital gain distributions                      Ordinary income rate

Long-term                                                    capital gain
                                                             distributions
                                                             Capital gains rate
                                                             - maximum 20% on
                                                             Non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             capital gain
                                                             distributions
                                                             relating to assets
                                                             held more than five
                                                             years are taxable
                                                             at even lower
                                                             capital gains rates

Sales of shares
(including redemptions) owned               Long-term capital gains or losses
more than one year                         (capital gains rate - maximum 20% on
                                                             non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             shares owned more
                                                             than five years are
                                                             subject to even
                                                             lower capital gains
                                                             rates)

Sales of shares
(including redemptions) owned                   Gains are taxed at the same rate
for one year or less                      as ordinary income; losses are subject
                                                             to special rules

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND


      Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 950, Atlanta, GA 30338, WWW.SPECTRUMADVISORY.COM, serves as investment advisor to the Fund. Spectrum has been providing portfolio management services since its founding in 1991 by Marc S. Heilweil. The advisor provides equity and fixed income portfolio management services to a select group of individuals, pension and profit sharing plans, trusts, estates and non-profit organizations and, as of October 31, 2002, managed over $211 million in assets. For the fiscal year ended October 31, 2002, the Fund's predecessor paid the advisor a fee equal to an annual average rate of 1.25% of its average daily net assets.


      Marc S. Heilweil has been primarily responsible for the day-to-day management of the predecessor fund's portfolio since March 28, 2000. He will continue these responsibilities for the Fund. Mr. Heilweil has been President of the advisor since 1991. His principal occupation since 1977 has been that of an investment counselor. Mr. Heilweil manages equity and fixed income portfolios for the advisor's clients.

      The advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the financial performance of the Fund's predecessor since its inception. Certain information reflects financial results for a single share of the predecessor fund. Total return represents the rate you would have earned (or lost) on an investment in the predecessor fund, assuming reinvestment of all dividends and distributions. The information for the six months ended April 30, 2002 is unaudited. The information for the fiscal years ended October 31, 1998 through 2001 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the predecessor fund's financial statements, are included in the predecessor fund's annual report, which is available from the Fund upon request.

                                              Period               Year              Year             Year             Period
                                              ended               ended             ended             ended            ended
                                          Apr. 30, 2002        October 31,       October 31,       October 31,      October 31,
                                           (Unaudited)             2001              2000             1999            1998 (a)
                                        -------------------   ---------------   ---------------  ----------------   -------------
Selected Per Share Data
Net asset value, beginning of period                $10.63            $10.38             $9.23             $8.48          $10.00
                                        -------------------   ---------------   ---------------  ----------------   -------------
Income from investment operations
  Net investment income (loss)                        0.06              0.16              0.08             -0.01            0.02
  Net realized and unrealized gain(loss)              0.34              0.18              1.07              0.78           -1.54
                                        -------------------   ---------------   ---------------  ----------------   -------------
Total from investment operations                      0.40              0.34              1.15              0.77           -1.52
                                        -------------------   ---------------   ---------------  ----------------   -------------
Less distributions
  From net investment income                          0.12             -0.09              0.00             -0.02            0.00
  From realized gain                                  0.00              0.00              0.00              0.00            0.00
  Return of capital                                   0.00              0.00              0.00              0.00            0.00
                                        -------------------   ---------------   ---------------  ----------------   -------------
Net asset value, end of period                      $11.15            $10.63            $10.38             $9.23           $8.48
                                        ===================   ===============   ===============  ================   =============

Total Return                                         6.06%(b)          3.24%             12.46%(d)          9.04%         -15.20%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                     $9,621            $7,294             $3,782            $4,116          $3,259

Ratio of expenses to average net assets              1.28%(e)          1.28%              1.42%(c)          1.48%           1.47%(e)
Ratio of expenses to average net assets
   before reimbursement                              1.29%(e)          1.29%              1.49%             1.51%           1.50%(e)
Ratio of net investment income (loss) to
   average net assets                                1.13%(e)          1.45%              0.85%            -0.07%           0.36%(e)
Ratio of net investment income (loss) to
   average net assets before
reimbursement                                        1.12%(e)          1.45%              0.79%            -0.11%           0.33%(e)
Portfolio turnover
rate                                                17.55%            60.79%            207.02%           140.37%          61.04%(e)


(a)  March 12, 1998 (commencement of operations) to October 31, 1998
(b)  For periods of less than a full year, the total return is not annualized.
(c)  The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.
(d)  Effective March 28, 2000 the Fund obtained a new advisor.  The total return from March 28, 2000 (date of change in advisor) through October 31, 2000 was 11.37%.
(e)  Annualized.

                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at 800-788-6086 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.













Investment Company Act #811-21237

                            MARATHON VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                                December __, 2002

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Marathon Value Portfolio dated December __, 2002. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2001 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 788-6086.


                                TABLE OF CONTENTS

                                                                            PAGE

DESCRIPTION OF THE TRUST AND FUND...............................................
---------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS...........
---------------------------------------------------------------------

INVESTMENT LIMITATIONS..........................................................
----------------------

THE INVESTMENT ADVISOR..........................................................
----------------------

TRUSTEES AND OFFICERS...........................................................
---------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................
------------------------------------

DETERMINATION OF SHARE PRICE....................................................
----------------------------

ADDITIONAL TAX INFORMATION......................................................
--------------------------

INVESTMENT PERFORMANCE..........................................................
----------------------

STATUS AND TAXATION OF THE FUND.................................................
-------------------------------

CUSTODIAN.......................................................................
---------

FUND SERVICES...................................................................
-------------

ACCOUNTANTS.....................................................................
-----------

DISTRIBUTOR.....................................................................
-----------

FINANCIAL STATEMENTS............................................................
--------------------

DESCRIPTION OF THE TRUST AND FUND


      Marathon Value Portfolio (the "Fund") was organized as a series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on December __, 2002.

      On January 3, 2003, the Fund will acquire all of the asset and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the "Predecessor Funds") in a tax-free reorganization.


      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


      As of December 10, 2002, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Predecessor
Fund: Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA
- 65.51%.

      As of December 10, 2002, Schwab may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Predecessor Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

      As of December 10, 2002, the officers and trustees as a group beneficially owned less than one percent of the Predecessor Fund.


      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Share Price" in the Fund's Prospectus and this Statement of Additional Information.


         The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.



ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

      A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants or convertible securities.

      The Fund may invest up to 5% of its assets in foreign equity securities including American Depositary Receipts. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

      The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

      American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

      B. REITs. The Fund may invest up to 15% of its assets in real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

      C. Indexed Securities. The Fund may invest up to 5% of its net assets in purchases of securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

      The performance of indexed securities depends to a great extent on the performance of the security, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

      D. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest up to 5% of its assets in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower rated securities generally responds to short term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

      In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

      The prices for these securities may be affected by legislative and regulatory developments. For example, new federal rules require that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower rated securities. The market for lower rated securities may be less liquid than the market for higher rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher rated securities, and it also may be more difficult during certain adverse market conditions to sell lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

      If the rating of a security by S&P or Moody's drops below B, the advisor will dispose of the security as soon as practicable (depending on market conditions) unless the advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

      E. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the advisor to be creditworthy. The advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

      F. Mortgage-Backed Securities. Mortgage-backed securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA, GNMA and the Federal Home Loan Mortgage Corporation, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. The Fund will only invest in pools of mortgage loans assembled for the sale to investors by agencies or instrumentalities of the U.S. government and will limit their investment to 15% of net assets. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

      The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of each Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

      G. When Issued Securities and Forward Commitments. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if the Fund holds, and maintains until the settlement date in a separate account at the Fund's custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 5% of its total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the advisor deems it appropriate to do so.

      H. STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value. The Fund will not invest more than 5% of its net assets in STRIPS.

      I. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 5% of its net assets in illiquid securities.

      J. Option Transactions. The Fund may write covered call options. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the custodian. The Fund may also buy and write put options on securities and securities indexes provided the Fund's investment (including premiums and potential settlement obligations) does not exceed 5% of its net assets.

      The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

      K. Loans Of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the advisor in response to requests of broker-dealers or institutional investors which the advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

      L. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

      In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will limit its short sales so that no more than 10% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is Non-Fundamental (see Investment Limitations below), and may be changed by the Board of Trustees without the vote of the Fund's shareholders.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

      3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.
      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

      i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

      iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      iv. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

      v. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.



THE INVESTMENT ADVISOR

     The Fund's investment advisor is Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 950, Atlanta, GA 30338 (the "Advisor"). Marc S. Heilweil, President of the Advisor, is the controlling shareholder of the Advisor.


      Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as divided expense on securities sold short and interest), fees and expenses of the non-interested person trustees, extraordinary expenses and Rule 12b-1 expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. Prior to March 28, 2000 Burroughs & Hutchinson, 702 W. Idaho Street, Suite 810, Boise, Idaho 83702 was the Predecessor Fund's investment advisor. For the period March 28, 2000 through October 31, 2000, and for the fiscal years ended October 31, 2001 and October 31, 2002, the Predecessor Fund paid advisory fees to the Advisor of $15,460, $68,353 and $116,276, respectively. The Advisor has contractually agreed through February 28, 2006 to reimburse the Fund for the fees and expenses of the non-interested person trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.28% of average daily net assets.

         The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

         The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Adviser provide the Board with copies of the Adviser's most recent financial statements, a description of the Adviser's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

         At the meeting, counsel to the Trust reviewed the fee proposed to be paid to the Advisor and the Advisor's agreement to reimburse the Fund for the fees and expenses of the Independent Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.28% of its average daily net assets, for a period ending November 28, 2006. The Trustees reviewed the Predecessor Fund's performance for the one year and three years ended November 30, 2002. Mr. Hippenstiel, an Independent Trustee, stated that Predecessor Fund's one-year performance return was -7.3%, compared to the -16.5% loss by the S&P 500. He stated that in addition to the excellent performance of the Predecessor Fund, the Predecessor Fund had experienced no problems with the Advisor and the assets of the Predecessor Fund had increased under the Advisor's management.


         As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

      The Advisor retains the right to use the name "Spectrum" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Spectrum" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

      The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


----------------------------------------- -------------------------------- --------------------- -----------------------------
                                                                            Term of Office and       Number of Portfolios
         Name, Age and Address                   Position(s) Held               Length of              in Fund Complex
                                                with Fund Complex(1)             Time Served
                                                                                                     Overseen by Trustee
----------------------------------------- -------------------------------- --------------------- -----------------------------
----------------------------------------- -------------------------------- --------------------- -----------------------------
Gary E. Hippenstiel                                   Trustee               Since Inception of                30
600 Jefferson Street                                                            the Trust
Suite 350
Houston, TX  77002
Year of Birth:  1947
----------------------------------------- -------------------------------- --------------------- -----------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
                Principal Occupations During Past 5 Years                         Other Directorships Held by Trustee
-------------------------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
Trustee, AmeriPrime Advisors Trust, July 2002 to present; Trustee, None
AmeriPrime Funds since 1995; Director, Vice President and Chief Investment
Officer of Legacy Trust Company since 1992; President and Director of Heritage
Trust Company from 1994-1996; Vice President and Manager of Investments of
Kanaly Trust Company from 1988 to 1992.
-------------------------------------------------------------------------- ---------------------------------------------------
----------------------------------------- -------------------------------- --------------------- -----------------------------
                                                                                Length of            Number of Portfolios
         Name, Age and Address                   Position(s) Held              Time Served             in Fund Complex(1)
                                                with Fund Complex(1)                                   Overseen by Trustee
----------------------------------------- -------------------------------- --------------------- -----------------------------
----------------------------------------- -------------------------------- --------------------- -----------------------------
Stephen A. Little                                     Trustee               Since Inception of                30
3647 Totem Lane                                                                 the Trust
Indianapolis, IN 46208
Year of Birth: 1946
----------------------------------------- -------------------------------- --------------------- -----------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
                Principal Occupations During Past 5 Years                         Other Directorships Held by Trustee
-------------------------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
President and founder,  The Rose, Inc., a registered  investment advisor,                         None
since 1992.
-------------------------------------------------------------------------- ---------------------------------------------------
----------------------------------------- -------------------------------- --------------------- -----------------------------
                                                                                Length of            Number of Portfolios
                                                 Position(s) Held              Time Served             in Fund Complex(1)
         Name, Age and Address                  with Fund Complex(1)                                   Overseen by Trustee
----------------------------------------- -------------------------------- --------------------- -----------------------------
----------------------------------------- -------------------------------- --------------------- -----------------------------
Daniel Condon                                         Trustee               Since Inception of                30
2385 The Woods Lane                                                             the Trust
Lexington, KY 40502
Year of Birth: 1950
----------------------------------------- -------------------------------- --------------------- -----------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
                Principal Occupations During Past 5 Years                         Other Directorships Held by Trustee
-------------------------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
Vice President and General Manager, International Crankshaft Inc., an None
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 - 2000.

-------------------------------------------------------------------------- ---------------------------------------------------
 (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

         The Trust's Valuation Committee consists of Messrs. Ashburn,
Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee was recently established and held no meetings during the year ended
December 31, 2002.

         The Trust's audit committee consists of Mr. Little, Mr. Condon, and Mr.
Hippenstiel. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers;
overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended December 31, 2002

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


-------------------------------------- --------------------------------- --------------------- -------------------------------
                                                                          Term of Office and        Number of Portfolios
        Name, Age and Address                  Position(s) Held               Length of               in Fund Complex(1)
                                              with Fund Complex(1)             Time Served            Overseen by Trustee
-------------------------------------- --------------------------------- --------------------- -------------------------------
-------------------------------------- --------------------------------- --------------------- -------------------------------
Timothy L.  Ashburn(2)                     Chairman, President and        Since Inception of                 30
1104 Buttonwood Court                             Secretary                   the Trust
Lexington, KY  40515

Year of Birth: 1950
-------------------------------------- --------------------------------- --------------------- -------------------------------
------------------------------------------------------------------------ -----------------------------------------------------
               Principal Occupations During Past 5 Years                         Other Directorships Held by Trustee
------------------------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------------------------ -----------------------------------------------------
Chairman of Unified Financial Services, Inc. since 1989 and Chief         Director of Unified Financial Services, Inc. since
Executive Officer from 1989 to 1992 and 1994 to present; President of                            1989
Unified Financial Services from November 1997 to April 2000.

------------------------------------------------------------------------ -----------------------------------------------------
-------------------------------------- --------------------------------- --------------------- -------------------------------
                                                                          Term of Office and        Number of Portfolios
                                               Position(s) Held               Length of               in Fund Complex(1)
        Name, Age and Address                 with Fund Complex(1)           Time Served            Overseen by Trustee
-------------------------------------- --------------------------------- --------------------- -------------------------------
-------------------------------------- --------------------------------- --------------------- -------------------------------
Ronald C. Tritschler(3)                            Trustee                Since Inception of                 30
2361 Old Hickory Lane                                                         the Trust
Lexington, KY 40515
Year of Birth: 1952
-------------------------------------- --------------------------------- --------------------- -------------------------------
------------------------------------------------------------------------ -----------------------------------------------------
               Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee or Nominee
------------------------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------------------------ -----------------------------------------------------
Chief Executive Officer and legal counsel for The Webb Companies, a None national real estate company, from 2001 to present; Executive Vice President and
Director from 1990 to 2000; Director, The Lexington Bank, from 1998 to present.
------------------------------------------------------------------------ -----------------------------------------------------
-------------------------------------- --------------------------------- --------------------- -------------------------------
                                                                          Term of Office and        Number of Portfolios
        Name, Age and Address                  Position(s) Held               Length of               in Fund Complex(1)
                                              with Fund Complex(1)             Time Served            Overseen by Trustee
-------------------------------------- --------------------------------- --------------------- -------------------------------
-------------------------------------- --------------------------------- --------------------- -------------------------------
Thomas G. Napurano                       Chief Financial Officer and      Since Inception of                N/A
2424 Harrodsburg Road                             Treasurer                   the Trust
Lexington, KY  40503
Year of Birth: 1941
-------------------------------------- --------------------------------- --------------------- -------------------------------
------------------------------------------------------------------------ -----------------------------------------------------
               Principal Occupations During Past 5 Years                               Other Directorships Held
------------------------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------------------------ -----------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                  None
Financial Services, the Trust's administrator; member the board of directors of Unified Financial Services from 1989 to March 2002

------------------------------------------------------------------------ -----------------------------------------------------
-------------------------------------- --------------------------------- --------------------- -------------------------------
                                                                          Term of Office and        Number of Portfolios
        Name, Age and Address                  Position(s) Held               Length of               in Fund Complex(1)
                                              with Fund Complex(1)             Time Served            Overseen by Trustee
-------------------------------------- --------------------------------- --------------------- -------------------------------
-------------------------------------- --------------------------------- --------------------- -------------------------------
Carol Highsmith                                Asst. Secretary            Since Inception of                N/A
431 N. Pennsylvania St.                                                       the Trust
Indianapolis, IN 46204
Year of Birth:  1964
-------------------------------------- --------------------------------- --------------------- -------------------------------
------------------------------------------------------------------------ -----------------------------------------------------
               Principal Occupations During Past 5 Years                               Other Directorships Held
------------------------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------------------------ -----------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present);                              None
Vice President and Asst. Secretary of Lindbergh Funds; Asst. Secretary
of AmeriPrime Funds and AmeriPrime Advisors Trust (October 2002 to
present).

------------------------------------------------------------------------ -----------------------------------------------------
(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust. (2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an
"interested person" of the Trust because he is a director of Unified Financial
Securities, Inc., the distributor for the Fund. (3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified
Financial Services, Inc., the parent corporation of Unified Financial
Securities, Inc., which is the distributor for the Fund.

         The following table provides information regarding shares of the Predecessor Fund and other portfolios of the Fund Complex owned by each Trustee as of October 31, 2002.

       -------------------------------- -------------------------------------- --------------------------------------
                                                                                Aggregate Dollar Range of Shares of
                                                                                All Funds Within the Fund Complex(1)
                   Trustee                Dollar Range of Predecessor Fund
                                                       Shares
       -------------------------------- -------------------------------------- --------------------------------------
       -------------------------------- -------------------------------------- --------------------------------------
       Gary E. Hippenstiel                              None                                $1-$10,000
       -------------------------------- -------------------------------------- --------------------------------------
       -------------------------------- -------------------------------------- --------------------------------------
       Timothy L. Ashburn                               None                                   None
       -------------------------------- -------------------------------------- --------------------------------------
       -------------------------------- -------------------------------------- --------------------------------------
       Ronald Tritschler                                None                                   None
       -------------------------------- -------------------------------------- --------------------------------------
       -------------------------------- -------------------------------------- --------------------------------------
       Stephen Little                                   None                                   None
       -------------------------------- -------------------------------------- --------------------------------------
       -------------------------------- -------------------------------------- --------------------------------------
       Daniel Condon                                    None                                   None
       -------------------------------- -------------------------------------- --------------------------------------


(1) As of October 21, 2002, the terms "Fund Complex" refers to AmeriPrime Funds,
AmeriPrime Advisors Trust and the Trust.






         The Trust has not yet completed its first full fiscal year. An estimate of the compensation to be paid to the Trustees of the Trust for the fiscal year ended October 31, 2003 is set forth in the following table. Trustee fees are
Trust expenses and each series of the Trust pays ITS PRO RATA SHARE OF EXPENSES
BASED ON THE NUMBER OF SERIES IN THE TRUST.
================================= ==================== ===================== =================== ======================
                                   Pension or
                                                       Retirement Benefits    Estimated Annual    Total Compensation
                                       Aggregate        Accrued As Part of     Benefits Upon      from Trust and Fund
                                     Compensation         Fund Expenses          Retirement             Complex
                                      from Trust*
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Gary E. Hippenstiel, Trustee            $6,667                  $0                   $0                 $20,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Timothy L. Ashburn, Chairman,           $3,667                  $0                   $0                 $11,000
President and Secretary
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Ronald C. Tritschler, Trustee           $3,667                  $0                   $0                 $11,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Stephen A. Little, Trustee              $4,333                  $0                   $0                 $13,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Daniel Condon,                          $4,333                  $0                   $0                 $13,000
Trustee
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Thomas G. Napurano, CFO and             $3,333                  $0                   $0                $10,000_
Treasurer
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------
Carol J. Highsmith, Assistant            $667                   $0                   $0                 $2,000
Secretary
================================= ==================== ===================== =================== ======================


PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


      To the extent that the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the fiscal years ended October 31, 2000, 2001 and 2002, the Fund paid brokerage commissions of $10,295, $6,080 and $7,875, respectively.


      The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE


      The price (net asset value) of the shares of the Fund is determined at the close of trading(normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

ADDITIONAL TAX INFORMATION


         The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of October 31, 2002 the Fund had available for federal tax purposes an unused capital loss carryforward of $87,920, $48,312 expires in 2006 and $39,608 expires in 2007.


INVESTMENT PERFORMANCE

      The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

      The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell Midcap Index.

      In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

      The Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1. Average Annual Total Return (After Taxes on Distributions):

                  P(1+T)n = ATVd

       Where:     P        =     a hypothetical $1,000 initial investment
                  T        =     average annual total return (after taxes
                                 on distributions).
                  n        =     number of years
                  ATVd     =     ending value, after taxes on fund
                                 distribution but not after taxes on
                                 redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

              The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2. Average Annual Total Return (After Taxes on Distributions and Redemption):

                  P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical
                                    $1,000 investment made at the beginning of the applicable period.

              The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period and that. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         The following table provides information regarding the Marathon Value Portfolio's performance (for the periods ended October 31, 2002).


  --------------------------------------------------------------------------------------------------------------------------
                            MARATHON VALUE PORTFOLIO
  --------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------ -------------------------- ----------------------------
                                                                              1 Year                  Since Inception
  ------------------------------------------------------------------ -------------------------- ----------------------------
  ------------------------------------------------------------------ -------------------------- ----------------------------
  Average Annual Total Return                                                 -8.21%                       2.10%
  ------------------------------------------------------------------ -------------------------- ----------------------------
  ------------------------------------------------------------------ -------------------------- ----------------------------
  Average Annual Total Return After Taxes on Distributions
                                                                              -8.60%                       1.81%
  ------------------------------------------------------------------ -------------------------- ----------------------------
  ------------------------------------------------------------------ -------------------------- ----------------------------
  Average Annual Total Return After Taxes on Distributions and
  Redemptions                                                                 -4.97%                       1.55%
  ------------------------------------------------------------------ -------------------------- ----------------------------



Status and Taxation of the Fund
         The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

           If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

           To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:
        Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
    Diversify its investments in securities within certain statutory limits; and Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

      Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Timothy L. Ashborn, a Trustee and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250 per Fund) for these transfer agency services.

      In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the fiscal years ended October 31, 2000, 2001 and 2002, Unified received $9,300, $17,272 and $21,710, respectively, from the Advisor on behalf of the Predecessor Fund for these accounting services.

      Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 2000, 2001 and 2002, Unified received $22,500, $32,125 and 31,087, from the Advisor on behalf of the Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).

ACCOUNTANTS

      The firm of Crowe Chizek & Co., LLP, 3815 River Crossing Parkway, Indianapolis, IN, 46240-0977, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2003. Crowe Chizek performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

      Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy Ashburn, (a Trustee of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. Timothy Ashburn and Thomas Napurano, officers of the Trust are officers of Unified Financial Services, Inc. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Predecessor Fund's Annual Report to Shareholders for the period ended October 31, 2002. You can obtain the Annual Report and Semi-Annual Report without charge by calling the Fund at 1-800-788-6086. The
Trust's seed capital financial statements and independent auditor's report are included in this statement of additional information.


-------------------------------------------------------------------------------------------------------------------

                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                           Ariston Convertible       Auxier          Corbin Small-Cap            GJMB           GLOBALT
                             Securities Fund       Focus Fund          Value Fund            Growth Fund      Growth Fund

ASSETS

  Cash in bank              $           0         $       50,000     $           0           $         0        $        0
                            --------------        --------------     -------------          -------------      ------------

  Total assets              $           0         $       50,000     $           0           $         0        $        0
                            =============         ==============     =============          =============      ============


LIABILITIES

  Liabilities               $           0         $           0      $           0           $         0       $         0
                            -------------         --------------     -------------          -------------      ------------

 Total liabilities$         $           0         $           0      $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


COMPONENTS OF NET ASSETS
 Capital Paid In            $           0         $       50,000     $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value     n/a                 4,672.90             n/a                    n/a                 n/a


Net Asset Value Per Share        n/a              $     10.70             n/a                    n/a                 n/a




-------------------------------------------------------------------------------------------------------------------
                                  (Continued)
                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                            Marathon Value        RiverGuide             StoneRidge             StoneRidge      StoneRidge Small Cap
                               Portfolio             Fund                Equity Fund             Bond Fund           Growth Fund
ASSETS

     Cash in bank             $         0          $       0          $           0           $     50,000          $          0
                              ------------       ------------          -------------          ------------          ------------

     Total assets             $         0         $        0           $           0          $     50,000          $          0
                              ============       ============          =============          ============          ============


LIABILITIES

     Liabilities              $         0        $          0          $           0          $          0          $          0
                              ------------       ------------          -------------          ------------          ------------

    Total liabilities         $         0        $          0          $           0          $          0          $          0
                              ============       ============          =============          ============          ============


COMPONENTS OF NET ASSETS
     Capital Paid In          $         0        $          0          $           0          $     50,000          $          0
                             =============       ============          =============          ============          ============

OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value      n/a                n/a                   n/a                  4,849.66                n/a


Net Asset Value Per Share         n/a                n/a                   n/a                 $   10.31                n/a







See accompanying notes to financial statement.
-------------------------------------------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Unified Series Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio on October 17, 2002. The Declaration of Trust dated October 14, 2002 provides for an unlimited number of authorized shares of beneficial interest without par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of ten series of shares for the Ariston Convertible Securities Fund, the Auxier Focus Fund, the Corbin Small-Cap Value Fund, the GJMB Growth Fund, the GLOBALT Growth Fund, the Marathon Value Portfolio, the RiverGuide Fund, the StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund (together referred to as the "Funds").

The investment objective of the Ariston Convertible Securities Fund is total return. The investment objective of the Auxier Focus Fund is long-term capital appreciation. The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation through common stocks of small capitalization companies. The investment objective of the non-diversified GJMB Growth Fund is long-term capital appreciation. The investment objective of the GLOBALT Growth Fund is long-term growth of capital. The investment objective of the Marathon Value Portfolio is long-term capital appreciation. The investment objective of the non-diversified RiverGuide Fund is capital appreciation. The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term. The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital. The investment objective of the StoneRidge Small Cap Growth Fund is capital growth over the long term.

The Funds use an independent custodian. No transactions other than those relating to organizational matters and the sale to Unified Fund Services, Inc. of 4,672.90 shares of the Auxier Focus Fund and 4,849.66 shares of the StoneRidge Bond Fund have taken place to date.


NOTE 2 - MANAGEMENT AGREEMENT

The Funds' advisors are as follows:

Fund                                    Advisor

Ariston Convertible Securities Fund     Ariston Capital Management Corporation
Auxier Focus Fund                       Auxier Asset Management, LLC
Corbin Small Cap Value Fund             Corbin & Company
GJMB Growth Fund                        Gamble, Jones, Morphy & Bent
GLOBALT Growth Fund                     GLOBALT, Inc.
Marathon Value Portfolio                Spectrum Advisory Services, Inc.
RiverGuide Fund                         Bates Total Asset Management
StoneRidge Equity Fund                  StoneRidge Investment Partners, LLC
StoneRidge Bond Fund                    StoneRidge Investment Partners, LLC
StoneRidge Small Cap Growth Fund        StoneRidge Investment Partners, LLC

All of the investment advisors are registered as investment advisers under the Investment Advisers Act of 1940, as amended. Fees are paid monthly, and percentages are calculated on the basis of that month's average value of daily net assets. The fee paid to each Fund's advisor is as follows:

Ariston Convertible Securities Fund    2.25% minus the 12b-1 expenses and fees
                                       and expenses of the non-interested
                                       person trustees incurred by the Fund
Auxier Focus Fund                      1.35%
Corbin Small Cap Value Fund            1.25%
GJMB Growth Fund                       1.20%
GLOBALT Growth Fund                    1.17%
Marathon Value Portfolio               1.25%
RiverGuide Fund                        2.25%
StoneRidge Equity Fund                 0.60%
StoneRidge Small Cap Growth Fund       1.00%
StoneRidge Bond Fund                   0.40%



NOTE 3 - AGREEMENTS AND RELATED PARTY TRANSACTIONS

Unified Fund Services, Inc. ("Unified") acts as the fund administrator for all of the Funds. Unified also acts as the transfer agent and fund accountant for all of the Funds. Unified Financial Securities, Inc. (the "Distributor") is the exclusive agent for distribution of shares of each Fund. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor) and may be deemed to be affiliates of the Distributor.

For its administrative services, Unified receives a fee of 0.10% of a Fund's average daily net assets under $50 million; 0.07% from $50 to $100 million; 0.05% from $100 to $150 million; and 0.03% above $150 million. There is a minimum monthly administrative fee of $2,500 per Fund.

As transfer agent, Unified receives a monthly fee of $1.25 per shareholder, subject to a minimum monthly fee of $1,250 per Fund.

As fund accountant, Unified receives a fee of 0.05% of each Fund's average daily net assets under $50 million; 0.04% from $50 to $100 million; 0.03% from $100 to $150 million; and 0.02% above $150 million. There is a minimum monthly accounting fee of $1,667 per Fund.

As of December 23, 2002, all of the outstanding shares of the Auxier Focus Fund and the StoneRidge Bond Fund were owned by Unified. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the Investment Company Act of 1940, as amended) of that Fund.

NOTE 4 - CAPITAL SHARES AND DISTRIBUTION

At December 23, 2002, an unlimited number of shares were authorized and paid in capital amounted to $50,000 for the Auxier Focus Fund and $50,000 for the StoneRidge Bond Fund.

Transactions in capital shares were as follows:

Shares Sold:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Redeemed:
           Auxier Focus Fund                                           -
           StoneRidge Bond Fund                                        -

Net Increase:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Outstanding:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

There was no activity in any other funds for the periods indicated.


NOTE 5 - ORGANIZATION COSTS

Unified Fund Services, Inc. will pay all organization costs incurred in establishing the Trust. The Funds are under no obligation to reimburse these organization costs.

NOTE 6 - FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, no provision for income tax is required.

Shareholders and Board of Trustees
Unified Series Trust


We have audited the accompanying statement of assets and liabilities of the Unified Series Trust (the "Trust") (comprised of the Ariston Convertible Securities Fund, Auxier Focus Fund, Corbin Small-Cap Value Fund, GJMB Growth Fund, GLOBALT Growth Fund, Marathon Value Portfolio, RiverGuide Fund, StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund, together referred to as the "Funds") as of December 23, 2002. This financial statement is the responsibility of management of the Trust. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of December 23, 2002, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Funds, constituting the Trust, as of December 23, 2002, in conformity with accounting principles generally accepted in the United States of America.



                                                        /s/
                                           Crowe, Chizek and Company LLP


Indianapolis, Indiana
December 30, 2002

                                 RiverGuide Fund






                        Prospectus dated December , 2002








                   Investment objective: capital appreciation.

                              401 Junction Highway
                             Kerrville, Texas 78028

                                 (877) 322-0574



















The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                TABLE OF CONTENTS

                                                                            PAGE

RISK RETURN SUMMARY.............................................................

FEES AND EXPENSES OF INVESTING IN THE FUND......................................

ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS ...................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUND..........................................................

PRIVACY POLICY..................................................................

FOR MORE INFORMATION..................................................BACK COVER

RISK RETURN SUMMARY

Investment Objective
      The investment objective of the RiverGuide Fund is capital appreciation.

Principal Strategies
         The Fund invests primarily in equity securities selected by the Fund's adviser using a proprietary valuation and timing method. Using its method, the adviser identifies the sectors, industries and indexes, both foreign and domestic that are exhibiting superior upward price movement relative to other sectors, industries and indexes, and allocates portions of the Fund's investments accordingly. For example, the adviser might shift a portion of the Fund's investments between the technology sector and the health sector, another portion between a large capitalization index and a small capitalization index, and still another portion between a U.S. stock index and a Japanese stock index, or any number of other combinations, based on the adviser's assessment of which sectors, industries, indexes or countries offer better opportunities for capital appreciation. The Fund may, at times, invest a significant portion of its assets in any one sector, industry, index or country.

         Equity securities in which the Fund may invest will primarily consist of exchange-traded funds (ETFs), U.S. common stock, American Depositary Receipts
(ADRs), and open-ended mutual funds. ETFs typically own stocks included in a particular index and changes in the price of the ETFs (before deducting the ETFs' expenses) track the movement of the associated index relatively closely. An ADR is an U.S. dollar denominated certificate issued by an U.S. bank that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock.

         The Fund will sell short equity securities that the Fund's adviser believes are overvalued in an effort to capture gains from a decline in those securities and as a hedge against adverse market conditions. Short selling means the Fund sells a security that it does not own, borrows the same security from a broker or other institution to complete the sale, and buys the same security at a later date to repay the lender. If the security is overvalued, and the price declines before the Fund buys the security, the Fund makes a profit. If the price of the security increases before the Fund buys the security, the Fund loses money.

         The Fund is a non-diversified fund, which means that the Fund may take a larger position in a small number of investments than a diversified fund. In addition, certain sectors, industries and indexes, both foreign and domestic, may be overweighted compared to others because the Fund's adviser seeks the best investment opportunities. The sectors, industries and indexes, both foreign and domestic, in which the Fund may be overweighted will vary according to the adviser's assessment of market conditions. The adviser will engage in active trading of the Fund's portfolio securities as a result of its overall strategy, the effects of which are described below under "Turnover Risk."


Principal Risks of Investing in the Fund
o Management Risk. The adviser's strategy may fail to produce the intended results. Additionally, the Fund has no operating history and the Fund's adviser has no prior experience managing the assets of a mutual fund.
o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. Similarly, if the prices of securities owned by an ETF falls, so will the value of the ETF (and the value of the Fund if it owns the ETF).
o Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. Similarly, the prices of ETFs are given to similar volatility as the stocks contained in the index they represent. These volatilities affect the value of the Fund's shares.
o Market Risk. Overall stock market risks may also affect the value of the Fund. For example, if the general level of stock prices fall, so will the value of some ETFs because they represent an interest in a broadly diversified stock portfolio. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund's share price to fall.
o Higher Expenses. Your cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests exclusively in common stock. By investing in the Fund, you will indirectly bear any fees and expenses charged by the ETFs, American Depositary Receipts, and open-end funds in which the Fund invests in addition to the Fund's direct fees and expenses. Therefore, the Fund will incur higher expenses, many of which may be duplicative.
o Foreign Risk. To the extent the Fund invests in ADRs and foreign ETFs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or group of companies. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If the Fund's portfolio is overweighted in a certain geographic region any negative development affecting that region will have a greater impact on the Fund than a fund that is not overweighted in that region.
o Emerging Market Risk. All of the "foreign risks" described above are heightened to the extent the Fund invests in emerging foreign markets. There may be greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; risk of companies that may be newly organized and small; and less developed legal systems.
o Smaller Company Risk. To the extent the Fund invests, directly or indirectly, in smaller capitalization companies, the Fund will be subject to additional risks. These include:
o The earnings and prospects of smaller companies are more volatile than larger companies. o Smaller companies may experience higher failure rates than do larger companies. o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
o Short Sale Risk. The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative equity funds. Positions in shorted securities are speculative and more risky than long positions (purchases). You should be aware that any strategy that includes selling securities short can suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return.
o Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary, and you could lose money.

How the Fund has Performed


      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. On January 3, 2003, the Fund acquired the assets and liabilities of the RiverGuide Fund, a series of Ameriprime Advisors Trust, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the Bar Chart and Performance Table that otherwise appear in this prospectus would show changes in the Fund's returns since the inception of the predecessor fund. The Bar Chart and Performance Table have been omitted because the Fund has not yet completed an entire fiscal year(1), and is approaching completion of the first calendar year(2). The Fund's year to date return as of September 30, 2002 was 0.70%.(1) November 30, 2002.
(2) December 31, 2002.


                          FEES AND EXPENSES OF THE FUND

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases              NONE
   Maximum Deferred Sales Charge (Load)                          NONE
   Redemption Fee1                                               NONE

Annual Fund Operating Expenses2 (expenses that are deducted from Fund assets)
   Management Fee3                                               2.25%
   Distribution and/or Service (12b-1) Fees                      0.00%
   Other Expenses4                                               0.09%
   Total Annual Fund Operating Expenses4                         2.34%

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
2 The Fund may
invest extensively in exchange traded funds and mutual funds. To the extent that a Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such products, in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that a Fund invests in such products, the Fund will incur higher expenses, many of which may be duplicative. These expenses will be borne by the Fund, and are not included in the expenses reflected in the table above or example below.
3 The adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940.
4 "Other Expenses" and "Total Annual Fund Operating
Expenses" are based on estimated amounts for the current fiscal year.


Example:

      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    1 Year              3 Years
                     $238                $731




          ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS

Principal Strategies

         Exchange Traded Funds - ETFs include S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRSs, DIAMONDS, iShares, HOLDRS, and other security baskets. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average.

         ETFs also include S&P Midcap 400, S&P Small Cap 600, and Russell 2000 Depositary Receipts, and other products composed of smaller capitalization companies. These products invest in smaller capitalization companies and are subject to the risks associated with smaller companies. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

         The Fund may invest a significant portion of its assets in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical / Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index and other sector-specific ETFs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund will invest in new exchange traded shares, as they become available. The principal risks associated with the ETFs include the risk that the equity securities in an ETF will decline in value due to factors affecting the issuing companies, their industries, or the equity markets generally. They also include special risks associated with the particular sector or countries in which the ETF invests.

         The Fund may invest up to 25% of its assets in foreign companies, in the world's developed and emerging markets, by purchasing American Depositary Receipts ("ADRs") and ETFs like World Equity Benchmark Shares ("WEBS"). An ADR is an U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series or iShares seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") Index. To the extent the Fund invests in ADRs or foreign ETFs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

Short Sales - The Fund engages in short selling activities, which are significantly different from the investment activities commonly, associated with conservative stock funds. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return. The adviser does not intend to use leverage with respect to its short positions; as a result, the portfolio under normal circumstances will always include sufficient cash equivalents (such as money market instruments, money market funds or repurchase agreements) to cover its obligations to close its short positions.

Non-Principal Strategies

         The investment objective of the Fund may be changed without shareholder approval.

         The Fund may rotate a portion of its assets to debt securities when the adviser believes that the prospects for capital appreciation may be greater than in equity securities. From time to time, the Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.



                                HOW TO BUY SHARES
Initial Purchase
         The minimum initial investment in the Fund is $1,000 ($500 for IRAs and other qualified plans). Subsequent investments may be of any amount. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor. Account minimums may be waived for clients of the Fund's adviser. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by the intermediary.


         By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);
o        a check made payable to the Fund;

                  Mail the application and check to:
U.S. Mail:                              Overnight:
RiverGuide Fund                         RiverGuide Fund
C/o Unified Fund Services, Inc.         C/o Unified Fund Services, Inc.
P.O. Box 6110                           431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (877) 322-0574 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:


         Huntington National Bank
         ABA #0440-0002-4
         Attn: RiverGuide Fund
         D.D.A# 01892204699
         Account Name ____________________  (write in shareholder name)
         For the Account # __________________        (write in account number)


         You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays, which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund by mail, wire, or automatic investment. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check made payable to the Fund


Checks should be sent to the RiverGuide Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.


Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100____ or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to shorter or medium term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information

         The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.

                              HOW TO REDEEM SHARES


             You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.


         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

             RiverGuide Fund
             c/o Unified Fund Services, Inc.
             P.O. Box 6110 Indianapolis, Indiana 46206-6110

         "Proper order" means your request for a redemption must include: o the Fund name and account number, o account name(s) and address, o the dollar amount or number of shares you wish to redeem.


         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dolloar amount of number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you want the check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. Signature guarantees are for the protection of shareholders. You can obtain one from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (877) 322-0574 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.


         By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (877) 322-0574. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent anticipates difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (877) 322-0574. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to reissue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.


                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's board of trustees. The Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days that the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the fund.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions

         The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of short-term and/or long-term capital gains.

         Taxes

         Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                       Tax Status

Income dividends                          Ordinary income rate

Short-term capital gain distributions     Ordinary income rate

Long-term                                 capital gain
                                          distributions
                                          Capital gains rate
                                          - maximum 20% on
                                          Non-corporate
                                          taxpayers; in
                                          certain cases,
                                          capital gain
                                          distributions
                                          relating to assets
                                          held more than five
                                          years are taxable
                                          at even lower
                                          capital gains rates

Sales of shares
(including redemptions) owned             Long-term capital gains or losses
more than one year                        (capital gains rate - maximum 20% on
                                          non-corporate
                                          taxpayers; in
                                          certain cases,
                                          shares owned more
                                          than five years are
                                          subject to even
                                          lower capital gains
                                          rates)

Sales of shares
(including redemptions) owned             Gains are taxed at the same rate
for one year or less                      as ordinary income; losses are subject
                                          to special rules

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND


         Bates Total Asset Management Inc. ("BTAM"), 401 Junction Highway, Kerrville TX 78028, serves as investment adviser to the Fund. The advisor was founded in 1992 and incorporated in 1999, it's clients consist primarily of high net worth individuals and retirement plans. As of October 31, 2002, the adviser had approximately $13 million under management. BTAM specializes in sector, index and style rotation. BTAM also provides financial planning, insurance services, real estate brokerage, and fee-for-service financial advice. L. Brent Bates has been primarily responsible for the day- to- day management of the Fund's predecessor since its inception.

         L. Brent Bates is the President and Chief Executive Officer for BTAM. He has held this position since February of 1999. Prior to that date Mr. Bates operated the advisory firm as a sole proprietorship. Mr. Bates' primary duties include portfolio management. He is also the President of South Texas Ranch Services Inc., which provides ranch development and management in the Texas Hill Country.

         For the fiscal period from ended December 7, 2001 (commencement of operations), through November 30, 2002, the Predecessor Fund, paid the adviser a fee equal to 2.25% of its average daily net assets. The adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

         The following table is intended to help you better understand the financial performance of the Fund's predecessor since its inception. Certain information reflects financial results for a single share of the predecessor fund. Total return represents the rate you would have earned (or lost) on an investment in the predecessor fund, assuming reinvestment of all dividends and distributions. This information has not been audited.

                                                                                                    Periodended
                                                                                                      May 31,
                                                                                                     2002 (a)
                                                                                           --------------------------
         Selected Per Share Data
         Net asset value, beginning of period                                                        $10.00
                                                                                           --------------------------
         Income from investment operations
            Net investment income (loss)                                                             (0.08)
            Net realized and unrealized gain (loss)                                                  (0.28)
                                                                                           --------------------------
                                                                                           --------------------------
         Total from investment operations                                                            (0.36)
                                                                                           --------------------------

         Less distributions:
            Distributions from net investment income                                                  0.00
            Distributions from net realized gains                                                     0.00
                                                                                           --------------------------
                                                                                           --------------------------
         Total distributions                                                                          0.00
                                                                                           --------------------------
         Net asset value, end of period                                                              $9.64
                                                                                           ==========================

         Total Return (b)                                                                            (3.60)%

         Ratios and Supplemental Data
         Net assets, end of period (000)                                                             $4,715
         Ratio of expenses to average net assets (c)                                                  2.26%
         Ratio of net investment income (loss)
            to average net assets (c)                                                                (1.70)%
         Portfolio turnover rate                                                                     293.33%



(a) For the period December 7, 2001 (commencement of operations of the predecessor fund).
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

                                 PRIVACY POLICY

                  The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

          Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

          Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

1982830
                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Fund at 877-322-0574 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.




Investment Company Act #811-21237

                                 RIVERGUIDE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 December , 2002

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the RiverGuide Fund dated December , 2002. This SAI incorporates by reference the RiverGuide Fund's Semi-Annual Report to Shareholders dated May 30, 2002. A free copy of the Prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-877-322-0574.

TABLE OF CONTENTS                                                          PAGE

DESCRIPTION OF THE TRUST AND THE FUND...........................................
-------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS...........
---------------------------------------------------------------------

INVESTMENT LIMITATIONS..........................................................
----------------------

THE INVESTMENT ADVISER..........................................................
----------------------

TRUSTEES AND OFFICERS...........................................................
---------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................
------------------------------------

DETERMINATION OF SHARE PRICE....................................................
----------------------------

ADDITIONAL TAX INFORMATION......................................................
--------------------------

INVESTMENT PERFORMANCE..........................................................
----------------------

STATUS AND TAXATION OF THE FUND.................................................
-------------------------------

CUSTODIAN.......................................................................
---------

FUND SERVICES...................................................................
-------------

ACCOUNTANTS.....................................................................
-----------

DISTRIBUTOR.....................................................................
-----------

FINANCIAL STATEMENTS............................................................
--------------------

DESCRIPTION OF THE TRUST AND THE FUND


         The RiverGuide Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Bates Total Asset Management, Inc. (the "Adviser").

         On January 3, 2003, the Fund will acquire all of the assets and liabilities of the RiverGuide Fund, a series of the AmeriPrime Advisors Trust (the "Predecessor Fund") in a tax-free reorganization.


         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         As of December 10, 2002, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Predecessor
Fund: Charles Schwab & Co., 101 Montgomery St., San Francisco, CA 94104 -
99.09%.

         As of December 10, 2002, Charles Schwab & Co. may be deemed to control the Fund as the result of its beneficial ownership of the shares of the Predecessor Fund. As the controlling shareholder, Charles Schwab & Co. could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.

         As of December 10, 2002 the officers and Trustees of the Fund owned less than one percent of the shares of the Predecessor Fund.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this Statement of Additional Information.



     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.



ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

A. Options -The Fund may purchase put options and sell covered call options on equity securities and securities indexes, in an effort to capture gains from a decline in those securities and as a hedge against adverse market conditions. The adviser may use the purchase of call options or sale of covered put options as additional tools for participating in upward price movements.

         When the Fund buys a call option on a security or an index; it has the right to any appreciation in the value of the security or index over a fixed price (known as the exercise price) any time up to a certain date in the future (the "expiration date"). In return for this right, the Fund pays the current market price for the option (known as the option premium). If an increase in the value of the security or index causes the option to increase in value to a level that is higher than the option premium the Fund paid, the Fund will profit on the overall position. When the Fund writes (sells) a call option, the Fund receives the option premium, but will lose money if an increase in the value of the security or index causes the Fund's costs to cover its obligations upon exercise to increase to a level that is higher than the option premium the Fund received. The Fund will sell a call option only if the obligation taken on by the sale of the call is "covered," either 1) by owning the underlying security or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index, 2) by maintaining cash equal to the current market price of the security or index, 3) by owning another call option on the same underlying security or index with the same or a later expiration date and the same or a lower strike price, or 4) by owning another call option on the same underlying security or index with the same or a later expiration date and a higher strike price in addition to cash equal to the difference between the strike price of the sold call and the strike price of the purchased call.

         When the Fund buys a put option on a security or an index, it has the right to receive a payment based on any depreciation in the value of the security or index below the exercise price. The Fund will profit on the overall position if a decrease in the value of the security or index causes the option to increase in value to a level that is higher than the option premium the Fund paid. When the Fund writes (sells) put options, the Fund receives the option premium, but will lose money if a decrease in the value of the security or index causes the Fund's costs to cover its obligations upon exercise to increase to a level that is higher than the option premium the Fund received. The Fund will sell a put option only if the obligation taken on by the sale of the put is "covered," either 1) by maintaining cash equal to the amount necessary to purchase the underlying security if exercised, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to cash equal to the difference between the strike price of the sold put and the strike price of the purchased put.

B. Equity Securities - The Fund may invest in equity securities, which include common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

         Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

         ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate. See "Risks of Investing in Foreign Securities" herein.

         Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         In addition to investing directly in common stocks, the Fund may invest in S&P Depositary Receipts ("SPDRs") and similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the applicable S&P Index such as the S&P 500 Index or the S&P Mid Cap 400 Index. Changes in the price of SPDRs track the movement of the associated Index relatively closely.

C. Corporate Debt Securities - Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest more than 10% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 10% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 10%.



D. Floating Rate, Inverse Floating Rate and Index Obligations - The Fund may invest without limitation in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These floating rate, inverse floating rate and index obligations are considered to be instruments which are commonly known as derivatives. They may be backed by U.S. government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. The Fund may invest in instruments whose value is computed based on a multiple of the change in price or value of an asset (or of an index of or relating to assets), provided the relevant asset or assets are eligible for investment by the Fund. To the extent the Fund invests in instruments whose value is computed based on such a multiple, a leverage factor is involved, which can result in high volatility and significant losses. See, "Derivatives."

         Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.



E. Derivatives - The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset -backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The advisor will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of the Fund and when consistent with the Fund's investment objective and policies. The use of derivatives for non-hedging purposes may be considered speculative.


F. Foreign Securities - The Fund may invest in foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

         Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

         Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         The world's industrialized markets generally include but are not limited to the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The world's emerging markets generally include but are not limited to the following: Argentina, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Malaysia, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe.

         Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include:
(i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries or in China and other Asian countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation. There may be no assurance that such expropriation will not occur in the future in either the Eastern European countries or other countries. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

         In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         Foreign Currency Exchange Transactions. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or to sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a Fund position or an anticipated investment position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.


G. Fixed Income Securities - Fixed income securities include corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

H. Municipal Securities - Municipal securities are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

         The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

         The Adviser considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 10% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 10%.

I. U.S. Government Securities - U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association ("FNMA") are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

J. Mortgage-Backed Securities - Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

K. Collateralized Mortgage Obligations ("CMOs") - CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses.

L. Zero Coupon and Pay in Kind Bonds - Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

         The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

         Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. The Fund will not invest more than 5% of its net assets in pay-in-kind bonds.


M. Repurchase Agreements - A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. government or by an agency of the U.S. government ("U.S. Government Obligation") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be credit worthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

N. Convertible Securities - A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money, The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities, The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting, The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Fund's Prospectus or in this Statement of Additional Information.

         5. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         6. Short Sales. The Fund will not effect short sales of securities except as described in the Fund's Prospectus or in this Statement of Additional Information.

         7. Investment Companies. The Fund, together with all affiliated persons of the Fund, will not purchase more than 3% of the outstanding shares of any investment company.

THE INVESTMENT ADVISER

     The Fund's investment adviser is Bates Total Asset Management, Inc., 401 Junction Highway, Kerrville, Texas 78028 (the "Adviser"). L. Brent Bates may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.


         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund.

         The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002. The Trustees were provided in advance of the meeting with the Advisor's most recent financial statements and the Predecessor Fund's year-to-date return as of September 30, 2002. At the meeting, counsel to the Trust reviewed the universal fee proposed to be paid to the Adviser and explained that the Adviser is responsible for paying all operating expenses of the Fund except brokerage, taxes, borrowing costs (such as interest and dividend expenses of securities sold short), fees and expenses of Independent Trustees, extraordinary expenses and any Rule 12b-1 expenses). The Trustees reviewed the Predecessor Fund's positive performance for the one month ended November 30, 2002 of 0.55% and the period December 7, 2001 (commencement of operations) through November 30, 2002 of 10.20%.


         As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

         The Adviser retains the right to use the name "RiverGuide" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "RiverGuide" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

      The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


  ------------------------------------- -------------------------- -------------------------- -----------------------
                                                                      Term of Office and       Number of Portfolios
         Name, Age and Address              POSITION(S) HELD               Length of             in Fund Complex(1)
                                            ================
                                           WITH FUND COMPLEX 1            Time Served          Overseen by Trustee
                                           ===================
  ------------------------------------- -------------------------- -------------------------- -----------------------
  ------------------------------------- -------------------------- -------------------------- -----------------------
  Gary E. Hippenstiel                            Trustee            Since Inception of the              30
  600 Jefferson Street                                                       Trust
  Suite 350
  Houston, TX  77002

  Year of Birth:  1947
  ------------------------------------- -------------------------- -------------------------- -----------------------
  ---------------------------------------------------------------- --------------------------------------------------
             Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
  ---------------------------------------------------------------- --------------------------------------------------
  ---------------------------------------------------------------- --------------------------------------------------
  Trustee, AmeriPrime Advisors Trust, July 2002 to present; None Trustee,
  AmeriPrime Funds since 1995; Director, Vice President and Chief Investment
  Officer of Legacy Trust Company since 1992; President and Director of Heritage
  Trust Company from 1994-1996; Vice President and Manager of Investments of
  Kanaly Trust Company from 1988 to 1992.
  ---------------------------------------------------------------- --------------------------------------------------
  ------------------------------------- -------------------------- -------------------------- -----------------------
                                                                           Length of           Number of Portfolios
         Name, Age and Address              POSITION(S) HELD              Time Served            in Fund Complex(1)
                                            ================
                                           WITH FUND COMPLEX 1                                 Overseen by Trustee
                                           ===================
  ------------------------------------- -------------------------- -------------------------- -----------------------
  ------------------------------------- -------------------------- -------------------------- -----------------------
  Stephen A. Little                              Trustee            Since Inception of the              30
  3647 Totem Lane                                                            Trust
  Indianapolis, IN 46208
  Year of Birth: 1946
  ------------------------------------- -------------------------- -------------------------- -----------------------
  ---------------------------------------------------------------- --------------------------------------------------
             Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
  ---------------------------------------------------------------- --------------------------------------------------
  ---------------------------------------------------------------- --------------------------------------------------
  President and founder, The Rose, Inc., a registered  investment                        None
  advisor, since 1992.
  ---------------------------------------------------------------- --------------------------------------------------
  ------------------------------------- -------------------------- -------------------------- -----------------------
                                                                           Length of           Number of Portfolios
                                            POSITION(S) HELD              Time Served            in Fund Complex(1)
         Name, Age and Address             WITH FUND COMPLEX 1                                 Overseen by Trustee
                                           ===================
  ------------------------------------- -------------------------- -------------------------- -----------------------
  ------------------------------------- -------------------------- -------------------------- -----------------------
  Daniel Condon                                  Trustee            Since Inception of the              30
  2385 The Woods Lane                                                        Trust
  Lexington, KY 40502
  Year of Birth: 1950
  ------------------------------------- -------------------------- -------------------------- -----------------------
  ---------------------------------------------------------------- --------------------------------------------------
             Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
  ---------------------------------------------------------------- --------------------------------------------------
  ---------------------------------------------------------------- --------------------------------------------------
  Vice President and General  Manager,  International  Crankshaft                        None
  Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
  The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 - 2000.

  ---------------------------------------------------------------- --------------------------------------------------

(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

         The Trust's Valuation Committee consists of Messrs. Ashburn,
Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee was recently established and held no meetings during the year ended
December 31, 2002.

         The Trust's audit committee consists of Mr. Little, Mr. Condon, and Mr.
Hippenstiel. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers;
overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended December 31, 2002.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------- --------------------------------- --------------------- --------------------
                                                                           Term of Office and        Number of
        Name, Age and Address                   POSITION(S) HELD               Length of            Portfolios
                                              WITH FUND COMPLEX 1             Time Served        in Fund Complex(1)
                                                                                                Overseen by Trustee
--------------------------------------- --------------------------------- --------------------- --------------------
--------------------------------------- --------------------------------- --------------------- --------------------
Timothy L.  Ashburn(2)                      Chairman, President and        Since Inception of           30
1104 Buttonwood Court                              Secretary                   the Trust
Lexington, KY  40515

Year of Birth: 1950
--------------------------------------- --------------------------------- --------------------- --------------------
------------------------------------------------------------------------- ------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
------------------------------------------------------------------------- ------------------------------------------
------------------------------------------------------------------------- ------------------------------------------
Chairman  of  Unified  Financial  Services,  Inc.  since  1989 and Chief   Director of Unified Financial Services,
Executive  Officer  from 1989 to 1992 and 1994 to present;  President of               Inc. since 1989
Unified Financial Services from November 1997 to April 2000.

------------------------------------------------------------------------- ------------------------------------------
--------------------------------------- --------------------------------- --------------------- --------------------
                                                                           Term of Office and        Number of
                                                POSITION(S) HELD               Length of            Portfolios
        Name, Age and Address                 WITH FUND COMPLEX 1             Time Served        in Fund Complex(1)
                                              ===================
                                                                                                    Overseen by
                                                                                                      Trustee
--------------------------------------- --------------------------------- --------------------- --------------------
--------------------------------------- --------------------------------- --------------------- --------------------
Ronald C. Tritschler(3)                             Trustee                Since Inception of           30
2361 Old Hickory Lane                                                          the Trust
Lexington, KY 40515

Year of Birth: 1952
--------------------------------------- --------------------------------- --------------------- --------------------
------------------------------------------------------------------------- ------------------------------------------
               Principal Occupations During Past 5 Years                   Other Directorships Held by Trustee or
                                                                                           Nominee
------------------------------------------------------------------------- ------------------------------------------
------------------------------------------------------------------------- ------------------------------------------
Chief Executive Officer and legal counsel for The Webb Companies, a None national real estate company, from 2001 to present; Executive Vice President and
Director from 1990 to 2000; Director, The Lexington Bank, from 1998 to present.
------------------------------------------------------------------------- ------------------------------------------
--------------------------------------- --------------------------------- --------------------- --------------------
                                                                           Term of Office and        Number of
        Name, Age and Address                   POSITION(S) HELD               Length of            Portfolios
                                              WITH FUND COMPLEX 1             Time Served        in Fund Complex(1)
                                                                                                    Overseen by
                                                                                                      Trustee
--------------------------------------- --------------------------------- --------------------- --------------------
--------------------------------------- --------------------------------- --------------------- --------------------
Thomas G. Napurano                        Chief Financial Officer and      Since Inception of           N/A
2424 Harrodsburg Road                              Treasurer                   the Trust
Lexington, KY  40503

Year of Birth: 1941
--------------------------------------- --------------------------------- --------------------- --------------------
------------------------------------------------------------------------- ------------------------------------------
               Principal Occupations During Past 5 Years                          Other Directorships Held
------------------------------------------------------------------------- ------------------------------------------
------------------------------------------------------------------------- ------------------------------------------
Chief  Financial   Officer  and  Executive  Vice  President  of  Unified                    None
Financial  Services,  the  Trust's  administrator;  member  the board of directors of Unified Financial Services from 1989 to March 2002

------------------------------------------------------------------------- ------------------------------------------
--------------------------------------- --------------------------------- --------------------- --------------------
                                                                           Term of Office and        Number of
        Name, Age and Address                   POSITION(S) HELD               Length of            Portfolios
                                              WITH FUND COMPLEX 1             Time Served        in Fund Complex(1)
                                                                                                    Overseen by
                                                                                                      Trustee
--------------------------------------- --------------------------------- --------------------- --------------------
--------------------------------------- --------------------------------- --------------------- --------------------
Carol Highsmith                                 Asst. Secretary            Since Inception of           N/A
431 N. Pennsylvania St.                                                        the Trust
Indianapolis, IN 46204

Year of Birth:  1964
--------------------------------------- --------------------------------- --------------------- --------------------
------------------------------------------------------------------------- ------------------------------------------
               Principal Occupations During Past 5 Years                          Other Directorships Held
------------------------------------------------------------------------- ------------------------------------------
------------------------------------------------------------------------- ------------------------------------------
Employed by Unified  Fund  Services,  Inc.  (November  1994 to present);                    None
Vice President and Asst.  Secretary of Lindbergh Funds; Asst.  Secretary
of  AmeriPrime  Funds and  AmeriPrime  Advisors  Trust  (October 2002 to
present).

------------------------------------------------------------------------- ------------------------------------------
(1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.
(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the
Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.
(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

         The following table provides information regarding shares of the Predecessor Fund and other portfolios of the Fund Complex owned by each Trustee as of October 31, 2002.

  ===================================== ====================================== ======================================
                                                                                Aggregate Dollar Range of Shares of
                                                                                All Funds Within the Fund Complex(1)
                Trustee                   Dollar Range of Predecessor Fund
                                                       Shares
  ------------------------------------- -------------------------------------- --------------------------------------
  ------------------------------------- -------------------------------------- --------------------------------------
  Gary E. Hippenstiel                                   None                               $1 - $10,000
  ------------------------------------- -------------------------------------- --------------------------------------
  ------------------------------------- -------------------------------------- --------------------------------------
  Timothy L. Ashburn                                    None                                   None
  ------------------------------------- -------------------------------------- --------------------------------------
  ------------------------------------- -------------------------------------- --------------------------------------
  Ronald Tritschler                                     None                                   None
  ------------------------------------- -------------------------------------- --------------------------------------
  ------------------------------------- -------------------------------------- --------------------------------------
  Stephen Little                                        None                                   None
  ------------------------------------- -------------------------------------- --------------------------------------
  ------------------------------------- -------------------------------------- --------------------------------------
  Daniel Condon                                         None                                   None
  ===================================== ====================================== ======================================
(1) The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

         The Trust has not yet completed its first full fiscal year. An estimate of the compensation to be paid to the Trustees of the Trust for the fiscal year ended November 30, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays its pro rata share of expenses based on the number of series in the Trust.


   ============================ ===================== ==================== =================== ======================
                                   Pension or
                                                          Retirement        Estimated Annual    Total Compensation
                                     Aggregate         Benefits Accrued      Benefits Upon      from Trust and Fund
                                    Compensation        As Part of Fund        Retirement             Complex
                                    from Trust*            Expenses
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Gary E. Hippenstiel,                $6,667                 $0                   $0                 $20,000
   Trustee
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Timothy L. Ashburn,                 $3,667                 $0                   $0                 $11,000
   Trustee, President and
   Secretary
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Ronald C. Tritschler,               $3,667                 $0                   $0                 $11,000
   Trustee
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Stephen A. Little, Trustee          $4,333                 $0                   $0                 $13,000
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Daniel Condon, Trustee              $4,333                 $0                   $0                 $13,000
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Thomas G. Napurano, CFO             $3,333                 $0                   $0                 $10,000
   and Treasurer
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Carol J. Highsmith,                  $667                  $0                   $0                 $2,000
   Assistant Secretary
   ============================ ===================== ==================== =================== ======================


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the amount the Predecessor Fund directed to brokers is not available considering the Fund has not yet completed the first fiscal year .


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


         When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Blocked transactions may also occur between the Fund and employees of the Adviser; however in the event that the entire blocked order is not filled, the purchase or sale of the Fund will have priority over the purchase or sale of employees of the Adviser. For the period ended December 7, 2001 (commencement of operations) through November 30, 2002, the Predecessor Fund paid brokerage commissions of $128,790.


         The Trust, the Adviser and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE


         The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


Redemption In-Kind

         The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

ADDITIONAL TAX INFORMATION

         The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of November 30, 2002, the Fund had no capital loss carryforwards, which would expire on November 30, 2010.



INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total

return,""average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P(1+T)n=ERV

         Where:  P          =        a hypothetical $1,000 initial investment
                   T        =        average annual total return
                   n        =        number of years
                   ERV      =        ending redeemable value at the end of the
                                     applicable period of the hypothetical
                                     $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

       "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

            The computation assumes that all dividends and distributions, less taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

       "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical
                                    $1,000 investment made at the beginning of the applicable period.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         The following table provides information regarding the RiverGuide Fund's performance for the period ended November 30, 2002 through December 7, 2001 (commencement of operations).

   --------------------------------------------------------------------------------------------------------------
                                                  RIVERGUIDE FUND
   --------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------ ------------------------- -----------------------
                                                                         1 Year              Since Inception(1)
                                                                                             ---------------
   ------------------------------------------------------------ ------------------------- -----------------------
   ------------------------------------------------------------ ------------------------- -----------------------
   Average Annual Total Return                                           10.20%                   10.38%
   ------------------------------------------------------------ ------------------------- -----------------------
   ------------------------------------------------------------ ------------------------- -----------------------
   Average Annual Total Return After Taxes on Distributions
                                                                         10.20%                   10.41%
   ------------------------------------------------------------ ------------------------- -----------------------
   ------------------------------------------------------------ ------------------------- -----------------------
   Average Annual Total Return After Taxes on Distributions
   and Redemptions                                                       6.21%                    8.33%
   ------------------------------------------------------------ ------------------------- -----------------------
      (1) December 7, 2001


         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period during December 7, 2001 (commencement of operations) through November 30, 2002, the Fund's average annual total returns were 10.20%.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

Status and Taxation of the Fund

         The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies)
    (the "Income Requirement");
o   Diversify its investments in securities within certain statutory limits; and
o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution
    Requirement").

         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Timothy L. Ashburn, a Trustee, and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.25 per shareholder (subject to a minimum monthly fee of $1250 per Fund) for these transfer agency services. For the period ended December 7, 2001 (commencement of operaions) through November 30, 2002, Unified received $11,448 from the Advisor on behalf of the Predecessor Fund for these transfer agency services.

         In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period ended December 7, 2001 (commencement of operations) through November 30, 2002, Unified received $15,381 from the Advisor on behalf of the Predecessor Fund for these accounting services.

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million,0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period ended December 7, 2001 (commencement of operations) through November 30, 2002, Unified received $31,031 from the Advisor on behalf of the Predecessor Fund for these administrative services.ACCOUNTANTS

         The firm of Crowe Chizek & Co., LLP, 3815 River Crossing Parkway, Indianapolis, IN, 46240-0977, has been selected as independent public accountants for the Fund for the fiscal year ending November 30, 2003. Crowe Chizek performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy L. Ashburn, (a Trustee and officer of the Trust) amd Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

         The financial statements required to be included in the Statement of Additional Information are hereby incorporated by reference to the Predecessor Funds' Semi-Annual Report to the shareholders for the period ended May 31, 2002, which has not been audited. The Trust will provide the Annual Report without charge upon written request or request by telephone. The
Trust's seed capital financial statements and independent auditor's report are included in this statement of additional information.


-------------------------------------------------------------------------------------------------------------------

                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                           Ariston Convertible       Auxier          Corbin Small-Cap            GJMB           GLOBALT
                             Securities Fund       Focus Fund          Value Fund            Growth Fund      Growth Fund

ASSETS

  Cash in bank              $           0         $       50,000     $           0           $         0        $        0
                            --------------        --------------     -------------          -------------      ------------

  Total assets              $           0         $       50,000     $           0           $         0        $        0
                            =============         ==============     =============          =============      ============


LIABILITIES

  Liabilities               $           0         $           0      $           0           $         0       $         0
                            -------------         --------------     -------------          -------------      ------------

 Total liabilities$         $           0         $           0      $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


COMPONENTS OF NET ASSETS
 Capital Paid In            $           0         $       50,000     $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value     n/a                 4,672.90             n/a                    n/a                 n/a


Net Asset Value Per Share        n/a              $     10.70             n/a                    n/a                 n/a




-------------------------------------------------------------------------------------------------------------------
                                  (Continued)
                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                            Marathon Value        RiverGuide             StoneRidge             StoneRidge      StoneRidge Small Cap
                               Portfolio             Fund                Equity Fund             Bond Fund           Growth Fund
ASSETS

     Cash in bank             $         0          $       0          $           0           $     50,000          $          0
                              ------------       ------------          -------------          ------------          ------------

     Total assets             $         0         $        0           $           0          $     50,000          $          0
                              ============       ============          =============          ============          ============


LIABILITIES

     Liabilities              $         0        $          0          $           0          $          0          $          0
                              ------------       ------------          -------------          ------------          ------------

    Total liabilities         $         0        $          0          $           0          $          0          $          0
                              ============       ============          =============          ============          ============


COMPONENTS OF NET ASSETS
     Capital Paid In          $         0        $          0          $           0          $     50,000          $          0
                             =============       ============          =============          ============          ============

OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value      n/a                n/a                   n/a                  4,849.66                n/a


Net Asset Value Per Share         n/a                n/a                   n/a                 $   10.31                n/a







See accompanying notes to financial statement.
-------------------------------------------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Unified Series Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio on October 17, 2002. The Declaration of Trust dated October 14, 2002 provides for an unlimited number of authorized shares of beneficial interest without par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of ten series of shares for the Ariston Convertible Securities Fund, the Auxier Focus Fund, the Corbin Small-Cap Value Fund, the GJMB Growth Fund, the GLOBALT Growth Fund, the Marathon Value Portfolio, the RiverGuide Fund, the StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund (together referred to as the "Funds").

The investment objective of the Ariston Convertible Securities Fund is total return. The investment objective of the Auxier Focus Fund is long-term capital appreciation. The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation through common stocks of small capitalization companies. The investment objective of the non-diversified GJMB Growth Fund is long-term capital appreciation. The investment objective of the GLOBALT Growth Fund is long-term growth of capital. The investment objective of the Marathon Value Portfolio is long-term capital appreciation. The investment objective of the non-diversified RiverGuide Fund is capital appreciation. The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term. The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital. The investment objective of the StoneRidge Small Cap Growth Fund is capital growth over the long term.

The Funds use an independent custodian. No transactions other than those relating to organizational matters and the sale to Unified Fund Services, Inc. of 4,672.90 shares of the Auxier Focus Fund and 4,849.66 shares of the StoneRidge Bond Fund have taken place to date.


NOTE 2 - MANAGEMENT AGREEMENT

The Funds' advisors are as follows:

Fund                                    Advisor

Ariston Convertible Securities Fund     Ariston Capital Management Corporation
Auxier Focus Fund                       Auxier Asset Management, LLC
Corbin Small Cap Value Fund             Corbin & Company
GJMB Growth Fund                        Gamble, Jones, Morphy & Bent
GLOBALT Growth Fund                     GLOBALT, Inc.
Marathon Value Portfolio                Spectrum Advisory Services, Inc.
RiverGuide Fund                         Bates Total Asset Management
StoneRidge Equity Fund                  StoneRidge Investment Partners, LLC
StoneRidge Bond Fund                    StoneRidge Investment Partners, LLC
StoneRidge Small Cap Growth Fund        StoneRidge Investment Partners, LLC

All of the investment advisors are registered as investment advisers under the Investment Advisers Act of 1940, as amended. Fees are paid monthly, and percentages are calculated on the basis of that month's average value of daily net assets. The fee paid to each Fund's advisor is as follows:

Ariston Convertible Securities Fund    2.25% minus the 12b-1 expenses and fees
                                       and expenses of the non-interested
                                       person trustees incurred by the Fund
Auxier Focus Fund                      1.35%
Corbin Small Cap Value Fund            1.25%
GJMB Growth Fund                       1.20%
GLOBALT Growth Fund                    1.17%
Marathon Value Portfolio               1.25%
RiverGuide Fund                        2.25%
StoneRidge Equity Fund                 0.60%
StoneRidge Small Cap Growth Fund       1.00%
StoneRidge Bond Fund                   0.40%



NOTE 3 - AGREEMENTS AND RELATED PARTY TRANSACTIONS

Unified Fund Services, Inc. ("Unified") acts as the fund administrator for all of the Funds. Unified also acts as the transfer agent and fund accountant for all of the Funds. Unified Financial Securities, Inc. (the "Distributor") is the exclusive agent for distribution of shares of each Fund. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor) and may be deemed to be affiliates of the Distributor.

For its administrative services, Unified receives a fee of 0.10% of a Fund's average daily net assets under $50 million; 0.07% from $50 to $100 million; 0.05% from $100 to $150 million; and 0.03% above $150 million. There is a minimum monthly administrative fee of $2,500 per Fund.

As transfer agent, Unified receives a monthly fee of $1.25 per shareholder, subject to a minimum monthly fee of $1,250 per Fund.

As fund accountant, Unified receives a fee of 0.05% of each Fund's average daily net assets under $50 million; 0.04% from $50 to $100 million; 0.03% from $100 to $150 million; and 0.02% above $150 million. There is a minimum monthly accounting fee of $1,667 per Fund.

As of December 23, 2002, all of the outstanding shares of the Auxier Focus Fund and the StoneRidge Bond Fund were owned by Unified. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the Investment Company Act of 1940, as amended) of that Fund.

NOTE 4 - CAPITAL SHARES AND DISTRIBUTION

At December 23, 2002, an unlimited number of shares were authorized and paid in capital amounted to $50,000 for the Auxier Focus Fund and $50,000 for the StoneRidge Bond Fund.

Transactions in capital shares were as follows:

Shares Sold:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Redeemed:
           Auxier Focus Fund                                           -
           StoneRidge Bond Fund                                        -

Net Increase:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Outstanding:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

There was no activity in any other funds for the periods indicated.


NOTE 5 - ORGANIZATION COSTS

Unified Fund Services, Inc. will pay all organization costs incurred in establishing the Trust. The Funds are under no obligation to reimburse these organization costs.

NOTE 6 - FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, no provision for income tax is required.

Shareholders and Board of Trustees
Unified Series Trust


We have audited the accompanying statement of assets and liabilities of the Unified Series Trust (the "Trust") (comprised of the Ariston Convertible Securities Fund, Auxier Focus Fund, Corbin Small-Cap Value Fund, GJMB Growth Fund, GLOBALT Growth Fund, Marathon Value Portfolio, RiverGuide Fund, StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund, together referred to as the "Funds") as of December 23, 2002. This financial statement is the responsibility of management of the Trust. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of December 23, 2002, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Funds, constituting the Trust, as of December 23, 2002, in conformity with accounting principles generally accepted in the United States of America.


                                                        /s/

                                           Crowe, Chizek and Company LLP


Indianapolis, Indiana
December 30, 2002

                                                 StoneRidge Funds




Prospectus dated December , 2002


StoneRidge Equity Fund
StoneRidge Small Cap Growth Fund
StoneRidge Bond Fund

c/o Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana  46204
(800) 441-6978






























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.





                                                 TABLE OF CONTENTS



                                                                            PAGE

StoneRidge Equity Fund..........................................................

StoneRidge Small Cap Growth Fund................................................

StoneRidge Bond Fund............................................................

Fees and Expenses of the Funds..................................................

How To Buy Shares...............................................................

How To Redeem Shares............................................................

Determination of Net Asset Value................................................

Dividends, Distributions and Taxes..............................................

Management of the Fund..........................................................

Financial Highlights............................................................

Privacy Policy..................................................................

For More Information..................................................Back Cover

                                                        21
STONERIDGE EQUITY FUND

Investment Objective
      The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term.


Principal Strategies
      The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $2 billion or more) that the Fund's adviser believes will outperform other stocks. In making stock selections, the adviser first uses a proprietary multi-factor screening tool which focuses on earnings, the adviser's assessment (using quantitative screening techniques) of whether the stock is valued appropriately by the market and technical factors (such as the performance of the stock compared to other stocks over various time periods). To make its final selections, the adviser then examines fundamental characteristics (such as industry conditions and outlook, market position and management's ability and reputation) of the companies and technical aspects (such as price and volume behavior) of the stocks. The Fund will normally invest at least 80% of its assets in equity securities of U.S. companies.


      The Fund may sell a stock if the adviser believes the company's prospects have declined, if the adviser learns negative information about the company's underlying fundamentals, or to rebalance the composition of the Fund's portfolio.

Principal Risks of Investing in the Fund
o Company risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.


o Mid-Cap Company Risk. The Fund may invest in the common stocks of medium capitalization ("mid-cap") companies, which may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The adviser's assessment of mid-cap companies may prove incorrect, or the prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a mid-cap stock and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.


o Market risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Volatility risk. Common stocks tend to be more volatile than other investment choices.
o Portfolio turnover risk. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?
      The Fund may be a suitable investment for:
o long term investors seeking a Fund with a total return investment strategy
o investors willing to accept price fluctuations in their investment
o investors who can tolerate the greater risks associated with common stock investments

How the Fund Has Performed


      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. On January 3, 2003, the Fund acquired all of the assets and liabilities of The StoneRidge Equity Fund, a series of the AmeriPrime Advisors Trust as part of a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. The table shows how the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index.


StoneRidge Equity Year by Year Total Return
As of December 31st of Each Year

2000 - 2.01%, 2001 - (17.46%)




         During the period shown, the highest return for a quarter was 10.73% (4th quarter, 2001); and the lowest return was -23.35% (3rd quarter, 2001).


       The Fund's year to date return as of September 30, 2002 was -39.39%


                                           AVERAGE ANNUAL TOTAL RETURNS
                                     (for the periods ended December 31, 2001)


                                                                                                        Since Inception
The Fund                                                                              1 Year            (October 1, 1999)
                                                                                      ------            -----------------
     Return Before Taxes . . . . . . . . . . . . . . . . . . . . . . . . . .          -17.46%                -1.00%
     Return After Taxes on Distributions1 . . . . . . . . . . . . . . . . .           -18.83%                -4.08%
     Return After Taxes on Distributions and
     Sale of Fund Shares . . . . . . . . . . . . . . . . . . . . . . . . . .          -12.18%                -0.69%
Indexes (reflects no deductions for fees, expenses and taxes)
      S&P 500 Index . . . . . . . . . . . . . . . . . . . . . . . . . .               -11.96%                -3.67%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.




STONERIDGE SMALL CAP GROWTH FUND

Investment Objective

      The investment objective of the StoneRidge Small Cap Growth Fund (formerly the StoneRidge Small Cap Equity Fund) is capital growth over the long term.

Principal Strategies


      The Fund invests primarily in common stocks of small capitalization U.S. companies (those with a market capitalization between $100 million and $2 billion) that the Fund's adviser believes will outperform other stocks. In making stock selections, the adviser first uses a proprietary multi-factor screening tool which focuses on earnings, the adviser's assessment (using quantitative screening techniques) of whether the stock is valued appropriately by the market and technical factors (such as the performance of the stock compared to other stocks over various time periods). To make its final selections, the adviser then examines fundamental characteristics (such as industry conditions and outlook, market position and management's ability and reputation) of the companies and technical aspects (such as price and volume behavior) of the stocks. In addition, it is possible that a significant portion of the Fund's portfolio may be invested in initial public offerings (IPOs). The adviser will select IPOs based on the above-described fundamental characteristics of the companies. The Fund will normally invest at least 80% of its assets in equity securities of small capitalization U.S. companies.


      The Fund may sell a stock if the adviser believes the company's prospects have declined, if the adviser learns negative information about the company's underlying fundamentals or to rebalance the composition of the Fund's portfolio.

Principal Risks of Investing in the Fund

o Small company risk. The risks associated with investing in smaller companies include:
o The earnings and prospects of smaller companies are more volatile than larger companies.
o Smaller companies may experience higher failure rates than do larger companies.
o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
o Smaller companies may have limited markets, product lines or financial resources and may lack management depth. These factors could negatively affect the price of the stock and reduce the value of the Fund.
o IPO risk. Most IPOs involve a high degree of risk not normally associated with an investment in more seasoned companies.
o Because most IPOs involve smaller companies, the risk factors described above apply to IPOs. o Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.
o Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.
o The IPO market tends to favor certain industry sectors. As a result, the Fund may invest a significant portion of its assets in those favored sectors (such as technology or communications). Companies within a sector may share common characteristics and are likely to react similarly to negative market, regulatory or economic developments. A negative development that affects one stock in a sector could affect the value of all stocks in the Fund's portfolio that are in that sector.
o Liquidity risk. Smaller companies are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.
o Company risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Portfolio turnover risk. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o        The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?
      The Fund may be suitable for:
o long term investors seeking a fund with a growth investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the risks associated with common stock investments o investors willing to accept the greater market price fluctuations of smaller companies

How the Fund Has Performed


      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. On January 3, 2003, the Fund acquired all of the assets and liabilities of The StoneRidge Small Cap Growth Fund, a series of the AmeriPrime Advisors Trust as part of a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. The table shows how the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index.




                                    [CHART OMITTED]


                          2000 - (9.65%), 2001 - 0.43%


      During the period shown, the highest return for a quarter was 39.28% (4th quarter, 2001); and the lowest return was -34.51% (3rd quarter, 2001).


       The Fund's year to date return as of September 30, 2002 was -51.80%


                                           AVERAGE ANNUAL TOTAL RETURNS
                                     (for the periods ended December 31, 2001)

                                                                                                        Since Inception
The Fund                                                                              1 Year            (October 1, 1999)
                                                                                      ------            -----------------
     Return Before Taxes . . . . . . . . . . . . . . . . . . . . . . . . . .           0.43%                  1.08%
     Return After Taxes on Distributions1 . . . . . . . . . . . . . . . . .            0.43%                  5.52%
     Return After Taxes on Distributions and
     Sale of Fund Shares . . . . . . . . . . . . . . . . . . . . . . . . . .          -1.74%                  8.03%
Indexes (reflects no deductions for fees, expenses and taxes)
      Russell 2000 Growth  Index . . . . . . . . . . . . . . . . . . . . . .          -9.23%                 -2.30%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.


STONERIDGE BOND FUND

Investment Objective

      The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital.

Principal Strategies

      The Fund invests primarily in a broad range of investment grade fixed income securities. These include bonds, notes, mortgage-backed securities, corporate debt, government securities, municipal securities, and short term obligations, such as commercial paper and repurchase agreements. The Fund's adviser typically selects intermediate term fixed income securities (those with maturities of three to ten years), based on the available yield at various maturity levels. The Fund will normally invest at least 80 % if its assets in fixed income securities.

Principal Risks of Investing in the Fund

o Interest rate risk. The value of your investment may decrease when interest rates rise.
o Duration risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o Credit risk. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
o Prepayment and extension risk. As interest rates decline, the issuers of securities held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks because the Fund invests in mortgage-backed securities.
o Government risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall.
o The United States Government's guarantee of ultimate payment of principal and timely payment of interest of the United States Government securities owned by a Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o        The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

      The Fund may be a suitable investment for:
o long term investors seeking a fund with an income and capital preservation strategy o investors seeking to diversify their holdings with bonds and other fixed income securities o investors seeking higher potential returns than a money market fund. o investors willing to accept price fluctuations in their investments.

How the Fund Has Performed


      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. On January 3, 2003, the Fund acquired all of the assets and liabilities of The StoneRidge Bond Fund, a series of the AmeriPrime Advisors Trust as part of a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. The table shows how the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index.

                                [CHART OMITTED]

                           2000 - 9.30%, 2001 - 7.24%

      During the period shown, the highest return for a quarter was 3.54% (4th quarter, 2000); and the lowest return was 0.17% (4th quarter, 2001).

        The Fund's year to date return as of September 30, 2002 was 1.83%

                                 AVERAGE ANNUAL TOTAL RETURNS
                          (for the periods ended December 31, 2001)

                                                                                                        Since Inception
The Fund                                                                              1 Year            (October 1, 1999)
                                                                                      ------            -----------------
     Return Before Taxes . . . . . . . . . . . . . . . . . . . . . . . . . .           7.24%                  7.70%
     Return After Taxes on Distributions1 . . . . . . . . . . . . . . . . .            4.69%                  5.17%
     Return After Taxes on Distributions and
     Sale of Fund Shares . . . . . . . . . . . . . . . . . . . . . . . . . .           2.35%                  4.91%
Indexes (reflects no deductions for fees, expenses and taxes)
      Lehman Intermediate Government Credit Index . . . . . . . . . . . . .            9.35%                  8.95%

 1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

General


      Each Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives.

      Although it is not a principal strategy, the Equity Fund may invest in initial public offerings (IPOs). The risks of investing in IPOs are described above in connection with the Small Cap Growth Fund


                  The investment objective and strategies of any Fund may be changed without shareholder approval, except that the Equity Fund, the Small Cap Growth Fund and the Bond Fund each may not change its policy of normally investing at least 80% of its assets in equity securities of U.S. companies, equity securities of small capitalization U.S. companies, and fixed income securities, respectively, without shareholder approval.






                         FEES AND EXPENSES OF THE FUNDS

      The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.


                                                                                      Small Cap
Shareholder Fees                                                Equity Fund           Growth Fund         Bond
Fund
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                     NONE                  NONE                NONE
      Imposed on Purchases
Maximum Deferred Sales Charge (Load)                            NONE                  NONE                NONE
Redemption Fee1                                                 2.00%                 2.00%               2.00%

                                                                                      Small Cap
Annual Fund Operating Expenses                                  Equity Fund           Growth Fund         Bond
Fund
 (expenses that are deducted from Fund assets)
Management Fee                                                  0.60%                  1.00 %             0.40 %
Distribution and/or Service (12b-1) Fees                        NONE                   NONE               NONE
Other Expenses                                                  2.13%                  0.52%              0.49%
Total Annual Fund Operating Expenses                            2.73%                  1.52%              0.89%
Expense Reimbursement2                                          1.83%                  0.27%              0.24%
Net Expenses                                                    0.90%                  1.25%              0.65%

1If you redeem your shares within 30 days of purchase you will be charged a 2.00% redemption fee. However, if you redeem your shares after the 30-day period there is no redemption fee. Exceptions may be granted to shareholders at the discretion of the investment adviser. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2The Funds' adviser has contractually agreed to waive fees and/or reimburse expenses(excluding brokerage costs; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) through December 31, 2003 to maintain "Net Expenses" as follows: Equity Fund, 0.90 %; Small Cap Growth Fund, 1.25 %; Bond Fund, 0.65%.


Example:

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.


      The example assumes that you invest $10,000 in a Fund for the time period indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                         1 year      3 years           5 years          10 years
                         ------      -------           -------          --------
Equity Fund
If you sold your shares
at the end of the  period  $95       $283              $473              $945
If you remain in the Fund  $95       $283              $473              $945

                         1 year      3 years           5 years          10 years
                         ------      -------           -------          --------
Small Cap Growth Fund
If you sold your shares
at the end of the  period  $131      $394              $656              $1313
If you remain in the Fund  $131      $394              $656              $1313


                         1 year      3 years           5 years          10 years
                         ------      -------           -------          --------
Bond Fund
If you sold your shares
at the end of the  period  $68       $205              $341              $683
If you remain in the Fund  $68       $205              $341              $683




                                HOW TO BUY SHARES

Initial Purchase


      The minimum initial investment in each Fund is $1,000 ($1,000 for qualified retirement accounts and medical savings accounts). The minimum initial investment in each Fund is $1,000 for shareholders participating in the continuing automatic investment plan. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor. A broker may charge transaction fees on the purchase and/or sale of Fund shares.

By Mail
      To be in proper form, your initial purchase request must include:
o a completed and signed the investment application form which accompanies this Prospectus;
o        a check made payable to the appropriate Fund;


Mail the completed application and check to:

U.S. Mail:                         Overnight:
StoneRidge Funds                   StoneRidge Funds
c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
P.O. Box 6110                      431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110  Indianapolis, Indiana  46204

By Wire
      You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at (800) 441-6978 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         Huntington Bank, N.A.
         ABA #044000024
         Attn: StoneRidge Funds
         D.D.A.#  01892204709
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)


      You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of any Fund (subject to a minimum $1,000) by mail, wire or automatic investment. Each additional mail purchase request must contain:
o your name
o the name of your account(s),
o your account number(s),
o the name of the Fund
o a check made payable to the Fund


Checks should be sent to the StoneRidge Funds at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.


Automatic Investment Plan


      You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. The minimum initial investment is $1,000. Subsequent investments of $100 or more may be made monthly to allow dollar-cost averaging. You can have these funds automatically deducted from your checking account. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

      Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees at (800) 441-6978.

Other Purchase Information

      Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.


                              HOW TO REDEEM SHARES


      You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.


         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request must be in proper form and should be addressed to:

U.S. Mail:                         Overnight:
StoneRidge Funds                   StoneRidge Funds
c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
P.O. Box 6110                      431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110  Indianapolis, Indiana  46204

      "Proper form" means your request for a redemption must include: o the Fund name and account number, o account name(s) and address, o the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(800) 441-6978 if you have questions. At the discretion of the Funds or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

      By Telephone - You may redeem any part of your account in a Fund by calling the transfer agent at (800) 441-6978. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Funds may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

      Early Redemption Fee - The Funds charge a redemption fee of 2.00% of the current net asset value of shares redeemed if the shares are owned 30 days or less. The fee is charged for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee applies to shares being redeemed in the order in which they were purchased. The Funds reserve the right to modify the terms of or terminate the fee at any time. The fee is waived for:

o an account registered as either an Individual Retirement Account or a tax-qualified retirement plan on the books of the Funds' transfer agent or on the books of certain other third parties that are authorized agents of the Funds;
o   and shares purchased with reinvested capital gain or dividend distributions.

      If you purchase shares through a broker-dealer or other financial intermediary who maintains your individual account on its books and an omnibus account with the Funds' transfer agent, your recordkeeper may not be able to apply the fee waiver in all of the circumstances discussed above. Before purchasing shares, please check with the Funds to determine if the fee waiver is available. Exceptions may be granted to shareholders at the discretion of the investment adviser.


      Additional Information - If you are not certain of the requirements for a redemption, please call the transfer agent at (800) 441-6978. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.


      Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Funds' assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

      The StoneRidge Equity and Small Cap Growth Funds typically distribute substantially all of their net investment income in the form of dividends to its shareholders annually. The StoneRidge Bond Fund typically declares substantially all of its net investment income as dividends to its shareholders on a monthly basis and pays such dividends monthly. Each Fund typically distributes its net long term capital gains and its net short term capital gains annually. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Funds may be eligible in part for the dividends received deduction for corporations.

Taxes
         Investment income distributed by the Funds generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Funds on an annual basis.

         The Funds will distribute net capital gains to their shareholders normally once a year. Capital gains are generated when the Funds sells their assets for a profit. Capital gains are taxed differently depending on how long the Funds have held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds' shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                      Tax Status

Income dividends                         Ordinary income rate

Short-term capital gain distributions    Ordinary income rate

Long-term                                capital gain
                                         distributions
                                         Capital gains rate
                                         - maximum 20% on
                                         non-corporate
                                         taxpayers; in
                                         certain cases,
                                         capital gain
                                         distributions
                                         relating to assets
                                         held more than five
                                         years are taxable
                                         at even lower
                                         capital gains rates

Sales of shares
(including redemptions) owned            Long-term capital gains or losses
more than one year                       (capital gains rate - maximum 20% on
                                         non-corporate
                                         taxpayers; in
                                         certain cases,
                                         shares owned more
                                         than five years are
                                         subject to even
                                         lower capital gains
                                         rates)

Sales of shares
(including redemptions) owned             Gains are taxed at the same rate
for one year or less                      as ordinary income; losses are subject
                                          to special rules

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.


                             MANAGEMENT OF THE FUNDS


      StoneRidge Investment Partners, LLC, 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, serves as investment adviser to the Funds. In this capacity, StoneRidge Investment Partners is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio and managing the Funds' business affairs. StoneRidge Investment Partners, LLC was formed in 1999. For the fiscal year ended August 31, 2002, the adviser received an annual fee from the predecessors to the Funds (based on average daily net assets) as follows: Equity Fund, 0.60 %; Small Cap Growth Fund, 1.00 %; Bond Fund, 0.40%.


      A team of investment professionals is responsible for the day-to-day management of the Bond Fund, Equity Fund and the Small Cap Growth Fund. This team is comprised of the following individuals:

Joseph E. Stocke, CFA Mr. Stocke, a managing director and co-founder of the adviser, was Chief Investment Officer and head of equity investment at Meridian Investment Company. Mr. Stocke has over 18 years of investment experience and was with Meridian from 1983 to 1999.

Philip H. Brown II, CFA Mr. Brown is a managing director and co-founder of the adviser. Mr. Brown was President of Meridian Investment Company where he also served as an equity portfolio manager. He was with Meridian from 1983 to 1999 and has over 30 years of investment experience.

Lester Rich, CFA Mr. Rich, a managing director and co-founder of the adviser, was an equity portfolio manager at Meridian Investment Company. Mr. Rich has over 18 years of investment experience and was with Meridian from 1990 until 1999.

Daniel H. Cook Mr. Cook, a managing director and co-founder of the adviser, was an equity portfolio manager at Meridian Investment Company. Mr. Cook was with Meridian from 1986 to 1999 and has over 15 years of investment experience.

Karen L. Bashore Ms. Bashore is a member of the equity portfolio management team at the advisor and served in the same capacity at Meridian Investment Company. Ms. Bashore was with Meridian from 1986 to 1999 and has over 15 years of investment experience.

David M. Killian Mr. Killian is responsible for the day-to-day management of the Bond Fund. Prior to joining the adviser in 1999, he was Vice President and fixed income portfolio manager for First Union National Bank, where he managed nearly $1 billion for individual clients. Mr. Killian joined First Union in 1993 and has 9 years of investment experience.



                              FINANCIAL HIGHLIGHTS

      The following tables are intended to help you better understand the financial performance of the Funds. On January 3, 2003, each of the Funds entered into a tax-free reorganization. In this reorganization, StoneRidge Equity Fund acquired all of the assets and liabilities of StoneRidge Equity Fund, a series of the AmeriPrime Advisors Trust. StoneRidge Small Cap Growth Fund acquired all of the assets and liabilities of another series of the AmeriPrime Advisors Trust, StoneRidge Small Cap Growth Fund. In addition, StoneRidge Bond Fund acquired all of the assets and liabilities of an additional series of AmeriPrime Advisors Trust called StoneRidge Bond Fund. The following tables reflect the financial performance of each of these predecessor funds. Certain information reflects financial results for a single share of these predecessor funds. The total returns represent the rate you would have earned (or lost) on an investment in the applicable predecessor fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the predecessor funds' financial statements, are included in the predecessor funds' annual report, which is available from the Funds upon request.




                                                                           StoneRidge
                                                                            Bond Fund
                                                      ------------------------------------------------------


                                                           Year               Year          For the Period
                                                          Ended              Ended               Ended
                                                         8/31/02            8/31/01           8/31/00 (a)
                                                      ---------------   ------------------------------------


Net Asset Value, beginning of period                  $       10.47    $        9.98     $       10.00
Income from Investment Operations:

Net investment income (loss)                                   0.53             0.60              0.52
                                                      --------------    ---------------   ---------------
Net realized and unrealized gain
  (loss) on investments                                       (0.32)            0.48             (0.02)
                                                      ---------------   -----------------   ----------------
Total from investment operations                               0.21             1.08              0.50
                                                      ---------------   -----------------   ----------------
Less Distributions:

From net investment income                                    (0.53)           (0.59)            (0.52)
From realized capital gains                                   (0.09)            0.00              0.00
                                                      ---------------   -----------------   ----------------

Total distributions                                           (0.62)           (0.59)            (0.52)
                                                      ---------------   -----------------   ----------------
=============

=============
Net Asset Value, end of period                        $       10.06     $     10.47        $     9.98
                                                      ===============   =================   ================

=============
Total Return                                                  2.00%           11.16%             5.21%(b)

Ratios/Supplemental Data:
Net assets, end of period (000)                       $      23,187     $     21,815       $    18,852
                                                      ---------------    ---------------     ---------------
Ratio of expenses to average net assets                       0.65%            0.65%             0.65%(c)
Ratio of expenses to average net assets
  before waivers and reimbursements                           0.89%            0.91%             0.93%(c)
Ratio of net investment income (loss)
  to average net assets                                       5.11%            5.85%             5.88%(c)
Ratio of net investment income (loss) to average
  net assets before waivers and reimbursements                4.88%            5.60%             5.59%(c)
Portfolio turnover                                           63.00%           66.33%           137.78%


(a) For the period October 13, 1999 (commencement of operations) to August 31,
2000. (b) For period of less than a full year, total return is not annualized.
(c) Annualized.









                                                                           StoneRidge
                                                                           Equity Fund
                                                      ------------------------------------------------------


                                                           Year               Year          For the Period
                                                          Ended              Ended               Ended
                                                         8/31/02            8/31/01           8/31/00 (a)
                                                      ---------------   ------------------------------------


Net Asset Value, beginning of period                  $       7.48      $      13.68       $      10.00
                                                      =============     =============      =============


Income from Investment Operations:

Net investment income (loss)                                  0.02              0.01               0.03
Net realized and unrealized gain
 (loss) on investments                                       (2.50)            (3.10)              3.66
                                                      ---------------   -----------------   ----------------

Total from investment operations                             (2.48)            (3.09)              3.69
                                                      ---------------   -----------------   ----------------

Less Distributions:
From net investment income                                   (0.01)            (0.03)             (0.01)

From realized capital gains                                  (0.35)            (3.08)              0.00
                                                      ---------------   ---------------   -----------------
Total distributions                                          (0.36)            (3.11)             (0.01)
                                                      ---------------   -----------------   ----------------

Net Asset Value, end of period                        $       4.64     $        7.48        $     13.68
                                                      ===============   =================   ================

Total Return                                                (34.63)%          (25.80)%            36.93%(b)

Ratios/Supplemental Data:

Net assets, end of period (000)                        $      3,318      $     4,809         $     5,813
                                                      ---------------   -----------------    ---------------
Ratio of expenses to average net assets                       0.90%            0.90%               0.90%(c)
Ratio of expenses to average net assets
  before waivers and reimbursements                           2.73%            2.39%               2.44%(c)
Ratio of net investment income (loss)
  to average net assets                                       0.26%            0.10%               0.26%(c)
Ratio of net investment income (loss) to average
  net assets before waivers and reimbursements               (1.56)%          (1.38)%             (1.28)%(c)
Portfolio turnover                                           51.64%          105.93%             127.80%


(a) For the period October 1, 1999 (commencement of operations) to August 31,
2000. (b) For period of less than a full year, total return is not annualized.
(c) Annualized.









                                                                           StoneRidge
                                                                      Small Cap Growth Fund
                                                      ------------------------------------------------------


                                                           Year               Year          For the Period
                                                          Ended              Ended               Ended
                                                         08/31/02           08/31/01          8/31/00 (a)
                                                      ---------------   -----------------   ----------------


Net Asset Value, beginning of period                  $         6.07      $       17.01      $        10.00
                                                      ================    ===============    ===============
Income from Investment Operations:

Net investment income (loss)                                   (0.05)             (0.07)              (0.09)
Net realized and unrealized gain

  (loss) on investments                                        (2.26)             (5.57)               7.24
                                                      ---------------   -----------------   ----------------

Total from investment operations                               (2.31)             (5.64)               7.15
                                                      ---------------   -----------------   ----------------
Less Distributions:
From net investment income                                      0.00               0.00               (0.01)

From realized capital gains                                     0.00              (5.30)              (0.13)
                                                      ----------------    ---------------   -----------------
Total distributions                                             0.00              (5.30)              (0.14)
                                                      ----------------   -----------------   ----------------


Net Asset Value, end of period                         $        3.76    $          6.07     $          7.01
                                                      ===============   =================   ================

Total Return                                                  (38.06)%           (36.96)%             71.94%(b)

Ratios/Supplemental Data:
  Net assets, end of period (000)                     $        23,090   $         20,782     $        19,047
                                                      ---------------   -----------------    ----------------
Ratio of expenses to average net assets                        1.25%               1.25%              1.25%(c)
Ratio of net investment income
  to average net assets                                        1.52%               1.53%              1.78%(c)
Ratio of expenses to average net assets
  before waivers and reimbursements                           (1.00)%             (0.91)%            (0.70)%(c)
Ratio of net investment income (loss) to average
  net assets before waivers and reimbursements                (1.27)%             (1.19)%            (1.23)%(c)
Portfolio turnover                                            71.97%             146.06%            233.01%


(a) For the period October 1, 1999 (commencement of operations) to August 31,
2000. (b) For period of less than a full year, total return is not annualized.
(c) Annualized.

                                 PRIVACY POLICY

     The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              For More Information

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Shareholder reports contain management's discussion of market conditions and investment strategies that significantly affected the Funds' performance results as of the Funds' latest semi-annual or annual fiscal year end.

      Call the Funds at (800) 441-6978 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.













Investment Company Act #811-21237

                              Unified Series Trust

                             StoneRidge Equity Fund
                        StoneRidge Small Cap Growth Fund
                              StoneRidge Bond Fund

                       STATEMENT OF ADDITIONAL INFORMATION


                                 December , 2002


      This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of AmeriPrime Advisors Trust dated December , 2002. This SAI incorporates by reference the StoneRidge Family of Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2002. A free copy of the Prospectus or annual report can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling (800)441-6978.

TABLE OF CONTENTS                                                           PAGE

DESCRIPTION OF THE TRUST AND THE FUND...........................................
-------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS...........
---------------------------------------------------------------------

INVESTMENT LIMITATIONS..........................................................
----------------------

THE INVESTMENT ADVISOR..........................................................
----------------------

TRUSTEES AND OFFICERS...........................................................
---------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................
------------------------------------

DETERMINATION OF SHARE PRICE....................................................
----------------------------

ADDITIONAL TAX INFORMATION......................................................

INVESTMENT PERFORMANCE..........................................................
----------------------

STATUS AND TAXATION OF THE FUND.................................................
-------------------------------

CUSTODIAN.......................................................................
---------

FUND SERVICES...................................................................
-------------

ACCOUNTANTS.....................................................................
-----------

DISTRIBUTOR.....................................................................
-----------

FINANCIAL STATEMENTS............................................................
--------------------

DESCRIPTION OF THE TRUST AND THE FUND



      The StoneRidge Equity Fund, StoneRidge Small Cap Growth Fund and StoneRidge Bond Fund (each a "Fund" or collectively, the "Funds") were organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to each Fund is StoneRidge Investment Partners, LLC (the "Advisor"). The predecessor funds of the StoneRidge Equity Fund, the StoneRidge Small Cap Growth Fund and the StoneRidge Bond Fund commenced operations on October 1, 1999, October 1, 1999, and October 13, 1999, respectively.

      On January 3, 2003, each of the Funds entered into a tax-free reorganization. In this reorganization, The StoneRidge Equity Fund acquired all of the assets and liabilities of The StoneRidge Equity Fund, a series of the AmeriPrime Advisors Trust (the "Equity Predecessor Fund"). The StoneRidge Small Cap Growth Fund acquired all of the assets and liabilities of another series of the AmeriPrime Advisors Trust, The StoneRidge Small Cap Growth Fund ("Small Cap Predecessor Fund") in the reorganization. In addition, The StoneRidge Bond Fund acquired all of the assets and liabilities of an additional series of AmeriPrime Advisors Trust called The StoneRidge Bond Fund (the "Bond Predecessor Fund"). Each of the predecessor funds are referred to collectively as the "Predecessor Funds."


      Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series, and the rights of shares of any other series, are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


      As of December 11, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Predecessor Equity Fund: First Union National Bank TTEE, 1525 West WT Harris Blvd 3C4 NC-1151, Charlotte, NC 28288-1151 - 71.29%; Philip H. Brown II, CFA, 1014 Chiswell Drive, Downington, PA 19335-4149 - 7.25%

      As of December 11, 2002, Predecessor Equity Fund: First Union National Bank may be deemed to control the StoneRidge Equity Fund as a result of its beneficial ownership of the shares of the Predecessor Equity Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

      As of December 11, 2002, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the Predecessor Equity Fund.

      As of December 11, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Predecessor Small Cap Fund:
Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104 -30.55%; First Union National Bank TTEE, 1525 West WT Harris Blvd 3C4 NC-1151, Charlotte, NC 28288-1151 - 9.79%; Firth Third Bank, P.O. Box 630074, Cincinnati, OH 45263 -
12.78%; Grove US LLC, 1565 Buchanan Trail East, P.O. Box 21, Shady Grove, PA 17256 - 12.12%; State Street Bank & Trust Co., 125 SunnyNoll Court Ste 200, Winston Salem, NC 27106 - 6.36%; Adena Health System, 272 Hospital Road, Chillicothe, OH 45601 - 5.11%.

      As of December 10, 2002, Charles Schwab & Co. may be deemed to control the StoneRidge Small Cap Growth Fund as a result of its beneficial ownership of the shares of the Predecessor Small Cap Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

      As of December 10, 2002, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the Predecessor Small Cap Fund.

      As of December 10, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Predecessor Bond Fund: First Union National Bank TTEE, 1525 West WT Harris Blvd Chg NC-1151, Charlotte, NC 28288-1151 - 98.82%.

      As of December 10, 2002, First Union National Bank may be deemed to control the StoneRidge Bond Fund as a result of its beneficial ownership of the shares of the Predecessor Bond Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

      As of December 10, 2002, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the Predecessor Bond Fund.

      For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and "Determination of Share Price" in this Statement of Additional Information.

         The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         ustomer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.



ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

      A. Equity Securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts ("ADR's"), rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

      B. Corporate Debt Securities. Each Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Equity Fund and the Small Cap Growth Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Bond Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 5%.

      C. Municipal Securities. The Bond Fund may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

      The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

      The Advisor considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Equity Fund and the Small Cap Growth Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Bond Fund will not will invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 5%.

      D. U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

      E. Mortgage-Backed Securities. Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Bond Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Bond Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Bond Fund at lower rates of return.


      F. Collateralized Mortgage Obligations (CMOs). The Bond Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

      G. Zero Coupon and Pay in Kind Bonds. Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.


      The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

      Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

      H. Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

         (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

         (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      I. Asset-Backed and Receivable-Backed Securities. Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificateholder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. No Fund will invest more than 5% of its net assets in asset-backed or receivable-backed securities.

      J. Loans of Portfolio Securities. Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund's net assets.

      K. Foreign Securities. The Equity Fund and Small Cap Growth Fund may invest in foreign equity securities through the purchase of American Depositary Receipts. American Depositary Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. The Bond Fund may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Advisor to be comparable in quality to investment grade domestic securities. No Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 10% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

      L. Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

     2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

      3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.


       8. Diversification. No Fund will invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of such Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.


      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Limitations-Fundamental" above).

      1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4. Options. The Funds will not purchase or sell puts, calls, options or straddles.

      5. Illiquid Investments. The Funds will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISOR


     The Advisor is StoneRidge Investment Partners, L.L.C., 7 Great Valley Parkway, Suite 290, Malvern, PA 19355. Joseph E. Stocke, CFA, Philip H. Brown II, CFA, Lester Rich, CFA, Daniel H. Cook, and Christopher Thorsheim are the controlling members of the Advisor.

      Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: StoneRidge Equity Fund, 0.60%; StoneRidge Small Cap Growth Fund, 1.00%; StoneRidge Bond Fund, 0.40%. The Advisor has contractually agreed to waive fees and/or reimburse expenses through December 31, 2003 to maintain each Fund's total operating expenses (excluding interest, taxes, and extraordianary expenses) as follows: Equity Fund, 0.90 %; Small Cap Growth Fund, 1.25 %; Bond Fund, 0.65%.

      The following table describes the advisory fees paid to the Advisor by the Predecessor Funds for the last three fiscal periods.


==================================== =============================== ================================= =============================
                                          Fiscal Period Ended               Fiscal Year Ended              Fiscal Period Ended
         Predecessor Fund                   August 31, 2000                  August 31, 2001                 August 31, 2002
------------------------------------ ------------------------------- --------------------------------- -----------------------------
------------------------------------ ------------------------------- --------------------------------- -----------------------------
Equity Fund1                                    $ 27,017                         $ 30,955                        $ 25,396
------------------------------------ ------------------------------- --------------------------------- -----------------------------
------------------------------------ ------------------------------- --------------------------------- -----------------------------
Small Cap Growth Fund1                          $122,345                         $211,753                        $243,136
------------------------------------ ------------------------------- --------------------------------- -----------------------------
------------------------------------ ------------------------------- --------------------------------- -----------------------------
Bond Fund2                                      $ 69,831                         $ 80,875                        $ 90,629
==================================== =============================== ================================= =============================


1  Commenced operations October 1, 1999.
2  Commenced operations October 13, 1999.

StoneRidge Equity

         The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

         The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Adviser provide the Board with copies of the Adviser's most recent financial statements, a description of the Adviser's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

         At the meeting, counsel to the Trust reviewed the fee proposed to be paid to the Advisor and the Advisor's agreement to waive fees and/or reimburse expenses (excluding brokerage commissions, taxes, interest and extraordinary expenses) to maintain the Fund's total annual operating expenses at 0.90% of its average daily net assets. The Trustees reviewed the Predecessor Fund's performance for the three years, one year and one month ended November 30, 2002. Mr. Hippenstiel, an Independent Trustee, noted that the Advisor is owned by a financially stable group, and that the Predecessor Fund had not had any problems with the Advisor. He noted that the Predecessor Fund had underperformed the S&P 500 for the one-year period, but that the Predecessor Fund had outperformed the S&P 500 (before taxes) since its inception (October 1, 1999).

StoneRidge Small-Cap

         The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

         The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Adviser provide the Board with copies of the Adviser's most recent financial statements, a description of the Adviser's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

         At the meeting, counsel to the Trust reviewed the fee proposed to be paid to the Advisor and the Advisor's agreement to waive fees and/or reimburse the expenses (excluding brokerage commissions, taxes, interest and extraordinary expenses) to maintain the Fund's total annual operating expenses at 1.25% of its average daily net assets. The Trustees reviewed the Predecessor Fund's performance for the three years, one year and one month ended November 30, 2002. Mr. Hippenstiel, an Independent Trustee, noted that the Advisor is owned by a financially stable group, and that the Predecessor Fund had not had any problems with the Advisor. He noted that the Predecessor Fund had substantially outperformed the NASDAQ for the three-year period ended November 30, 2002, -16.8% versus the NASDAQ's -23% return.

StoneRidge Bond

         The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

         The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Adviser provide the Board with copies of the Adviser's most recent financial statements, a description of the Adviser's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

         At the meeting, counsel to the Trust reviewed the fee proposed to be paid to the Advisor and the Advisor's agreement to waive fees and/or reimburse expenses (excluding brokerage commissions, taxes, interest and extraordinary expenses) to maintain the Fund's total annual operating expenses at 0.65% of its average daily net assets. The Trustees reviewed the Predecessor Fund's performance for the three years, one year and one month ended November 30, 2002. Mr. Hippenstiel, an Independent Trustee, noted that the Advisor is owned by a financially stable group, and that the Predecessor Fund had not had any problems with the Advisor. He noted that the Predecessor Fund had underperformed the Lehman Intermediate Government Credit Index for the one-year period ended November 30, 2002, 6.5% v. 9.3% for the index.


         As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Funds and their shareholders.

      The Advisor retains the right to use the name "StoneRidge" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "StoneRidge" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


---------------------------------------------- -------------------------------- ---------------------- -----------------------
                                                                                 Term of Office and     Number of Portfolios
            Name, Age and Address                     POSITION(S) HELD                Length of           in Fund Complex(1)
                                                      ================
                                                     WITH FUND COMPLEX 1             Time Served        Overseen by Trustee
                                                     ===================
---------------------------------------------- -------------------------------- ---------------------- -----------------------
---------------------------------------------- -------------------------------- ---------------------- -----------------------
Gary E. Hippenstiel                                        Trustee               Since Inception of              30
600 Jefferson Street                                                                  the Trust
Suite 350
Houston, TX  77002
Year of Birth:  1947
---------------------------------------------- -------------------------------- ---------------------- -----------------------
------------------------------------------------------------------------------- ----------------------------------------------
                  Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
------------------------------------------------------------------------------- ----------------------------------------------
------------------------------------------------------------------------------- ----------------------------------------------
Trustee, AmeriPrime Advisors Trust, July 2002 to present; Trustee, AmeriPrime
None Funds since 1995; Director, Vice President and Chief Investment Officer of
Legacy Trust Company since 1992; President and Director of Heritage Trust
Company from 1994-1996; Vice President and Manager of Investments of Kanaly
Trust Company from 1988 to 1992.
------------------------------------------------------------------------------- ----------------------------------------------
---------------------------------------------- -------------------------------- ---------------------- -----------------------
                                                                                      Length of         Number of Portfolios
            Name, Age and Address                     POSITION(S) HELD               Time Served          in Fund Complex(1)
                                                      ================
                                                     WITH FUND COMPLEX 1                                Overseen by Trustee
                                                     ===================
---------------------------------------------- -------------------------------- ---------------------- -----------------------
---------------------------------------------- -------------------------------- ---------------------- -----------------------
Stephen A. Little                                          Trustee               Since Inception of              30
3647 Totem Lane                                                                       the Trust
Indianapolis, IN 46208
Year of Birth: 1946
---------------------------------------------- -------------------------------- ---------------------- -----------------------
------------------------------------------------------------------------------- ----------------------------------------------
                  Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
------------------------------------------------------------------------------- ----------------------------------------------
------------------------------------------------------------------------------- ----------------------------------------------
President and founder, The Rose, Inc., a registered investment advisor,  since                      None
1992.
------------------------------------------------------------------------------- ----------------------------------------------
---------------------------------------------- -------------------------------- ---------------------- -----------------------
                                                                                      Length of         Number of Portfolios
                                                      POSITION(S) HELD               Time Served          in Fund Complex(1)
            Name, Age and Address                    WITH FUND COMPLEX 1                                Overseen by Trustee
                                                     ===================
---------------------------------------------- -------------------------------- ---------------------- -----------------------
---------------------------------------------- -------------------------------- ---------------------- -----------------------
Daniel Condon                                              Trustee               Since Inception of              30
2385 The Woods Lane                                                                   the Trust
Lexington, KY 40502
Year of Birth: 1950
---------------------------------------------- -------------------------------- ---------------------- -----------------------
------------------------------------------------------------------------------- ----------------------------------------------
                  Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
------------------------------------------------------------------------------- ----------------------------------------------
------------------------------------------------------------------------------- ----------------------------------------------
Vice President and General Manager, International Crankshaft Inc., an None
automotive equipment manufacturing company, 1990 to present; Trustee, The
Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 - 2000.

 (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

         The Trust's Valuation Committee consists of Messrs. Ashburn,
Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee was recently established and held no meetings during the year ended
December 31, 2002.

         The Trust's audit committee consists of Mr. Little, Mr. Condon, and Mr.
Hippenstiel. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers;
overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended December 31, 2002

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


------------------------------------------ ------------------------------- ----------------------- ---------------------------
                                                                             Term of Office and       Number of Portfolios
          Name, Age and Address                   POSITION(S) HELD               Length of              in Fund Complex(1)
                                                WITH FUND COMPLEX 1             Time Served           Overseen by Trustee
------------------------------------------ ------------------------------- ----------------------- ---------------------------
------------------------------------------ ------------------------------- ----------------------- ---------------------------
Timothy L.  Ashburn(2)                        Chairman, President and        Since Inception of                30
1104 Buttonwood Court                                Secretary                   the Trust
Lexington, KY  40515

Year of Birth: 1950
------------------------------------------ ------------------------------- ----------------------- ---------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
                Principal Occupations During Past 5 Years                         Other Directorships Held by Trustee
-------------------------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
Chairman of Unified Financial Services, Inc. since 1989 and Chief             Director of Unified Financial Services, Inc.
Executive Officer from 1989 to 1992 and 1994 to present; President of                          since 1989
Unified Financial Services from November 1997 to April 2000.

-------------------------------------------------------------------------- ---------------------------------------------------
------------------------------------------ ------------------------------- ----------------------- ---------------------------
                                                                             Term of Office and       Number of Portfolios
                                                  POSITION(S) HELD               Length of              in Fund Complex(1)
          Name, Age and Address                 WITH FUND COMPLEX 1             Time Served           Overseen by Trustee
                                                ===================
------------------------------------------ ------------------------------- ----------------------- ---------------------------
------------------------------------------ ------------------------------- ----------------------- ---------------------------
Ronald C. Tritschler(3)                               Trustee                Since Inception of                30
2361 Old Hickory Lane                                                            the Trust
Lexington, KY 40515
Year of Birth: 1952
------------------------------------------ ------------------------------- ----------------------- ---------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
                Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee or Nominee
-------------------------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
Chief Executive Officer and legal counsel for The Webb Companies, a None national real estate company, from 2001 to present; Executive Vice President and
Director from 1990 to 2000; Director, The Lexington Bank, from 1998 to present.
-------------------------------------------------------------------------- ---------------------------------------------------
------------------------------------------ ------------------------------- ----------------------- ---------------------------
                                                                             Term of Office and       Number of Portfolios
          Name, Age and Address                   POSITION(S) HELD               Length of              in Fund Complex(1)
                                                WITH FUND COMPLEX 1             Time Served           Overseen by Trustee
------------------------------------------ ------------------------------- ----------------------- ---------------------------
------------------------------------------ ------------------------------- ----------------------- ---------------------------
Thomas G. Napurano                          Chief Financial Officer and      Since Inception of               N/A
2424 Harrodsburg Road                                Treasurer                   the Trust
Lexington, KY  40503
Year of Birth: 1941
------------------------------------------ ------------------------------- ----------------------- ---------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
                Principal Occupations During Past 5 Years                               Other Directorships Held
-------------------------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                   None
Financial Services, the Trust's administrator; member the board of directors of Unified Financial Services from 1989 to March 2002

-------------------------------------------------------------------------- ---------------------------------------------------
------------------------------------------ ------------------------------- ----------------------- ---------------------------
                                                                             Term of Office and       Number of Portfolios
          Name, Age and Address                   POSITION(S) HELD               Length of              in Fund Complex(1)
                                                WITH FUND COMPLEX 1             Time Served           Overseen by Trustee
------------------------------------------ ------------------------------- ----------------------- ---------------------------
------------------------------------------ ------------------------------- ----------------------- ---------------------------
Carol Highsmith                                   Asst. Secretary            Since Inception of               N/A
431 N. Pennsylvania St.                                                          the Trust
Indianapolis, IN 46204
Year of Birth:  1964
------------------------------------------ ------------------------------- ----------------------- ---------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
                Principal Occupations During Past 5 Years                               Other Directorships Held
-------------------------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------------------------- ---------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present); Vice                          None
President and Asst. Secretary of Lindbergh Funds; Asst. Secretary of
AmeriPrime Funds and AmeriPrime Advisors Trust (October 2002 to present).

-------------------------------------------------------------------------- ---------------------------------------------------


--------------------------------------------------- ---------------------------------- ---------------- -----------------------

(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.
(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.
(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

         The following table provides information regarding shares of the Predecessor Fund and other portfolios of the Fund Complex owned by each Trustee as of October 31, 2002.

   ------------------------------------ -------------------------------------- ----------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                 All Funds Within the Fund Complex(1)
                 Trustee                  Dollar Range of Predecessor Fund
                                                       Shares
   ------------------------------------ -------------------------------------- ----------------------------------------
   ------------------------------------ -------------------------------------- ----------------------------------------
   Gary E. Hippenstiel                                  None                                 $1-$10,000
   ------------------------------------ -------------------------------------- ----------------------------------------
   ------------------------------------ -------------------------------------- ----------------------------------------
   Timothy L. Ashburn                                   None                                    None
   ------------------------------------ -------------------------------------- ----------------------------------------
   ------------------------------------ -------------------------------------- ----------------------------------------
   Ronald Tritschler                                    None                                    None
   ------------------------------------ -------------------------------------- ----------------------------------------
   ------------------------------------ -------------------------------------- ----------------------------------------
   Stephen Little                                       None                                    None
   ------------------------------------ -------------------------------------- ----------------------------------------
   ------------------------------------ -------------------------------------- ----------------------------------------
   Daniel Condon                                        None                                    None
   ------------------------------------ -------------------------------------- ----------------------------------------
(1) As of October 21, 2002, the terms "Fund Complex" refers to AmeriPrime Funds,
AmeriPrime Advisors Trust and the Trust.

                  The Trust has not yet completed its first full fiscal year. An estimate of the compensation to be paid to the Trustees of the Trust for the fiscal year ended December 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays its pro rata share of expenses based on the number of series in the Trust.

================================= ==================== ===================== =================== ======================
                                   Pension or
                                                       Retirement Benefits    Estimated Annual    Total Compensation
                                       Aggregate        Accrued As Part of     Benefits Upon      from Trust and Fund
                                     Compensation         Fund Expenses          Retirement             Complex
                                      from Trust*
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Gary E. Hippenstiel, Trustee            $6,667                  $0                   $0                 $20,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Timothy L. Ashburn, Trustee,            $3,667                  $0                   $0                 $11,000
President and Secretary
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Ronald C. Tritschler, Trustee           $3,667                  $0                   $0                 $11,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Stephen A. Little, Trustee              $4,333                  $0                   $0                 $13,000
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Daniel Condon, Trustee                  $4,333                  $0                   $0                 $13,000

--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Thomas G. Napurano, CFO and             $3,333                  $0                   $0                 $10,000
Treasurer
--------------------------------- -------------------- --------------------- ------------------- ----------------------
--------------------------------- -------------------- --------------------- ------------------- ----------------------

Carol J. Highsmith, Assistant            $667                   $0                   $0                 $2,000
Secretary
================================= ==================== ===================== =================== ======================


PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement. The following table describes the brokerage transactions directed to brokers during the fiscal year ended August 31, 2002 of the Predecessor Funds due to research services provided to the Advisor.


============================================== ======================================= ========================================
                    Fund                               Amount of Transactions                   Brokerage Commissions
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Equity Fund                                                  $1,937,385                                $4,721
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Small Cap Growth Fund                                       $43,250,911                               $191,302
---------------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------------- --------------------------------------- ----------------------------------------
Bond Fund                                                        $0                                      $0
============================================== ======================================= ========================================


============================================= ========================================= =======================================

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.
Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     While each Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. StoneRidge Investment Partners, L.L.C. will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

      When a Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

      The following table describes the brokerage commissions paid by the Predecessor Fund for the last three fiscal periods.


---------------------------------- --------------------------- ------------------------------ ------------------------------
                                      Fiscal Period Ended            Fiscal Year Ended              Fiscal Year Ended
              Fund                      August 31, 2000               August 31, 2001                August 31, 2002
---------------------------------- --------------------------- ------------------------------ ------------------------------
---------------------------------- --------------------------- ------------------------------ ------------------------------
Equity Fund1                                $19,142                       $18,270                        $10,293
---------------------------------- --------------------------- ------------------------------ ------------------------------
---------------------------------- --------------------------- ------------------------------ ------------------------------
Small Cap Growth Fund1                      $210,566                     $255,994                       $208,523
---------------------------------- --------------------------- ------------------------------ ------------------------------
---------------------------------- --------------------------- ------------------------------ ------------------------------
Bond Fund2                                   $3,726                       $12,322                        $9,444
================================== =========================== ============================== ==============================


1  Commenced Operations October 1, 1999.
2  Commenced Operations October 13, 1999.

      The Trust, the Advisor and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE


      The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business ( the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.



Redemption In-Kind

         The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

ADDITIONAL TAX INFORMATION

         The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of August 31, 2002, the Bond Fund had capital loss carryforwards of $3,493, which will expire in 2010. As of August 31, 2002, the Equity Fund had capital loss carryforwards of $123,468, which will expire in 2010. As of August 31, 2002, the Small Cap Growth Fund had capital loss carryforwards of $830,625, which will expire in 2010.

INVESTMENT PERFORMANCE


      Each Fund may periodically advertise "average annual total return." "Average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                  P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

      A Fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    Yield = 2[(a-b/cd+1)6-1]
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period


      Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The Predecessor Bond Fund's yield for the one month period ended August 31, 2002 was 2.04%.

      Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $1,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.


      Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.



         The following table provides information regarding the StoneRidge Funds' performance (for the periods ended August 31, 2002).


-----------------------------------------------------------------------------------------------------------------------------
                             STONERIDGE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
                                                                         1 Year              Since Inception (10/01/99)
---------------------------------------------------------------- ----------------------- ------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
Average Annual Total Return                                             -34.63%                        -13.08%
---------------------------------------------------------------- ----------------------- ------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
Average Annual Total Return After Taxes on Distributions
                                                                        -35.71%                        -15.18%
---------------------------------------------------------------- ----------------------- ------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                             -22.08%                        -9.27%
---------------------------------------------------------------- ----------------------- ------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                        STONERIDGE SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
                                                                         1 Year              Since Inception (10/01/99)
---------------------------------------------------------------- ----------------------- ------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
Average Annual Total Return                                             -38.06%                        -12.75%
---------------------------------------------------------------- ----------------------- ------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
Average Annual Total Return After Taxes on Distributions
                                                                        -38.06%                        -15.56%
---------------------------------------------------------------- ----------------------- ------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                             -24.71%                        -8.34%
---------------------------------------------------------------- ----------------------- ------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                              STONERIDGE BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
                                                                         1 Year              Since Inception (10/13/99)
---------------------------------------------------------------- ----------------------- ------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
Average Annual Total Return                                              2.00%                          6.30%
---------------------------------------------------------------- ----------------------- ------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
Average Annual Total Return After Taxes on Distributions
                                                                         -0.29%                         3.89%
---------------------------------------------------------------- ----------------------- ------------------------------------
---------------------------------------------------------------- ----------------------- ------------------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                              -0.76%                         3.86%
---------------------------------------------------------------- ----------------------- ------------------------------------



      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

      In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

         The Funds also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1. Average Annual Total Return (After Taxes on Distributions):

         P(1+T)n = ATVd

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

                  The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Funds have been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2. Average Annual Total Return (After Taxes on Distributions and Redemption):

         P(1+T)n = ATVdr

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

                  The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Funds have been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

Status and Taxation of the Fund

         The Funds were organized as series of a business trust, but intend to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that they actually will so qualify. If the Funds qualify as a RIC, their dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Funds do qualify as a RIC but (in a particular tax year) distribute less than ninety-eight percent (98%) of their ordinary income and their capital gain net income (as the Code defines each such term), the Funds are subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Funds do not qualify as a RIC, their income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Funds.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Funds must, among other requirements:

o Derive at least ninety percent (90%) of their gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies)
  (the "Income Requirement");
o Diversify their investments in securities within certain statutory limits; and
o Distribute annually to their shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution
  Requirement").

         The Funds may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If they do so, the Funds will have to include in their income each share of the original issue discount that accrues on the securities during the taxable year, even if the Funds receive no corresponding payment on the securities during the year. Because the Funds annually must distribute (a) ninety-eight percent (98%) of their ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of their investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Funds may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash they actually receive. Those distributions would be made from each Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Funds might realize capital gains or losses from any such sales, which would increase or decrease the Funds' investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Funds realize in connection with the hedge. The Funds' income from options, futures, and forward contracts, in each case derived with respect to their business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends a Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Funds will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Funds' distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Funds are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as a long-term instead of a short-term capital loss, to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN


      Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.


FUND SERVICES


      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. Timothy L. Ashburn, a Trustee, and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1250 per Fund) for these transfer agency services.

      In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million).

      Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month).

      The following tables describe the fund accounting and administrative fees paid by each Predecessor Fund during the last two fiscal periods. Prior to October 12, 2000, the administrative fees were paid to AmeriPrime Financial Services, Inc., which merged with Unified on that date.


--------------------------------- --------------------------------------- ------------------------ ------------------------
                                             October 1, 1999
                                       (commencement of operations)          Fiscal Year Ended        Fiscal Year Ended
          Equity Fund                    through August 31, 2000              August 31, 2001          August 31, 2002
          -----------                    -----------------------              ---------------          ---------------

--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Fund Accounting Fees                             $11,700                          $22,724                  $21,100
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Administrative Fees                              $17,682                          $19,420                  $30,000
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Transfer Agency                                  $18,112                          $22,125                  $18,945
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
                                             October 1, 1999
                                       (commencement of operations)          Fiscal Year Ended        Fiscal Year Ended
     Small Cap Growth Fund               through August 31, 2000              August 31, 2001          August 31, 2002
     ---------------------               -----------------------              ---------------          ---------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Fund Accounting Fees                             $15,000                          $28,635                  $30,282
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Administrative Fees                                 $0                            $16,501                  $30,000
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Transfer Agency                                  $18,057                          $21,699                  $51,290
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
                                             October 1, 1999
                                       (commencement of operations)          Fiscal Year Ended        Fiscal Year Ended
           Bond Fund                     through August 31, 2000              August 31, 2001          August 31, 2002
           ---------                     -----------------------              ---------------          ---------------

--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Fund Accounting Fees                             $16,500                          $26,267                  $30,033
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Administrative Fees                                 $0                            $15,579                  $30,000
--------------------------------- --------------------------------------- ------------------------ ------------------------
--------------------------------- --------------------------------------- ------------------------ ------------------------
Transfer Agency                                  $17,362                          $20,028                  $53,754
--------------------------------- --------------------------------------- ------------------------ ------------------------


ACCOUNTANTS

      The firm of Crowe Chizek & Co., LLP, 3815 River Crossing Parkway, Indianapolis, IN, 46240-0977 has been selected as independent public accountants for the Trust for the fiscal year ending August 31, 2003. Crowe Chizek performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy L. Ashburn, (a Trustee of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. Timothy Ashburn and Thomas Napurano, officers of the Trust are officers of Unified Financial Services, Inc. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.


FINANCIAL STATEMENTS


      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Predecessor Funds' Annual Report to the shareholders for the period ended August 31, 2002. The Trust will provide the Annual Report without charge upon written request or request by telephone. The
Trust's seed capital financial statements and independent auditor's report are included in this statement of additional information.


-------------------------------------------------------------------------------------------------------------------

                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                           Ariston Convertible       Auxier          Corbin Small-Cap            GJMB           GLOBALT
                             Securities Fund       Focus Fund          Value Fund            Growth Fund      Growth Fund

ASSETS

  Cash in bank              $           0         $       50,000     $           0           $         0        $        0
                            --------------        --------------     -------------          -------------      ------------

  Total assets              $           0         $       50,000     $           0           $         0        $        0
                            =============         ==============     =============          =============      ============


LIABILITIES

  Liabilities               $           0         $           0      $           0           $         0       $         0
                            -------------         --------------     -------------          -------------      ------------

 Total liabilities$         $           0         $           0      $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


COMPONENTS OF NET ASSETS
 Capital Paid In            $           0         $       50,000     $           0           $         0       $         0
                            =============         ==============     =============          =============      ============


OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value     n/a                 4,672.90             n/a                    n/a                 n/a


Net Asset Value Per Share        n/a              $     10.70             n/a                    n/a                 n/a




-------------------------------------------------------------------------------------------------------------------
                                  (Continued)
                              UNIFIED SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 23, 2002

-------------------------------------------------------------------------------------------------------------------


                            Marathon Value        RiverGuide             StoneRidge             StoneRidge      StoneRidge Small Cap
                               Portfolio             Fund                Equity Fund             Bond Fund           Growth Fund
ASSETS

     Cash in bank             $         0          $       0          $           0           $     50,000          $          0
                              ------------       ------------          -------------          ------------          ------------

     Total assets             $         0         $        0           $           0          $     50,000          $          0
                              ============       ============          =============          ============          ============


LIABILITIES

     Liabilities              $         0        $          0          $           0          $          0          $          0
                              ------------       ------------          -------------          ------------          ------------

    Total liabilities         $         0        $          0          $           0          $          0          $          0
                              ============       ============          =============          ============          ============


COMPONENTS OF NET ASSETS
     Capital Paid In          $         0        $          0          $           0          $     50,000          $          0
                             =============       ============          =============          ============          ============

OUTSTANDING SHARES
Unlimited Number of Shares
Authorized Without Par Value      n/a                n/a                   n/a                  4,849.66                n/a


Net Asset Value Per Share         n/a                n/a                   n/a                 $   10.31                n/a







See accompanying notes to financial statement.
-------------------------------------------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Unified Series Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio on October 17, 2002. The Declaration of Trust dated October 14, 2002 provides for an unlimited number of authorized shares of beneficial interest without par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of ten series of shares for the Ariston Convertible Securities Fund, the Auxier Focus Fund, the Corbin Small-Cap Value Fund, the GJMB Growth Fund, the GLOBALT Growth Fund, the Marathon Value Portfolio, the RiverGuide Fund, the StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund (together referred to as the "Funds").

The investment objective of the Ariston Convertible Securities Fund is total return. The investment objective of the Auxier Focus Fund is long-term capital appreciation. The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation through common stocks of small capitalization companies. The investment objective of the non-diversified GJMB Growth Fund is long-term capital appreciation. The investment objective of the GLOBALT Growth Fund is long-term growth of capital. The investment objective of the Marathon Value Portfolio is long-term capital appreciation. The investment objective of the non-diversified RiverGuide Fund is capital appreciation. The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term. The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital. The investment objective of the StoneRidge Small Cap Growth Fund is capital growth over the long term.

The Funds use an independent custodian. No transactions other than those relating to organizational matters and the sale to Unified Fund Services, Inc. of 4,672.90 shares of the Auxier Focus Fund and 4,849.66 shares of the StoneRidge Bond Fund have taken place to date.


NOTE 2 - MANAGEMENT AGREEMENT

The Funds' advisors are as follows:

Fund                                    Advisor

Ariston Convertible Securities Fund     Ariston Capital Management Corporation
Auxier Focus Fund                       Auxier Asset Management, LLC
Corbin Small Cap Value Fund             Corbin & Company
GJMB Growth Fund                        Gamble, Jones, Morphy & Bent
GLOBALT Growth Fund                     GLOBALT, Inc.
Marathon Value Portfolio                Spectrum Advisory Services, Inc.
RiverGuide Fund                         Bates Total Asset Management
StoneRidge Equity Fund                  StoneRidge Investment Partners, LLC
StoneRidge Bond Fund                    StoneRidge Investment Partners, LLC
StoneRidge Small Cap Growth Fund        StoneRidge Investment Partners, LLC

All of the investment advisors are registered as investment advisers under the Investment Advisers Act of 1940, as amended. Fees are paid monthly, and percentages are calculated on the basis of that month's average value of daily net assets. The fee paid to each Fund's advisor is as follows:

Ariston Convertible Securities Fund    2.25% minus the 12b-1 expenses and fees
                                       and expenses of the non-interested
                                       person trustees incurred by the Fund
Auxier Focus Fund                      1.35%
Corbin Small Cap Value Fund            1.25%
GJMB Growth Fund                       1.20%
GLOBALT Growth Fund                    1.17%
Marathon Value Portfolio               1.25%
RiverGuide Fund                        2.25%
StoneRidge Equity Fund                 0.60%
StoneRidge Small Cap Growth Fund       1.00%
StoneRidge Bond Fund                   0.40%



NOTE 3 - AGREEMENTS AND RELATED PARTY TRANSACTIONS

Unified Fund Services, Inc. ("Unified") acts as the fund administrator for all of the Funds. Unified also acts as the transfer agent and fund accountant for all of the Funds. Unified Financial Securities, Inc. (the "Distributor") is the exclusive agent for distribution of shares of each Fund. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano, (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor) and may be deemed to be affiliates of the Distributor.

For its administrative services, Unified receives a fee of 0.10% of a Fund's average daily net assets under $50 million; 0.07% from $50 to $100 million; 0.05% from $100 to $150 million; and 0.03% above $150 million. There is a minimum monthly administrative fee of $2,500 per Fund.

As transfer agent, Unified receives a monthly fee of $1.25 per shareholder, subject to a minimum monthly fee of $1,250 per Fund.

As fund accountant, Unified receives a fee of 0.05% of each Fund's average daily net assets under $50 million; 0.04% from $50 to $100 million; 0.03% from $100 to $150 million; and 0.02% above $150 million. There is a minimum monthly accounting fee of $1,667 per Fund.

As of December 23, 2002, all of the outstanding shares of the Auxier Focus Fund and the StoneRidge Bond Fund were owned by Unified. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the Investment Company Act of 1940, as amended) of that Fund.

NOTE 4 - CAPITAL SHARES AND DISTRIBUTION

At December 23, 2002, an unlimited number of shares were authorized and paid in capital amounted to $50,000 for the Auxier Focus Fund and $50,000 for the StoneRidge Bond Fund.

Transactions in capital shares were as follows:

Shares Sold:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Redeemed:
           Auxier Focus Fund                                           -
           StoneRidge Bond Fund                                        -

Net Increase:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

Shares Outstanding:
           Auxier Focus Fund                                      4,672.90
           StoneRidge Bond Fund                                   4,849.66

There was no activity in any other funds for the periods indicated.


NOTE 5 - ORGANIZATION COSTS

Unified Fund Services, Inc. will pay all organization costs incurred in establishing the Trust. The Funds are under no obligation to reimburse these organization costs.

NOTE 6 - FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, no provision for income tax is required.

Shareholders and Board of Trustees
Unified Series Trust


We have audited the accompanying statement of assets and liabilities of the Unified Series Trust (the "Trust") (comprised of the Ariston Convertible Securities Fund, Auxier Focus Fund, Corbin Small-Cap Value Fund, GJMB Growth Fund, GLOBALT Growth Fund, Marathon Value Portfolio, RiverGuide Fund, StoneRidge Equity Fund, the StoneRidge Bond Fund, and the StoneRidge Small Cap Growth Fund, together referred to as the "Funds") as of December 23, 2002. This financial statement is the responsibility of management of the Trust. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of December 23, 2002, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Funds, constituting the Trust, as of December 23, 2002, in conformity with accounting principles generally accepted in the United States of America.



                                                        /s/
                                           Crowe, Chizek and Company LLP


Indianapolis, Indiana
December 30, 2002

                            PART C. OTHER INFORMATION

Item 23. Exhibits
(1) Financial Statements included in Part A: Financial Highlights Table for the predecessor of each series of the Trust.

(2) Financial Statements included in Part B: (a)Audited Financial Statements for the predecessor of each series of the Trust as of the predecessor fund's fiscal year end as set forth in the Financial Highlights Table, and unaudited financial statements for the most recent semi-annual period, to the extent applicable; and (b) Audited seed capital balance sheet for each initial series of the Trust dated as of December 23, 2002

(3)
                  (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

                  (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

                  (c)      Instruments Defining Rights of Security Holders -
                           None.

                  (d)      Investment Advisory Contracts.

1. Copy of Registrant's Investment Advisory Agreement with Ariston Capital Management Corp with regard to the Ariston Convertible Securities Fund, approved December 18, 2002
                                    - Filed herewith.

2. Copy of Registrant's Investment Advisory Agreement with Auxier Asset Management with regard to the Auxier Focus Fund, approved December 18, 2002 - Filed herewith.

3. Copy of Registrant's Investment Advisory Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed herewith.

4. Copy of Registrant's Investment Advisory Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed herewith.

5. Copy of Registrant's Investment Advisory Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed herewith.

6. Copy of Registrant's Investment Advisory Agreement with Spectrum Advisory Services, Inc. with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed herewith.

7. Copy of Registrant's Investment Advisory Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed herewith.

8. Copy of Registrant's Investment Advisory Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed herewith.

9. Copy of Registrant's Investment Advisory Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Bond Fund, approved December 18, 2002 - Filed herewith.

10. Copy of Registrant's Investment Advisory Agreement with Bates Total Asset Management, Inc. with regard to the RiverGuide Fund, approved December 18, 2002 - Filed herewith.

                  (e) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002 - Filed herewith.

                  (f)      Bonus or Profit Sharing Contracts - None.

                  (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed herewith.

                  (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed herewith.

                  (i) Legal Opinion and Consent of Thompson Coburn LLP, dated December 27, 2002 - Filed herewith.

                  (j)      Other Opinions

                    1.Consent of McCurdy & Associates, C.P.A.'s, Inc., dated December 20, 2002, in connection with Registrant's use of predecessor funds' audited financial statements- Filed herewith.

                    2. Consent of Crowe, Chezik and Company LLP, dated December 30, 2002, in connection with Registrant's use of audited seed capital financial statements - Filed herewith.

                  (k)      Omitted Financial Statements - None.

                  (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed herewith.

                  (m) Copy of Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund - Filed herewith.

                  (n)      Rule 18f-3 Plan - None.

                  (o)      Reserved.

                  (p)      Code of Ethics - Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 25. Indemnification

                  Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

                  Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 26. Business and Other Connections of the Investment Advisers


1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the Ariston Convertible Securities Fund, a series of the Trust. Mr. Richard
                           B. Russell serves as President of Ariston. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").


2. Auxier Asset Management ("Auxier") serves as the investment adviser for the Auxier Focus Fund, a series of the Trust. Mr. James J. Auxier serves as President and Chief Executive Officer of Auxier and Ms. Shauna C. Tweedy as Chief Financial Officer. Further information about Auxier and its officers can be obtained from the Form ADV Part I filed via IARD.

3. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R. Stinson the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.


               4. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Christopher E. Morphy serves as President of GJMB, Thomas W. Bent as Senior Vice President and Chief Financial Officer, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.


5. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

6. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Mark Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.


7. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund, the StoneRidge Small Cap Growth Fund and the StoneRidge Bond Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Ms. Cynthia Stains the Chief Operating Officer.
                           Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I filed via the IARD.


8. Bates Total Asset Management, Inc. ("BTAM") serves as the investment adviser for the RiverGuide Fund, a series of the Trust. Mr. Brent L. Bates serves as President of BTAM. Further information about BTAM and Mr. Bates can be obtained from the Form ADV Part I filed via the IARD.


Item 27. Principal Underwriters

          Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust


                         (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: AmeriPrime Advisors Trust, AmeriPrime Funds, ATC Fund, Inc., Julius Baer Investment Funds, Kenwood Funds, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, Rockland Funds Trust, Securities Management & Timing Funds, Runkel Funds, Sparrow Funds, TANAKA Funds, Inc., and Metric Wisdom Funds.


                         (b) The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust
                  ----                             -----                             -------------------
                  Thomas G. Napurano               CFO and Exec. Vice President      Chief Financial
                                                                                     Officer and Treasurer

                  Stephen D. Highsmith, Jr.        Director, President, CEO and      None
                                                   Secretary



                  Lynn Wood                        Chairman of the Board             None

                  Timothy L. Ashburn               Director                          Chairman, President
                                                                                     and Secretary



                  Karyn E. Cunningham              Controller                        None


                  (c) Not applicable.


Item 28. Location of Accounts and Records

                  Unified Fund Services, Inc.
                   431 N. Pennsylvania  Street
                   Indianapolis, IN 46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                   Bellevue, Washington 98005

                  Auxier Asset Management
                  8050 SW Warm Springs St., Suite 130
                  Tualatin, OR 97062

                  Bates Total Asset Management, Inc.
                  401 Junction Highway
                  Kerrville, Texas 78028

                  Corbin & Company
                  1320 South University Drive, Suite 406
                  Fort Worth, Texas 76107

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                   Newtown Square, PA  19073

                  Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series that the adviser manages.

Item 29. Management Services

                  None.

Item 30. Undertakings

                  Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with
                  Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

                  Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lexington and the State of Kentucky on December 27, 2002.

                                    UNIFIED SERIES TRUST


                                     /s/ Timothy L. Ashburn
                                    --------------------------------------------
                                    Timothy L. Ashburn, President and Secretary

Attest:

/s/      Thomas G. Napurano
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                Title            Date

/s/      Timothy L. Ashburn              Trustee            December 30, 2002
------------------------------------
 Timothy L. Ashburn

/s/      Timothy L. Ashburn*             Trustee            December 30, 2002
------------------------------------
 Daniel Condon

/s/      Timothy L. Ashburn*             Trustee            December 30, 2002
------------------------------------
 Gary E. Hippenstiel

/s/      Timothy L. Ashburn*             Trustee            December 30, 2002
-------------------------------------
 Stephen Little

/s/      Timothy L. Ashburn*             Trustee            December 30, 2002
------------------------------------
 Ronald Tritschler




*Signed pursuant to a Power of Attorney dated December 18, 2002 as filed herewith.

                                                 INDEX TO EXHIBITS

Exhibit Number             Description

EX.99.d1     Investment Advisory Agreement - Ariston Capital Management Corp

EX.99.d2     Investment Advisory Agreement - Auxier Asset Management

EX.99.d3     Investment Advisory Agreement - Corbin & Company

EX.99.d4     Investment Advisory Agreement - Gamble, Jones, Morphy & Bent

EX.99.d5     Investment Advisory Agreement - GLOBALT, Inc.

EX.99.d6     Investment Advisory Agreement - Spectrum Advisory Services, Inc.

EX.99.d7     Investment Advisory Agreement - Stoneridge Investment Partners, LLC

EX.99.d8     Investment Advisory Agreement - Stoneridge Investment Partners, LLC

EX.99.d9     Investment Advisory Agreement - Stoneridge Investment Partners, LLC

EX.99.d10    Investment Advisory Agreement - Bates Total Asset Management, Inc.

EX.99.e      Distribution Agreement

EX.99.g      Custodian Agreement

EX.99.h2     Mutual Fund Services Agreement

EX.99.i      Legal Opinion and Consent

EX.99.j1     Consent of McCurdy & Associates, C.P.A.'s, Inc.

EX.99.j2     Consent of Crowe, Chezik and Company LLP

EX.99.l      Letter of Investment Intent

EX.99.m      Ariston Convertible Securities Fund 12b-1 Distribution Plan

EX.99.p      Code of Ethics

EX.99. Power of Attorney executed by Daniel Condon

EX.99. Power of Attorney executed by Gary E. Hippenstiel

EX.99. Power of Attorney executed by Stephen Little

EX.99. Power of Attorney executed by Ronald Tritschler